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SEMI-ANNUAL REPORT                                                        [LOGO]
JUNE 30, 2002
(UNAUDITED)                   A Report of the TIFF INVESTMENT PROGRAM

 MESSAGE FROM THE PRESIDENT

                         August 28, 2002

Dear TIFF Member:

We are pleased to present the TIFF mutual funds Semi-Annual Report for June 30, 2002.

As you know, the TIFF Investment Program comprises a family of multi-manager, commingled funds open exclusively to 501(c)(3) organizations. TIFF administers five mutual funds at present: Multi-Asset, International Equity, US Equity, Bond, and Short-Term. All of the TIFF funds enable member organizations to delegate to TIFF responsibility for time-intensive tasks of selecting money managers and other vendors. The Multi-Asset Fund goes beyond this by providing members with an opportunity to also delegate to TIFF responsibility for the all-important task of asset allocation.

We are very gratified by the favorable reception that TIFF has received from the non-profit community. We would welcome the opportunity to discuss this exciting initiative with eligible investors.

For further information about TIFF, please call us at 434-817-8200 or visit our Website at www.tiff.org.

                         Sincerely,
                         [SIGNATURE]
                         David A. Salem
                         President and CEO
 CONTENTS

TIFF Multi-Asset Fund
/ / Schedule of Investments.......................   3

TIFF International Equity Fund
/ / Schedule of Investments.......................  12

TIFF US Equity Fund
/ / Schedule of Investments.......................  17

TIFF Bond Fund
/ / Schedule of Investments.......................  22

TIFF Short-Term Fund
/ / Schedule of Investments.......................  28

Statement of Assets and Liabilities...............  30

Statement of Operations...........................  32

Statement of Changes in Net Assets................  34

Financial Highlights..............................  37

Notes to Financial Statements.....................  42

Directors and Principal Officers..................  56

--------------------------------------------------------------------------------
Copyright -C- 2002 / / All rights reserved / / This report may not be reproduced or distributed without written permission from TIFF.
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                                       2
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  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2002

  NUMBER
 OF SHARES                                               VALUE +

             COMMON STOCKS -- 38.4%
             US COMMON STOCKS -- 18.8%

             AEROSPACE AND DEFENSE -- 0.7%
      7,900  Boeing Co.                                    $355,500
     16,100  Honeywell International, Inc.                  567,203
      2,200  Lockheed Martin Corp.                          152,900
      4,900  Textron, Inc.                                  229,810
      4,700  United Technologies Corp.                      319,130
                                                       ------------
                                                          1,624,543
                                                       ------------
             AUTOMOTIVE -- 0.2%
      5,200  General Motors Corp.                           277,940
      1,300  Johnson Controls, Inc.                         106,093
                                                       ------------
                                                            384,033
                                                       ------------

             BANKING -- 1.2%
      8,100  Bank of America Corp.                          569,916
      2,000  Countrywide Credit Industries, Inc.             96,500
     22,680  JP Morgan Chase & Co., Inc.                    769,306
      6,500  National City Corp.                            216,125
      4,200  UnionBanCal Corp.                              196,770
     17,700  Wells Fargo Co.                                886,062
                                                       ------------
                                                          2,734,679
                                                       ------------

             BEVERAGES, FOOD, AND TOBACCO -- 1.2%
      9,600  Conagra, Inc.                                  265,440
      3,400  Hershey Foods Corp.                            212,500
      8,400  Pepsi Bottling Group, Inc.                     258,720
      2,200  Philip Morris Companies, Inc.                   96,096
      3,300  RJ Reynolds Tobacco Holdings                   177,375
     30,800  Wm. Wrigley Jr. Co.                          1,704,780
                                                       ------------
                                                          2,714,911
                                                       ------------

             CHEMICALS -- 0.1%
      1,400  PPG Industries, Inc.                            86,660
      4,100  Rohm & Haas Co.                                166,009
                                                       ------------
                                                            252,669
                                                       ------------

             COMMERCIAL SERVICES -- 0.2%
      3,000  Apollo Group, Inc.*                            118,230
      5,400  H & R Block, Inc.                              249,210
                                                       ------------
                                                            367,440
                                                       ------------
             COMMUNICATIONS -- 0.1%
     10,500  Corning, Inc.*                                  37,275
     12,300  Nextel Communications, Inc., Class A*           39,483
      4,500  Verizon Communications Corp.                   180,675
                                                       ------------
                                                            257,433
                                                       ------------

             COMPUTER SOFTWARE AND PROCESSING -- 1.5%
      4,400  Adobe Systems, Inc.                            125,400
     17,500  Automatic Data Processing, Inc.                762,125
      4,900  Computer Sciences Corp.*                       234,220
      2,200  Intuit, Inc.*                                  109,384
     16,900  Microsoft Corp.*                               924,430
    140,800  Oracle Corp.*                                1,333,376
                                                       ------------
                                                          3,488,935
                                                       ------------

             COMPUTERS AND INFORMATION -- 0.5%
     28,200  Cisco Systems, Inc.*                           393,390
     10,900  Dell Computer Corp.*                           284,926
      9,677  Hewlett-Packard Co.                            147,865
  NUMBER
 OF SHARES                                               VALUE +

      1,200  International Business Machines Corp.          $86,400
     20,900  Sun Microsystems, Inc.*                        104,709
                                                       ------------
                                                          1,017,290
                                                       ------------

             COSMETICS AND PERSONAL CARE -- 0.5%
     17,000  Colgate-Palmolive Co.                          850,850
      2,400  Procter & Gamble Co.                           214,320
                                                       ------------
                                                          1,065,170
                                                       ------------

             DIVERSIFIED -- 0.5%
         12  Berkshire Hathaway Inc., Class A*              801,600
      7,800  General Electric Co.                           226,590
                                                       ------------
                                                          1,028,190
                                                       ------------

             ELECTRIC UTILITIES -- 0.4%
      4,500  American Electric Power, Inc.                  180,090
      5,300  Edison International*                           90,100
      6,100  Entergy Corp.                                  258,884
      5,400  Mirant Corp.*                                   39,420
      8,400  Reliant Energy, Inc.                           141,960
      1,800  TXU Corp.                                       92,790
                                                       ------------
                                                            803,244
                                                       ------------

             ELECTRICAL EQUIPMENT -- 0.0%
      1,700  Emerson Electric Co.                            90,967
                                                       ------------

             ELECTRONICS -- 0.5%
     59,900  Intel Corp.                                  1,094,373
                                                       ------------

             ENTERTAINMENT AND LEISURE -- 0.2%
      7,500  Eastman Kodak Co.                              218,775
     10,200  Walt Disney Co.                                192,780
                                                       ------------
                                                            411,555
                                                       ------------

             FINANCIAL SERVICES -- 1.3%
     41,546  Allied Capital Corp.                           941,017
      3,800  Bear Stearns Co., Inc.                         232,560
      2,700  Fannie Mae                                     199,125
      5,200  Freddie Mac                                    318,240
      5,100  Household International, Inc.                  253,470
      4,200  Lehman Brothers Holdings, Inc.                 262,584
      3,100  MBNA Corp.                                     102,517
      2,300  Moody's Corp.                                  114,425
      7,400  Morgan Stanley Dean Witter & Co.               318,792
      2,200  NVIDIA Corp.*                                   37,796
      4,100  Washington Mutual, Inc.                        152,151
                                                       ------------
                                                          2,932,677
                                                       ------------

             FOREST PRODUCTS AND PAPER -- 0.1%
      4,900  Georgia-Pacific Group                          120,442
                                                       ------------

             HEALTHCARE PROVIDERS -- 0.2%
      4,300  Healthsouth Corp.*                              54,997
      1,300  Quest Diagnostics, Inc.*                       111,865
      3,900  Tenet Healthcare Corp.*                        279,045
                                                       ------------
                                                            445,907
                                                       ------------

             HOME CONSTRUCTION, FURNISHINGS, AND APPLIANCES -- 0.1%
      4,700  Newell Rubbermaid Inc.                         164,782
                                                       ------------

             HOUSEHOLD PRODUCTS -- 0.2%
      4,400  Fortune Brands, Inc.                           246,400
      5,700  The Clorox Co.                                 235,695
                                                       ------------
                                                            482,095
                                                       ------------

                                       3
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  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2002

  NUMBER
 OF SHARES                                               VALUE +
             INDUSTRIAL - DIVERSIFIED -- 0.0%
        800  3M Co.                                         $98,400
                                                       ------------
             INSURANCE -- 1.4%
      3,000  Allstate Corp.                                 110,940
     17,400  American International Group, Inc.           1,187,202
      1,700  CIGNA Corp.                                    165,614
      2,800  Jefferson-Pilot Corp.                          131,600
      5,900  John Hancock Financial Services, Inc.          207,680
      4,200  Loews Corp.                                    222,558
     10,200  MetLife, Inc.                                  293,760
      4,200  The Progressive Corp.                          242,970
      3,500  United Health Group, Inc.                      320,425
      3,600  UnumProvident Corp.                             91,620
      2,100  Wellpoint Health Networks, Inc.*               163,401
                                                       ------------
                                                          3,137,770
                                                       ------------

             MEDIA - BROADCASTING AND PUBLISHING -- 0.7%
     79,900  AOL Time Warner, Inc.*                       1,175,329
      2,100  McGraw-Hill Companies, Inc.                    125,370
      4,000  New York Times Co.                             206,000
                                                       ------------
                                                          1,506,699
                                                       ------------

             MEDICAL SUPPLIES -- 0.8%
     19,400  Baxter International, Inc.                     862,136
      7,300  Boston Scientific Corp.*                       214,036
      8,400  Cerus Corp.*                                   284,592
      4,100  Guidant Corp.*                                 123,943
      6,000  Johnson & Johnson                              313,560
                                                       ------------
                                                          1,798,267
                                                       ------------

             METALS AND MINING -- 0.7%
     13,200  Alcoa, Inc.                                    437,580
     31,900  Freeport-McMoRan Copper & Gold, Inc.,
                Class B*                                    569,415
      4,900  Newmont Mining Corp.                           129,017
     14,300  Stillwater Mining Co.*                         232,804
     15,100  United States Steel Corp.                      300,339
                                                       ------------
                                                          1,669,155
                                                       ------------

             OIL AND GAS -- 3.0%
      3,300  Amerada Hess Corp.                             272,250
      4,042  Anadarko Petroleum Corp.                       199,271
      1,700  Apache Corp.                                    97,716
      9,000  Burlington Resources, Inc.                     342,000
      2,900  ChevronTexaco Corp.                            256,650
      2,900  Devon Energy Corp.                             142,912
      4,900  Ensco International, Inc                       133,574
      6,900  EOG Resources, Inc.                            273,930
      3,700  Equitable Resources, Inc.                      126,910
      3,000  Evergreen Resources, Inc.*                     127,500
     34,060  Exxon Mobil Corp.                            1,393,735
      7,475  Global Santa Fe Corp.                          204,441
     32,600  Halliburton Co.                                519,644
      4,000  Helmerich & Payne Inc.                         142,880
      3,700  Kerr-McGee Corp.                               198,135
      8,300  Marathon Oil Corp.                             225,096
      6,600  Noble Energy, Inc.                             237,930
      9,400  Occidental Petroleum Corp.                     281,906
     27,700  Pride International, Inc.*                     433,782
     14,100  Rowan Companies, Inc.                          302,445
      6,200  Sunoco, Inc.                                   220,906
      3,600  Valero Energy Corp.                            134,712
  NUMBER
 OF SHARES                                               VALUE +

      4,700  Western Gas Resources, Inc.                   $175,780
     13,025  XTO Energy, Inc.                               268,315
                                                       ------------
                                                          6,712,420
                                                       ------------

             PHARMACEUTICALS -- 0.6%
      6,000  Abbott Laboratories                            225,900
      9,200  Bristol-Myers Squibb Co.                       236,440
      4,800  McKesson HBOC, Inc.                            156,960
      4,500  Merck & Co., Inc.                              227,880
     10,900  Pfizer, Inc.                                   381,500
      7,700  Schering-Plough Corp.                          189,420
                                                       ------------
                                                          1,418,100
                                                       ------------

             RESTAURANTS -- 0.1%
      8,600  Yum! Brands, Inc.*                             251,550
                                                       ------------

             RETAILERS -- 1.4%
      7,800  Albertson's, Inc.                              237,588
      3,200  AutoZone, Inc.*                                247,360
      5,900  Federated Department Stores, Inc.*             234,230
      4,600  JC Penney Company, Inc.                        101,292
     11,800  Kroger Co.*                                    234,820
      3,000  RadioShack Corp.                                90,180
      8,700  Safeway, Inc.*                                 253,953
      5,400  Sears, Roebuck and Co.                         293,220
      6,300  Staples, Inc.*                                 124,110
     13,200  The Limited, Inc.                              281,160
     50,200  TJX Companies, Inc.                            984,422
                                                       ------------
                                                          3,082,335
                                                       ------------

             TELEPHONE SYSTEMS -- 0.2%
      2,500  ALLTEL Corp.                                   117,500
      4,600  BellSouth Corp.                                144,900
      3,112  Qwest Communications International,
                Inc.*                                         8,714
     11,100  Sprint Corp.                                   117,771
     20,800  WorldCom, Inc.*(a)                               1,872
                                                       ------------
                                                            390,757
                                                       ------------

             TRANSPORTATION -- 0.2%
      2,500  Burlington Northern Santa Fe Corp.              75,000
      2,600  Sabre Holdings Corp.*                           93,080
      3,200  Union Pacific Corp.                            202,496
                                                       ------------
                                                            370,576
                                                       ------------
             Total US Common Stocks
                (Cost $44,454,576)                       41,917,364
                                                       ------------

             FOREIGN COMMON STOCKS -- 19.6%

             AUSTRALIA -- 0.1%
     43,724  Broken Hill Proprietary Co.                    252,808
                                                       ------------

             BERMUDA -- 0.2%
      2,700  Ingersoll Rand Co.                             123,282
      4,200  Weatherford International Ltd.*                181,440
                                                       ------------
                                                            304,722
                                                       ------------

             BRAZIL -- 0.5%
     24,000  Cia Vale do Rio Doce                           622,800
      3,790  Cia Vale do Rio Doce - ADR*                    104,869
     21,800  Petroleo Brasileiro SA - ADR                   411,148
                                                       ------------
                                                          1,138,817
                                                       ------------

             CANADA -- 2.4%
     40,100  Abitibi - Consolidated, Inc.                   370,123
      2,600  Alcan Aluminum Ltd.                             97,552

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  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2002

  NUMBER
 OF SHARES                                               VALUE +
     11,800  Barrick Gold Corp.                            $224,082
     11,000  BCE, Inc.                                      191,620
     52,500  CAE, Inc.                                      429,762
     12,300  Canadian Natural Resources Ltd.*               416,659
     26,984  Encana Corp.                                   825,710
     33,300  Imperial Oil Ltd.                            1,038,627
      3,500  Manulife Financial Corp.                       100,100
     11,200  Nexen, Inc.                                    301,926
      7,507  PanCanadian Energy Corp.                       230,506
      9,671  Petro-Canada                                   271,836
      5,600  Precision Drilling Corp.*                      193,712
     16,584  Suncor Energy, Inc.                            290,048
      8,000  Talisman Energy (foreign shares)               358,998
      3,300  Talisman Energy, Inc.                          148,995
                                                       ------------
                                                          5,490,256
                                                       ------------

             CHINA -- 0.1%
      4,000  Aluminum Corp. of China Ltd.                    76,400
      8,300  China Petroleum & Chemical Corp. - ADR*        146,080
                                                       ------------
                                                            222,480
                                                       ------------

             DENMARK -- 0.3%
     19,300  Novo Nordisk AS, Class B                       638,894
                                                       ------------

             FINLAND -- 0.1%
     11,894  Stora Enso Oyj - R Shares                      163,277
                                                       ------------
             FRANCE -- 2.9%
      5,986  Accor SA                                       242,797
      7,100  Air Liquide SA*                              1,092,463
      5,850  Aventis SA                                     414,533
      6,068  Compagnie de Saint-Gobain                      272,670
     11,700  Dassault Systemes SA                           534,415
      4,817  LMVH Moet Hennessey Louis Vuitton SA           242,621
     10,400  L'Oreal SA                                     811,412
        966  Pernod-Ricard SA                                94,639
      4,863  Sanofi-Synthelabo SA                           295,846
      5,062  Schneider Electric SA                          272,208
     49,767  Suez SA                                      1,327,047
      4,000  Technip-Coflexip SA, ADR                       106,000
      2,202  Total Fina SA                                  357,520
      2,700  Total Fina SA - ADR                            218,430
      5,631  Valeo SA                                       234,125
      6,059  Vivendi Universal SA                           130,927
                                                       ------------
                                                          6,647,653
                                                       ------------

             GERMANY -- 0.7%
      1,369  Allianz AG                                     274,191
     11,500  Deutsche Bank AG                               799,561
      4,702  Equant NV                                      226,612
        897  Muenchener Rueckversicherungs                  212,611
                                                       ------------
                                                          1,512,975
                                                       ------------

             HONG KONG -- 1.0%
     78,000  China Mobile (Hong Kong) Ltd.*                 231,001
     23,100  China Mobile (Hong Kong) Ltd. - ADR*           337,722
    167,900  Hutchison Whampoa Ltd.                       1,253,877
     21,000  Sun Hung Kai Properties Ltd.                   159,520
                                                       ------------
                                                          1,982,120
                                                       ------------

             ISRAEL -- 0.4%
     15,200  Teva Pharmaceutical Industries Ltd.          1,015,056
                                                       ------------
  NUMBER
 OF SHARES                                               VALUE +

             ITALY -- 0.7%
     22,908  ENI SpA                                       $364,811
      2,742  Gucci Group NV                                 259,421
     77,078  IntesaBci SpA                                  236,207
     28,900  Luxottica Group SpA - ADR                      549,100
     32,067  Mediaset SpA                                   248,478
                                                       ------------
                                                          1,658,017
                                                       ------------

             JAPAN -- 2.6%
     25,700  Asatsu-DK, Inc.                                559,628
     25,000  Bridgestone Corp.                              344,525
      7,000  Canon, Inc.                                    264,559
         35  East Japan Railway Co.                         163,816
      1,500  FANUC Ltd.                                      75,338
      3,000  Ito-Yokado Co. Ltd.                            150,175
     28,000  Kao Corp.                                      644,752
     19,000  Matsushita Electric Industries Co.             259,177
      3,300  Murata Manufacturing Co. Ltd.                  211,997
     72,000  Nissan Motor Co. Ltd.*                         498,582
     59,400  Nomura Securities Co. Ltd.                     872,218
      2,100  ORIX Corp.                                     169,423
      2,020  Rohm Co.                                       301,500
      6,800  Shin-Etsu Chemical Co. Ltd.                    292,174
     14,100  Sony Corp. - ADR                               747,300
      5,400  Tokyo Electron Ltd.                            351,861
                                                       ------------
                                                          5,907,025
                                                       ------------

             LUXEMBOURG -- 0.0%
      5,907  Arcelor*                                        83,831
                                                       ------------

             MEXICO -- 0.2%
     20,800  Wal-Mart de Mexico - ADR                       564,932
                                                       ------------

             NETHERLANDS -- 1.1%
     11,542  Koninklijke (Royal) Philips Electronics
                NV                                          322,246
     25,409  Koninklijke KPN NV*                            118,945
     24,600  Royal Dutch Petroleum Co., NY Shares         1,359,642
      4,339  Unilever NV - CVA                              284,109
     11,316  VNU NV                                         314,484
     11,758  Wolters Kluwer - CVA                           223,186
                                                       ------------
                                                          2,622,612
                                                       ------------

             NORWAY -- 0.1%
      6,400  Norsk Hydro ASA - ADR                          307,968
                                                       ------------

             PERU -- 0.1%
     12,600  Compania de Minas Buenaventura SA - ADR        322,560
                                                       ------------

             RUSSIA -- 0.0%
        300  Lukoil Oil Co. - ADR                            19,462
                                                       ------------

             SINGAPORE -- 0.2%
     50,100  DBS Group Holdings Ltd.                        351,629
     21,000  United Overseas Bank Ltd.                      150,955
                                                       ------------
                                                            502,584
                                                       ------------

             SOUTH AFRICA -- 0.9%
      6,300  Anglo American Platinum Corp.                  247,026
     44,379  Billiton plc                                   235,839
     31,800  Gold Fields Ltd.                               398,903
      5,300  Impala Platinum Holdings Ltd.                  291,212
     84,000  Sasol Ltd.                                     892,958
                                                       ------------
                                                          2,065,938
                                                       ------------

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  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2002

  NUMBER
 OF SHARES                                               VALUE +
             SOUTH KOREA -- 0.3%
      2,121  Kookmin Bank                                  $104,247
        680  Pohang Iron & Steel Co. Ltd.                    75,461
        456  Posco - ADR                                     12,435
      1,600  Samsung Electronics Co. Ltd.                   437,573
      6,673  SK Telecom Co. Ltd. - ADR                      165,424
                                                       ------------
                                                            795,140
                                                       ------------

             SPAIN -- 0.2%
     20,200  Repsol SA - ADR                                238,966
     18,465  Telefonica SA*                                 155,006
                                                       ------------
                                                            393,972
                                                       ------------

             SWITZERLAND -- 0.6%
      8,593  Credit Suisse Group*                           272,817
     15,200  Nestle SA - ADR                                886,061
      2,079  Roche Holding AG                               157,156
                                                       ------------
                                                          1,316,034
                                                       ------------

             TAIWAN -- 0.7%
    182,336  Taiwan Semiconductor Manufacturing
                Co. Ltd.*                                   371,112
     12,438  Taiwan Semiconductor Manufacturing
                Co. Ltd. - Sponsored ADR*                   161,690
     88,660  Taiwan Semiconductor Manufacturing
                Co. Ltd. (144A) (PREF)*(a){::}              902,257
     23,411  United Microelectronics Corp. - ADR*           172,071
                                                       ------------
                                                          1,607,130
                                                       ------------

             TURKEY -- 0.0%
        588  Turkcell Iletisim Hizmetleri AS                  7,174
                                                       ------------

             UNITED KINGDOM -- 3.2%
      8,732  AstraZeneca plc                                359,116
     18,412  BAA plc                                        168,326
      4,900  BP plc - ADR                                   247,401
     74,582  British Aerospace plc                          381,292
     31,681  British Sky Broadcasting plc*                  300,149
     42,606  BT Group plc*                                  163,095
     12,186  Cadbury Schweppes plc                           90,797
     30,400  Close Brothers Group plc                       289,608
      6,819  GlaxoSmithKline plc                            147,385
     21,669  HSBC Holdings plc                              249,204
     10,338  Imperial Tobacco Group plc                     165,780
     35,164  Marks & Spencer Group plc                      189,673
     62,901  Pearson plc                                    635,937
     58,575  Reed International plc                         546,664
     62,800  Rio Tinto plc                                1,142,992
      8,967  Royal Bank of Scotland Group                   254,224
      5,900  Shell Transport & Trading Co. - ADR            265,559
    106,591  Vodafone AirTouch plc                          144,810
     45,800  Vodafone Group plc - Sponsored ADR             625,170
     76,000  WPP Group plc                                  635,722
     10,100  Xstrata plc                                    129,324
                                                       ------------
                                                          7,132,228
                                                       ------------
             Total Foreign Common Stocks
                (Cost $46,022,502)                       44,675,665
                                                       ------------
             Total Common Stocks
                (Cost $90,477,078)                       86,593,029
                                                       ------------

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +

             ASSET-BACKED SECURITIES -- 5.0%
    $96,545  Aames Mortgage Trust,
                Ser. 1999-1, Class AF         7.290%   07/15/29      $102,605
    139,650  Aames Mortgage Trust,
                Ser. 1999-2, Class AF         7.589%   10/15/29       148,965
    325,000  American Express Credit Card
                Master Trust, Ser. 2000-2,
                Class A                       2.005%   09/17/07       326,059
    215,000  American Express Credit Card
                Master Trust, Ser. 2001-1,
                Class A                       1.930%   10/15/05       215,294
    119,000  American Express Credit Card
                Master Trust, Ser. 2002-2,
                Class A (FRN)                 1.890%   05/15/06       119,000
    220,000  American Express Credit Card
                Master Trust, Ser. 2002-3,
                Class A (FRN)                 1.950%   12/15/09       220,034
    235,000  Americredit Automobile
                Receivables Trust,
                Ser. 2001-C, Class A3         1.994%   04/12/06       235,230
    235,000  Americredit Automobile
                Receivables Trust,
                Ser. 2001-D, Class A3         2.144%   09/12/06       235,882
    145,000  Americredit Automobile
                Receivables Trust,
                Ser. 2002-A, Class A4         4.610%   01/12/09       147,271
    192,267  Ameriquest Mortgage
                Securities, Inc.,
                Ser. 2002-1, Class AV         2.150%   05/25/32       192,500
    190,704  Amortizing Residential
                Collateral Trust,
                Ser. 2002-BC1F, Class A       2.120%   01/25/32       190,704
    280,000  Amortizing Residential
                Collateral Trust,
                Ser. 2002-BC3, Class A        2.110%   06/25/32       280,000
    375,000  Asset Securitization Corp.,
                Ser. 1996-MD6, Class A1B      6.880%   11/13/26       394,036
    260,000  BA Master Credit Card Trust,
                Ser. 2001-A, Class A          1.960%   06/15/08       260,394
    126,631  Banc One Heloc Trust,
                Ser. 1996-A, Class A          2.040%   05/15/21       126,557
    165,000  Bank One Issuance Trust,
                Ser. 2002-A1, Class A1        1.950%   01/15/10       165,026
    125,000  Capital Auto Receivables Asset
                Trust, Ser. 2002-1,
                Class A3 (FRN)                1.920%   07/15/05       125,054
    295,000  Carco Auto Loan Master Trust,
                Ser. 2001-A, Class A (FRN)    1.913%   11/15/06       295,485
    195,000  Chase Credit Card Master
                Trust, Ser. 1993-3,
                Class B                       3.850%   01/15/08       195,432
    250,000  Chase Credit Card Master
                Trust, Ser. 1997-1,
                Class A                       1.990%   10/15/06       250,204

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
   $380,000  Chase Credit Card Master
                Trust, Ser. 2002-2,
                Class A                       1.960%   07/16/07      $380,102
     52,902  Citicorp Mortgage Securities,
                Inc., Ser. 2001-2,
                Class A1                      6.850%   02/25/31        53,404
     98,776  Contimortgage Home Equity Loan
                Trust, Ser. 1998-3,
                Class A9                      2.110%   09/15/28        98,738
    242,920  Countrywide Home Equity Loan
                Trust, Ser. 2002-B,
                Class A1 (FRN)                1.920%   04/15/28       242,806
    200,000  Countrywide Home Equity Loan
                Trust, Ser. 2002-D,
                Class A (FRN)                 2.079%   06/25/32       199,625
     41,790  Delta Funding Home Equity Loan
                Trust, Ser. 1999-3,
                Class A1F                     7.462%   09/15/29        44,745
    180,000  Discover Card Master Trust I,
                Ser. 2000-5, Class A          2.020%   11/15/07       180,665
    175,000  Discover Card Master Trust I,
                Ser. 2002-3, Class A (FRN)    1.950%   11/17/09       175,000
    235,000  Discover Card Master Trust I,
                Ser. 1999-5, Class A          2.020%   12/18/06       235,459
    196,587  EQCC Home Equity Loan Trust,
                Ser. 1993-3, Class A7F        7.448%   08/25/30       209,789
    310,086  Falcon Franchise Loan LLC,
                Ser. 2000-1, Class A1         7.382%   10/05/10       328,875
    120,000  First Chicago Master Trust II,
                Ser. 1996-S, Class A          1.965%   08/15/04       120,008
    255,000  First USA Credit Card Master
                Trust, Ser. 1996-4,
                Class A (FRN)                 2.050%   04/10/09       256,125
    195,000  First USA Credit Card Master
                Trust, Ser. 1997-4,
                Class A                       5.618%   02/17/10       195,936
    100,000  First USA Credit Card Master
                Trust, Ser. 1998-4,
                Class A (FRN)                 1.970%   03/18/08       100,210
    215,000  First USA Credit Card Master
                Trust, Ser. 1999-3,
                Class A                       2.651%   01/19/07       215,465
    305,000  First USA Credit Card Master
                Trust, Ser. 2001-3,
                Class A (FRN)                 2.040%   11/19/08       305,778
    205,000  Fleet Credit Card Master Trust
                II, Ser. 2001-A, Class A
                (FRN)                         2.050%   08/15/08       205,584
    165,000  Fleet Credit Card Master Trust
                II, Ser. 2002-A, Class A
                (FRN)                         1.933%   10/15/07       165,045
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +

   $120,000  Ford Credit Auto Owner Trust,
                Ser. 2002-A, Class A3B        1.960%   01/15/06      $120,128
     65,000  Ford Credit Auto Owner Trust,
                Ser. 2002-B, Class A3B        1.960%   12/15/05        65,022
    163,625  Greenpoint Home Equity Loan
                Trust, Ser. 2001-1,
                Class A2 (FRN)                2.058%   04/15/27       163,341
    145,029  Impac CMB Trust, Ser. 2002-1,
                Class A1                      2.160%   03/25/32       145,163
    193,668  Long Beach Mortgage Loan
                Trust, Ser. 2002-1, Class
                2A1                           2.160%   05/25/32       193,805
    135,000  MBNA Credit Card Master Trust,
                Ser. 1995-A, Class A          4.860%   01/16/07       135,716
    235,000  MBNA Credit Card Master Trust,
                Ser. 1998-F, Class A          3.250%   02/15/08       235,310
    195,000  MBNA Credit Card Master Trust,
                Ser. 1999-L, Class A (FRN)    2.090%   03/16/09       196,305
    260,000  MBNA Credit Card Master Trust,
                Ser. 2001-A4, Class A         1.970%   02/15/07       260,572
    201,045  Mellon Bank Home Equity Loan
                Trust, Ser. 2001-1,
                Class A (FRN)                 2.079%   03/20/27       200,649
    216,217  Merrill Lynch Home Equity
                Loan, Ser. 1997-1, Class A
                (FRN)                         2.020%   09/25/27       215,203
    173,748  Nationslink Funding Corp.,
                Ser. 1999-SL, Class A2        6.096%   11/10/30       175,028
     40,000  New Century Home Equity Loan
                Trust, Ser. 1999-NCB,
                Class A4                      7.530%   09/25/28        41,402
    135,129  New Century Home Equity Loan
                Trust, Ser. 1999-NCB,
                Class A7                      7.540%   06/25/29       140,900
    133,727  Option One Mortgage Loan
                Trust, Ser. 2000-5,
                Class A                       2.888%   08/20/30       133,575
    248,659  Option One Mortgage Loan
                Trust, Ser. 2002-3,
                Class A1                      2.090%   08/25/32       248,387
     75,000  Residential Asset Mortgage
                Products, Inc.,
                Ser. 2001-RS1, Class AI3      6.340%   06/25/26        76,864
     27,368  Residential Asset Securities
                Corp., Ser. 2001-KS1,
                Class AII                     2.085%   03/25/32        27,370

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
   $232,179  Residential Asset Securities
                Corp., Ser. 2001-KS4,
                Class A2                      2.170%   05/25/32      $232,295
    175,000  SLM Student Loan Trust,
                Ser. 2002-3, Class A1
                (FRN)                         0.000%   06/15/20       175,000
     78,128  Soundview Home Equity Loan
                Trust, Ser. 2001-1,
                Class A                       6.265%   04/15/31        81,583
                                                                 ------------
             Total Asset-Backed Securities
                (Cost $11,121,879)                                 11,202,709
                                                                 ------------
             US TREASURY OBLIGATIONS -- 10.9%
     30,000  US Treasury Bond                 5.375%   02/15/31        29,376
    590,000  US Treasury Bond                 6.625%   02/15/27       662,458
 19,591,498  US Treasury Inflationary Index
                Note                          3.500%   01/15/11    20,274,144
  3,289,098  US Treasury Note                 3.375%   01/15/12     3,370,812
     40,000  US Treasury Note                 4.375%   05/15/07        40,550
    280,000  US Treasury Note                 5.000%   08/15/11       283,889
                                                                 ------------
             Total US Treasury Obligations
                (Cost $24,593,216)                                 24,661,229
                                                                 ------------
             US GOVERNMENT AGENCY OBLIGATIONS - MORTGAGE-BACKED -- 6.8%
    108,835  FHLMC                            7.500%   04/17/24       109,732
  1,240,000  FHLMC (TBA)                      6.000%   08/01/31     1,232,250
    200,000  FNMA                             1.959%   06/25/32       200,000
     84,030  FNMA                             6.000%   05/01/29        83,916
     60,298  FNMA                             6.000%   04/01/31        60,215
    358,735  FNMA                             6.500%   09/01/24       366,256
     24,325  FNMA                             6.500%   08/01/28        24,835
     42,360  FNMA                             6.500%   09/01/29        43,248
  2,950,000  FNMA                             7.000%   09/01/31     3,058,492
    330,000  FNMA                             7.000%   05/01/32       342,137
    110,000  FNMA                             7.250%   05/15/30       125,259
     43,265  FNMA                             7.500%   07/18/25        43,439
  1,060,000  FNMA (TBA)                       6.000%   07/19/14     1,080,206
  1,020,000  FNMA (TBA)                       6.500%   07/19/14     1,056,018
    345,000  FNMA (TBA)                       6.500%   07/01/31       351,577
  2,895,000  FNMA (TBA)                       6.500%   08/01/32     2,938,425
    750,000  FNMA (TBA)                       7.000%   07/01/30       776,484
  1,700,000  FNMA (TBA)                       7.000%   08/01/30     1,754,188
     40,096  FNMA, Ser. 2000-41, Class MA     7.350%   04/25/29        40,744
    148,998  GNMA                             7.500%   04/15/29       157,356
    101,700  GNMA                             7.500%   01/15/31       107,405
     21,906  GNMA                             7.500%   04/15/31        23,135
     36,251  GNMA                             7.500%   05/15/31        38,285
     89,339  GNMA                             7.500%   11/15/31        94,350
    335,000  GNMA (TBA)                       6.500%   08/01/31       340,234
    780,000  GNMA (TBA)                       7.000%   12/29/49       809,493
                                                                 ------------
             Total US Government Agency
                Obligations -
                Mortgage-Backed
                (Cost $15,185,882)                                 15,257,679
                                                                 ------------
             CORPORATE OBLIGATIONS -- 4.9%
             AEROSPACE AND DEFENSE -- 0.2%
    181,279  BAE Systems 2001 Asset
                Trust (144A){::}              6.664%   09/15/13       192,593
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +

   $120,000  Northrop Grumman Corp.           7.750%   02/15/31      $130,890
     70,000  United Technologies Corp.        7.500%   09/15/29        78,266
                                                                 ------------
                                                                      401,749
                                                                 ------------

             AIRLINES -- 0.0%
     26,969  Continental Airlines             6.545%   02/02/19        26,114
     26,549  Continental Airlines             7.256%   03/15/20        26,668
     40,000  Southwest Airlines Co.           6.500%   03/01/12        41,298
                                                                 ------------
                                                                       94,080
                                                                 ------------

             AUTOMOTIVE -- 0.2%
    105,000  Daimler Chrysler NA Holding
                Corp.                         6.900%   09/01/04       110,479
     85,000  Daimler Chrysler NA Holding
                Corp.                         7.300%   01/15/12        89,035
     80,000  Daimler Chrysler NA Holding
                Corp.                         8.500%   01/18/31        88,443
    140,000  Ford Motor Co.                   7.450%   07/16/31       130,319
                                                                 ------------
                                                                      418,276
                                                                 ------------

             BANKING -- 0.3%
     75,000  Bank One Corp.                   7.625%   08/01/05        82,197
     95,000  Credit Suisse First Boston
                USA, Inc.                     5.875%   08/01/06        98,473
     40,000  First Union Institutional Cap
                I                             8.040%   12/01/26        43,011
     60,000  Keycorp                          4.625%   05/16/05        60,633
     40,000  Korea Development Bank           5.250%   11/16/06        40,985
     20,000  Regions Financial Corp.          6.375%   05/15/12        20,586
    100,000  Wachovia Corp.                   7.550%   08/18/05       109,422
    265,000  Washington Mutual Bank, Ser.
                BKNT (FRN)                    2.400%   05/17/04       265,038
                                                                 ------------
                                                                      720,345
                                                                 ------------

             BEVERAGES, FOOD, AND TOBACCO -- 0.1%
     80,000  Coca-Cola Co.                    4.000%   06/01/05        80,797
     75,000  Coors Brewing Co. (144A){::}     6.375%   05/15/12        77,175
     85,000  Kellogg Co.                      6.625%   01/29/04        88,540
     50,000  Tyson Foods, Inc.                7.250%   10/01/06        52,787
     25,000  Tyson Foods, Inc.                8.250%   10/01/11        27,581
                                                                 ------------
                                                                      326,880
                                                                 ------------

             BUILDING MATERIALS -- 0.0%
     55,000  Masco Corp.                      5.875%   07/15/12        54,281
                                                                 ------------

             CHEMICALS -- 0.2%
     25,000  Chevron Phillips Chemical Co.
                (144A){::}                    5.375%   06/15/07        24,909
    155,000  Eastman Chemical Co.             7.000%   04/15/12       162,462
     20,000  Polyone Corp. (144A){::}         8.875%   05/01/12        20,635
    110,000  Rohm & Hass Co.                  7.850%   07/15/29       126,459
                                                                 ------------
                                                                      334,465
                                                                 ------------

             COMMERCIAL SERVICES -- 0.1%
     95,000  ERAC USA Finance Co.
                (144A){::}                    7.350%   06/15/08       102,282
     55,000  Hertz Corp.                      7.625%   06/01/12        54,226
     15,000  Sabre Holdings Corp.             7.350%   08/01/11        15,227
     75,000  Waste Management, Inc.           6.500%   11/15/08        75,875
                                                                 ------------
                                                                      247,610
                                                                 ------------

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
             COMMUNICATIONS -- 0.2%
   $125,000  Citizens Communications Co.      9.000%   08/15/31      $104,455
     60,000  News America Holdings, Inc.      9.250%   02/01/13        69,089
    270,000  Telus Corp.                      8.000%   06/01/11       224,346
     30,000  Univision Communications, Inc.   7.850%   07/15/11        31,237
                                                                 ------------
                                                                      429,127
                                                                 ------------

             COMPUTERS AND INFORMATION -- 0.0%
     30,000  NCR Corp. (144A){::}             7.125%   06/15/09        30,441
                                                                 ------------
             COSMETICS AND PERSONAL CARE -- 0.0%
     90,000  Dial Corp.                       7.000%   08/15/06        94,198
                                                                 ------------

             ELECTRIC UTILITIES -- 0.3%
     40,000  Appalachian Power Co.            4.800%   06/15/05        39,815
     25,000  Florida Power & Light            6.875%   12/01/05        26,672
     80,000  Oncor Electric Delivery
                (144A){::}                    6.375%   05/01/12        82,196
    125,000  Oncor Electric Delivery
                (144A){::}                    7.000%   05/01/32       125,925
    115,000  Powergen US Funding LLC          4.500%   10/15/04       115,742
     50,000  Progress Energy, Inc.            7.100%   03/01/11        52,821
    105,000  Progress Energy, Inc.            7.750%   03/01/31       112,619
     45,000  PSEG Power                       7.750%   04/15/11        47,557
                                                                 ------------
                                                                      603,347
                                                                 ------------

             ENTERTAINMENT AND LEISURE -- 0.1%
     54,292  Fox Family Worldwide, Inc.      10.250%   11/01/07        57,889
     55,000  Walt Disney Co.                  5.375%   06/01/07        55,395
                                                                 ------------
                                                                      113,284
                                                                 ------------
             FINANCIAL SERVICES -- 1.1%
     80,000  Ahold Finance USA, Inc.          6.875%   05/01/29        75,293
     55,000  CIT Group, Inc.                  7.375%   04/02/07        55,006
    115,000  Citigroup, Inc.                  6.750%   12/01/05       123,626
     20,000  Citigroup, Inc.                  7.250%   10/01/10        21,770
     85,000  Countrywide Capital III          8.050%   06/15/27        91,548
     85,000  Countrywide Home Loans, Inc.     5.250%   06/15/04        87,376
     75,000  Countrywide Home Loans, Inc.     6.250%   04/15/09        76,755
    125,000  Ford Motor Credit Co.            6.875%   02/01/06       127,883
    170,000  Ford Motor Credit Co.            7.250%   10/25/11       170,815
     80,000  General Motors Acceptance
                Corp.                         6.875%   09/15/11        79,425
    305,000  General Motors Acceptance
                Corp.                         8.000%   11/01/31       311,939
    185,000  Goldman Sachs Group, Inc.        6.600%   01/15/12       188,442
    175,000  Household Finance Corp.          6.375%   10/15/11       167,408
     55,000  Household Finance Corp.          7.625%   05/17/32        54,206
     65,000  KN Capital Trust III             7.630%   04/15/28        63,277
     60,000  Marsh & McLennan Companies,
                Inc. (144A){::}               5.375%   03/15/07        61,559
    110,000  MBNA Corp.                       7.500%   03/15/12       117,136
    120,000  Monumental Global Funding Ltd.
                (144A){::}                    5.200%   01/30/07       121,995
    105,000  Natexis Ambs Co. LLC
                (144A){::}                    8.440%   12/29/49       116,566
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +

   $220,000  USA Education, Inc.              2.220%   01/25/05      $220,099
    120,000  Washington Mutual Inc.           7.500%   08/15/06       129,800
                                                                 ------------
                                                                    2,461,924
                                                                 ------------

             FOREST PRODUCTS AND PAPER -- 0.2%
    100,000  Domtar, Inc.                     7.875%   10/15/11       108,513
    200,000  International Paper Co.          6.750%   09/01/11       208,288
     45,000  Sappi Pappier Holding AG
                (144A){::}                    6.750%   06/15/12        45,566
     25,000  Temple-Inland, Inc.              7.875%   05/01/12        26,372
    125,000  Weyerhauser Co. (144A){::}       6.750%   03/15/12       129,439
                                                                 ------------
                                                                      518,178
                                                                 ------------

             HEALTHCARE PROVIDERS -- 0.2%
     15,000  HCA, Inc.                        7.000%   07/01/07        15,743
     15,000  HCA, Inc.                        7.125%   06/01/06        15,733
     90,000  HCA, Inc.                        7.875%   02/01/11        96,929
     65,000  Healthsouth Corp. (144A){::}     7.625%   06/01/12        64,390
     40,000  Humana, Inc.                     7.250%   08/01/06        41,768
    100,000  Tenet Healthcare Corp.           5.000%   07/01/07        99,162
     65,000  Wellpoint Health Network, Inc.   6.375%   06/15/06        68,435
                                                                 ------------
                                                                      402,160
                                                                 ------------

             HEAVY CONSTRUCTION -- 0.1%
    125,000  CRH America, Inc.                6.950%   03/15/12       131,464
                                                                 ------------

             INSURANCE -- 0.2%
     60,000  Ace Capital Trust II             9.700%   04/01/30        72,220
    195,000  Anthem Insurance (144A){::}      9.000%   04/01/27       219,973
     90,000  Anthem Insurance (144A){::}      9.125%   04/01/10       101,711
     60,000  MetLife, Inc.                    5.250%   12/01/06        61,370
                                                                 ------------
                                                                      455,274
                                                                 ------------

             LODGING -- 0.0%
     30,000  Harrahs Operating Co., Inc.      7.500%   01/15/09        31,665
     25,000  Harrahs Operating Co., Inc.      7.125%   06/01/07        26,288
                                                                 ------------
                                                                       57,953
                                                                 ------------

             MEDIA - BROADCASTING AND PUBLISHING -- 0.3%
     60,000  AOL Time Warner, Inc.            6.150%   05/01/07        57,315
    205,000  AOL Time Warner, Inc.            7.625%   04/15/31       179,500
     60,000  Clear Channel Communication,
                Inc.                          6.000%   11/01/06        58,966
     75,000  Comcast Cable Communications,
                Inc.                          7.125%   06/15/13        67,591
     45,000  E.W. Scripps Co.                 5.750%   07/15/12        44,771
     50,000  Scholastic Corp.                 5.750%   01/15/07        50,475
     55,000  Thomson Corp.                    5.750%   02/01/08        55,354
     20,000  Time Warner Entertainment        7.250%   09/01/08        20,091
     20,000  Time Warner Entertainment        8.375%   07/15/33        19,900
                                                                 ------------
                                                                      553,963
                                                                 ------------

             MEDICAL SUPPLIES -- 0.0%
     55,000  Apogent Technologies, Inc.       8.000%   04/01/11        60,776
                                                                 ------------

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
             METALS AND MINING -- 0.1%
   $170,000  Alcoa, Inc. (FRN)                2.200%   12/06/04      $170,107
     65,000  Inco Ltd.                        7.750%   05/15/12        67,115
                                                                 ------------
                                                                      237,222
                                                                 ------------

             OIL AND GAS -- 0.4%
    100,000  BP Capital Markets plc           4.000%   04/29/05       100,996
    150,000  Devon Financing Corp. ULC        7.875%   09/30/31       159,957
     40,000  Husky Energy, Inc.               6.250%   06/15/12        39,692
     75,000  Kinder Morgan Energy Partners
                LP                            7.400%   03/15/31        76,614
     40,000  Kinder Morgan Energy Partners
                LP                            7.750%   03/15/32        42,166
     35,000  Nabors Industries, Inc.          6.800%   04/15/04        36,700
     15,000  Penzoil Corp.                   10.250%   11/01/05        17,278
     35,000  Phillips Petroleum Co.           6.375%   03/30/09        37,079
     70,000  Phillips Petroleum Co.           8.750%   05/25/10        83,120
    220,000  Schlumberger Tech Corp.
                (144A){::}                    6.500%   04/15/12       230,678
    105,000  Transocean Sedco Forex           9.500%   12/15/08       125,411
     20,000  Western Oil Sands, Inc.
                (144A){::}                    8.375%   05/01/12        20,050
                                                                 ------------
                                                                      969,741
                                                                 ------------

             PHARMACEUTICALS -- 0.0%
     20,000  Bristol-Myers Squibb Co.         6.875%   08/01/97        19,755
                                                                 ------------

             REAL ESTATE -- 0.1%
     75,000  EOP Operating LP                 7.750%   11/15/07        82,159
    110,000  EOP Opertaing LP                 7.000%   07/15/11       115,559
     85,000  Societe Generale Real Estate
                LLC (144A){::}                7.640%   12/29/49        91,120
                                                                 ------------
                                                                      288,838
                                                                 ------------

             RETAILERS -- 0.1%
     35,000  Federated Department Stores,
                Inc.                          6.625%   04/01/11        35,799
     35,000  Kroger Co.                       7.500%   04/01/31        36,436
     70,000  Wal-Mart Stores, Inc.            7.550%   02/15/30        80,463
                                                                 ------------
                                                                      152,698
                                                                 ------------

             TELEPHONE SYSTEMS -- 0.3%
     75,000  ALLTEL Corp.                     7.875%   07/01/32        73,344
     70,000  AT&T Corp. (144A){::}            8.000%   11/15/31        54,950
     40,000  AT&T Wireless Services, Inc.     7.875%   03/01/11        32,310
     40,000  AT&T Wireless Services, Inc.     8.125%   05/01/12        32,618
    220,000  AT&T Wireless Services, Inc.     8.750%   03/01/31       169,904
    155,000  Verizon New York, Inc.
                (144A){::}                    7.375%   04/01/32       146,205
    160,000  Verizon Wireless, Inc.
                (144A){::}                    5.375%   12/15/06       149,272
                                                                 ------------
                                                                      658,603
                                                                 ------------
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +

             TRANSPORTATION -- 0.1%
    $40,000  Canadian National Railways       6.375%   10/15/11       $41,527
    110,000  Norfolk Southern Corp.           7.250%   02/15/31       113,975
     15,000  Union Pacific Corp.              6.125%   01/15/12        15,276
     70,000  Union Pacific Corp.              7.600%   05/01/05        76,109
                                                                 ------------
                                                                      246,887
                                                                 ------------
             Total Corporate Obligations
                (Cost $11,060,664)                                 11,083,519
                                                                 ------------

             FOREIGN OBLIGATIONS -- 0.1%
     50,000  Abbey National Capital Trust I
                (FRN)                         8.963%   12/29/49        57,725
     40,000  Nova Scotia Province             5.750%   02/27/12        40,813
     50,000  Quebec Province                  5.750%   02/15/09        52,116
     80,000  Quebec Province                  7.500%   09/15/29        91,602
     70,000  Royal Bank of Scotland           7.648%   08/31/49        73,178
                                                                 ------------
             Total Foreign Obligations
                (Cost $313,799)                                       315,434
                                                                 ------------

 NUMBER OF
  SHARES

             COMMINGLED INVESTMENT VEHICLES -- 0.3%
     76,300  Atlantis Japan Growth Fund
                (Cost $460,399)                            637,105
                                                       -----------

             LIMITED PARTNERSHIPS -- 19.2%
             Canyon Value Realization Fund, LP*(b)      10,652,506
             Farallon Capital Partners, LP*(b)          15,045,025
             Lone Redwood, LP*(b)                       12,464,996
             OZ Domestic Partners, LP*(b)                5,090,484
                                                       -----------
             Total Limited Partnerships
                (Cost $23,586,819)                      43,253,011
                                                       -----------

             PREFERRED STOCKS -- 0.2%

             OIL AND GAS -- 0.1%
     18,800  Surgutneftegaz - ADR                          365,190
                                                       -----------

             FINANCIAL SERVICES -- 0.1%
        165  Centaur Funding Corp.                         167,733
                                                       -----------
             Total Preferred Stocks
                (Cost $396,753)                            532,923
                                                       -----------

                                                  EXPIRATION
                                                     DATE

             RIGHTS -- 0.1%
      8,500  Air Liquide SA*                       07/05/02       163,485
      4,132  Imperial Tobacco Group plc*           07/15/02        65,347
                                                              -----------
             Total Rights
                (Cost $76,619)                                    228,832
                                                              -----------

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +

             SHORT-TERM INVESTMENTS -- 18.1%

             REPURCHASE AGREEMENT -- 16.8%
$37,923,178  Investors Bank & Trust Co. Repurchase Agreement --
                issued 06/28/02 (proceeds at maturity
                $37,903,605) (Collateralized by $71,933 FHLMC,
                3.88%, due 07/15/2008, with a market value
                of $49,145 and $96,750,974
                FNMA, 2.340%-5.689%, due 11/25/2030-11/01/2031,
                with a market value of $39,746,225)
                (Cost $37,923,178)            1.030%   07/01/02   $37,923,178
                                                                 ------------
             US TREASURY SECURITIES -- 1.3%#
    430,000  US Treasury Bill                 1.577%   08/29/02       428,856
     50,000  US Treasury Bill+                1.637%   09/26/02        49,799
  1,500,000  US Treasury Bill+                1.649%   10/24/02     1,492,046
  1,000,000  US Treasury Bill+                1.779%   09/19/02       996,311
                                                                 ------------
             Total US Treasury Securities
                (Cost $2,964,639)                                   2,967,012
                                                                 ------------
             Total Short-Term Investments
                (Cost $40,887,817)                                 40,890,190
                                                                 ------------
             Total Investments -- 104.0%
                (Cost $218,160,925)                               234,655,660
             Liabilities in Excess of Other
                Assets -- (4.0%)                                   (9,024,518)
                                                                 ------------
             NET ASSETS -- 100.0%                                $225,631,142
                                                                 ============

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):

Capital Equipment                                           7.1%
Commingled Investment Vehicles                              0.3
Consumer Goods                                              9.3
Energy                                                      8.7
Finance                                                    12.8
Industrial                                                  0.1
Limited Partnerships(c)                                    19.2
Materials                                                   4.8
Multi-Industry                                              1.3
Services                                                    4.6
US Government Obligations                                   6.8
US Treasury Obligations                                    12.2
Other                                                      16.8
Other Assets (Liabilities)                                 (4.0)
                                                          -----
Total                                                     100.0%
                                                          =====

ADR  American Depositary Receipt
ARM  Adjustable Rate Mortgage
CVA  Certificaaten van aandelen (share certificates)
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
FRN  Floating Rate Note
GNMA Government National Mortgage Association
PREF Preference Shares
TBA  To be announced
  *  Non-income producing security.
  + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2002, the aggregate market value of these securities was $3,111,887 or 1.38% of net assets.
  +  See Note 2 to the Financial Statements.
  #  Interest rate represents the yield to maturity at the time of purchase.
(a) Security is valued in good faith under procedures established by the board of directors.
(b)  Restricted security
(c)  Industry breakdown of limited partnerships is not readily available.

         See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE
  30, 2002

  NUMBER
 OF SHARES                                               VALUE +

             COMMON STOCKS -- 89.1%

             AUSTRALIA -- 4.3%
    221,313  Amcor Ltd.                                  $1,023,689
     30,296  Australia and New Zealand Banking Group
                Ltd.                                        328,058
     59,362  Broken Hill Proprietary Co.                    343,225
     58,000  Caltex Australian Ltd.*                         50,140
     85,591  CSR Ltd.                                       307,017
    374,199  Foster's Brewing Group Ltd.                    991,467
     80,000  Goldfields Ltd.                                176,488
     50,439  National Australia Bank Ltd.                 1,002,313
     86,724  Orica Ltd.                                     465,892
     11,176  Paperlinx Ltd.                                  30,427
    148,000  Santos Ltd.                                    536,695
    202,711  Telstra Corp.                                  530,270
     94,000  WMC Ltd.                                       479,651
                                                       ------------
                                                          6,265,332
                                                       ------------

             BELGIUM -- 0.2%
      1,494  Electrabel SA                                  345,261
                                                       ------------

             BRAZIL -- 1.0%
     18,300  Cia Vale do Rio Doce                           474,885
     46,300  Embraer- Empresa Brasileira de
                Aeronautica SA                              990,820
                                                       ------------
                                                          1,465,705
                                                       ------------

             CANADA -- 3.5%
     30,000  Abitibi-Consolidated, Inc.                     276,547
     13,910  Agrium, Inc.                                   135,268
     38,448  Air Canada*                                    178,222
     26,000  Air Canada, Class A*                            82,911
      5,900  Alcan Aluminium Ltd.                           223,835
    104,570  CAE, Inc.                                      856,004
     27,526  Encana Corp.                                   842,296
      3,800  Fairmont Hotels & Resorts, Inc.                 97,442
      3,100  Fording, Inc.                                   58,091
     14,108  Hudson's Bay Co.                               125,876
     44,400  Imperial Oil Ltd.                            1,384,836
     10,772  Imperial Oil Ltd. (Foreign Market)             334,938
      7,800  Inco Ltd.*                                     175,140
     10,020  Nortel Networks Corp.*                          14,494
      4,000  PanCanadian Energy Corp.                       122,822
     14,000  Rogers Communications, Inc., Class B*          125,189
     24,500  Stelco, Inc., Class A*                          84,411
                                                       ------------
                                                          5,118,322
                                                       ------------
             CHINA -- 0.3%
    694,000  Guangshen Railway Co. Ltd.                     131,683
  1,578,000  Petrochina Co. Ltd.                            335,833
                                                       ------------
                                                            467,516
                                                       ------------

             DENMARK -- 1.7%
      3,300  Bang & Olufsen Holding AS, Ser. B               87,305
      7,439  Carlsberg AS                                   389,658
      2,600  Coloplast AS, Class B                          210,851
     19,500  ISS AS*                                      1,029,195
     17,300  Novo Nordisk AS, Class B                       572,688
      9,000  Tele Danmark                                   248,873
                                                       ------------
                                                          2,538,570
                                                       ------------

             FINLAND -- 1.7%
     25,000  Metsa-Serla OY, Class B                        240,481
  NUMBER
 OF SHARES                                               VALUE +
     29,042  Nokia Oyj                                     $425,065
     33,000  Sampo Insurance Co. Ltd., Class A              258,119
     23,294  Stora Enso OY                                  325,694
     31,106  Stora Enso Oyj - R Shares                      427,012
     10,220  Tietoenator OY                                 248,799
      9,084  UPM-Kymmeme OY                                 357,957
     19,000  Valmet Corp. OY, Class A                       249,754
                                                       ------------
                                                          2,532,881
                                                       ------------

             FRANCE -- 7.7%
      9,322  Accor SA                                       378,107
      8,000  Air Liquide SA*                              1,230,945
     54,335  Alcatel SA                                     377,775
      3,500  Atos Origin*                                   222,951
     13,611  Aventis SA                                     964,480
     12,500  AXA SA                                         228,629
      5,308  BNP Paribas                                    293,562
      4,976  Carrefour Supermarche                          269,303
      1,261  Clarins SA                                      72,916
     24,444  Compagnie de Saint-Gobain                    1,098,411
      2,000  Groupe Danone                                  274,948
      8,073  Pechiney SA, A Shares                          368,746
      4,374  Pernod-Ricard SA                               428,520
     11,094  Schneider Electric SA                          596,578
      7,300  Scor SA                                        222,773
     14,991  Societe Generale, Class A                      987,501
     32,300  Suez SA                                        861,286
      7,100  Thomson CSF                                    301,514
     10,466  Total Fina SA                                1,699,275
     17,545  Vivendi Universal SA                           379,124
                                                       ------------
                                                         11,257,344
                                                       ------------

             GERMANY -- 5.0%
      5,692  Allianz AG                                   1,140,024
        900  Aventis SA                                      63,179
     19,600  Bayer AG                                       621,358
      7,000  Bayerische Motoren Werke AG                    284,202
     10,100  Buderus AG                                     228,422
     13,100  Deutsche Bank AG                               910,804
     11,000  Deutsche Post AG                               139,597
      5,300  E. ON AG                                       307,514
     13,103  Equant NV                                      631,497
     15,780  Fresenius Medical Care - ADR                   234,017
     24,456  HypoVereinsbank                                794,625
      4,670  Muenchener Rueckversicherungs                1,106,902
     21,015  RWE AG                                         829,139
                                                       ------------
                                                          7,291,280
                                                       ------------

             GHANA -- 0.3%
     82,000  Ashanti Goldfields Co. Ltd. - Sponsored
                ADR*                                        402,629
                                                       ------------

             HONG KONG -- 3.4%
     28,000  Asia Satellite Telecom Holdings                 46,308
    104,000  Cafe de Coral Holdings Ltd.                     80,667
     67,000  Cathay Pacific Airways Ltd.                    102,648
    116,000  China Mobile (Hong Kong) Ltd.*                 343,541
    562,000  First Pacific Co. Ltd.*                        105,196
    145,105  Hong Kong & China Gas Co. Ltd.                 192,544
     66,000  Hong Kong Aircraft Engineering Co. Ltd.        165,001
    149,000  Hong Kong Electric Holdings Ltd.               556,843
    108,000  Hong Kong Exchanges & Clearing Ltd.            177,924
    215,000  Hong Kong Shanghai Hotels Ltd.                  99,920
     87,700  Hutchison Whampoa Ltd.                         654,943

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE
                                    30, 2002

  NUMBER
 OF SHARES                                               VALUE +
    146,800  Hysan Development Co. Ltd.                    $142,096
    166,000  i-Cable Communications Ltd.                    101,090
    142,825  Jardine Matheson Holdings Ltd.                 849,809
    118,881  Mandarin Oriental International Ltd.            58,846
    159,000  Shanghai Industrial Holdings Ltd.              306,790
     56,000  SmarTone Telecommunications Holdings
                Ltd.*                                        63,180
     89,000  Television Broadcasts Ltd.                     378,823
    208,571  Wharf Holdings Ltd.                            492,017
     75,000  Wheelock & Co. Ltd.                             60,577
                                                       ------------
                                                          4,978,763
                                                       ------------

             INDIA -- 0.0%
      7,200  SIEL Ltd. - GDR*                                 2,340
                                                       ------------

             INDONESIA -- 0.4%
    190,000  PT Astra International Inc.*                    92,678
  1,534,000  PT Bank Pan Indonesia TBK                      101,234
    343,000  PT Citra Marga Nusaphala Persada TBK*           15,156
    114,000  PT Gudang Garam TBK                            138,035
  1,508,800  PT Lippo Bank TBK*                              11,256
  1,420,000  PT Matahari Putra Prima TBK                    110,008
    415,000  PT Mulia Industrindo TBK*                        9,526
    121,000  PT Semen Gresik                                116,653
                                                       ------------
                                                            594,546
                                                       ------------

             IRELAND -- 0.7%
     25,000  Bank of Ireland                                312,082
     23,500  CRH plc                                        393,386
     81,000  Fyffes plc                                     119,193
    102,900  Independent Newspapers plc                     203,248
                                                       ------------
                                                          1,027,909
                                                       ------------

             ISRAEL -- 0.9%
     19,540  Teva Pharmaceutical Industries Ltd.          1,304,881
                                                       ------------

             ITALY -- 2.4%
    448,831  IntesaBci SpA                                1,375,453
     77,800  Luxottica Group SpA - ADR                    1,478,200
      6,600  Natuzzi SpA                                    100,254
     46,000  Saipem SpA                                     329,183
     59,000  Unicredito Italiano SpA                        266,636
                                                       ------------
                                                          3,549,726
                                                       ------------

             JAPAN -- 14.0%
     15,000  Aisin Seiki Co. Ltd.                           203,988
      3,000  Alpine Electronics                              34,290
     29,600  Asatsu-DK, Inc.                                644,552
     16,000  Bridgestone Corp.                              220,257
     46,000  Calsonic Kansei Corp.                          194,193
     47,910  Canon, Inc.                                  1,810,715
     20,000  Dai Nippon Printing Co. Ltd.                   265,476
     27,000  Dai-Dan Co. Ltd.                               101,143
      4,000  Daifuku Co. Ltd.                                16,719
     49,000  Daiichi Pharmaceutical Co. Ltd.                895,295
        600  Dai-Tokyo Fire & Marine Insurance                1,327
         18  Dentsu, Inc.                                    99,266
     12,000  Ebara Corp.                                     64,675
     46,000  Eisai Co. Ltd.                               1,182,046
     16,000  Ezaki Glico Co. Ltd.                            88,770
      8,000  FamilyMart Co. Ltd.                            193,559
    126,000  Fuji Electric Co. Ltd.                         341,649
     51,000  Fujitsu Ltd.                                   355,715
      9,500  Hirose Electronics Co. Ltd.                    828,258
  NUMBER
 OF SHARES                                               VALUE +
    105,000  Hitachi Ltd.                                  $678,917
      7,000  Hitachi Medical Corp.                           91,690
     10,000  Inabata & Co. Ltd.                              46,304
     12,000  Intec, Inc.*                                    92,708
      4,000  ISB Corp.                                       23,361
    131,000  Itochu Corp.                                   459,036
     11,000  Ito-Yokado Co. Ltd.                            550,642
         26  Japan Tobacco, Inc.                            174,403
     16,000  Jeol Ltd.                                      135,224
     14,000  Kinden Corp.                                    66,578
     42,000  Kirin Brewery Co. Ltd.                         294,343
     16,000  Lintec                                         120,808
     42,000  Lion Corp.                                     149,625
     77,000  Matsushita Electric Industries Co.           1,050,350
         24  Millea Holdings, Inc.*                         197,030
     17,000  Mizuno Corp.                                    45,103
     12,900  Murata Manufacturing Co. Ltd.                  828,717
     18,000  NGK Insulators Ltd.                            142,516
     10,000  NIFCO, Inc.                                     99,199
     66,000  Nikko Securities Co.                           333,139
      4,000  Nippon Broadcasting System, Inc.               146,838
     10,000  Nippon Koei Co. Ltd.                            18,188
     60,000  Nippon Mitshubishi Oil Corp.                   310,362
     60,000  Nippon Sanso Corp.                             206,741
         63  Nippon Telegraph and Telephone Corp.           259,127
     44,000  Nisshinbo Industries, Inc.                     204,472
     36,000  Nomura Securities Co. Ltd.                     528,617
     14,000  OMRON Corp.                                    202,653
     10,000  Ono Pharmaceutical Co. Ltd.                    357,083
      9,000  Onward Kashiyama Co.                            88,303
      2,000  Rohm Co.                                       298,515
      8,000  Ryosan Co.                                      92,775
     30,000  Sankyo Seiko                                    86,351
     49,000  Sekisui Chemical                               167,612
     28,000  Shiseido Co. Ltd.                              373,302
         72  Sky Perfect Communications, Inc.*               70,883
     28,000  Sumitomo Chemical Co. Ltd.                     127,315
     36,000  Sumitomo Corp.                                 218,054
     30,000  Sumitomo Forestry Co. Ltd.                     175,705
     58,000  Sumitomo Trust & Banking Co. Ltd.              278,725
     14,000  Sumitomo Wiring Systems Ltd.                    85,266
     11,000  Taihei Dengyo Kaisha Ltd.                       27,899
     17,000  Takeda Chemical Industries Ltd.                746,037
      9,000  Tokyo Broadcasting System                      201,610
    108,000  Tokyo Gas Co.                                  300,050
     26,000  Toppan Printing Co.                            270,282
     19,000  Toyo Seikan                                    249,825
         94  UFJ Holdings, Inc.                             227,432
         97  West Japan Railway Co.                         391,690
     25,000  Yamaha Motor Co. Ltd.                          183,965
     12,000  Yamatake Corp.                                  97,213
     14,000  Yaskawa Electric Corp.*                         55,832
     16,000  Yasuda Fire & Marine Insurance Co.              97,981
     62,000  Yokohama Bank Ltd.                             263,808
                                                       ------------
                                                         20,532,097
                                                       ------------

             LUXEMBOURG -- 0.3%
     31,900  Arcelor*                                       452,719
                                                       ------------

             MALAYSIA -- 1.2%
     45,000  Carlsberg Brewery Malaysia Berhad              130,263
     42,000  Commerce Asset-Holding Berhad                   90,632
     32,000  Genting Berhad                                 122,947
    112,000  Kumpulan Guthrie Berhad                         66,021

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE
                                    30, 2002

  NUMBER
 OF SHARES                                               VALUE +
     67,333  Perlis Plantations Berhad                      $69,814
    113,000  Resorts World Berhad                           315,211
     19,000  Rothmans of Pall Mall Berhad                   177,500
    264,800  Sime Darby Berhad                              348,421
    718,000  Technology Resources Industries Berhad*        476,147
                                                       ------------
                                                          1,796,956
                                                       ------------

             MEXICO -- 0.7%
        800  America Movil SA de CV                          10,720
     23,000  Panamerican Beverages, Inc., Class A           327,980
        800  Telefonos de Mexico, Class L - ADR              25,664
     10,000  Vitro Sociedad Aninima - ADR                    33,800
     22,100  Wal-Mart de Mexico - ADR                       600,240
                                                       ------------
                                                            998,404
                                                       ------------
             NETHERLANDS -- 5.9%
     50,130  Elsevier NV                                    683,216
     38,500  Heineken NV                                  1,689,724
     25,000  IHC Caland NV                                1,494,979
     82,598  ING Groep NV                                 2,120,918
     18,082  Koninklijke (Royal) Philips Electronics
                NV                                          504,840
      5,970  Koninklijke Boskalis Westminster NV            193,624
     43,050  Koninklijke KPN NV*                            201,527
      6,390  Koninklijke Nedlloyd NV                        118,958
     28,340  Royal Dutch Petroleum Co.                    1,578,556
                                                       ------------
                                                          8,586,342
                                                       ------------

             NEW ZEALAND -- 0.6%
    109,958  Carter Holt Harvey Ltd.                        105,745
    239,174  Telecom Corporation of New Zealand Ltd.        572,702
     33,586  Tranz Rail Holdings Ltd.*                       51,222
    382,400  Wrightson Ltd.                                 193,161
                                                       ------------
                                                            922,830
                                                       ------------

             NORWAY -- 0.3%
     34,000  Den Norske Bank ASA                            185,307
      8,333  Dolphin Interconnect Solutions*                  4,442
     13,100  Rieber & Son ASA, Class B                       85,538
     13,200  Schibsted Gruppen ASA                          158,309
                                                       ------------
                                                            433,596
                                                       ------------

             PHILIPPINES -- 0.2%
    104,000  ABS-CBN Broadcasting Corp. - PDR*               46,498
  1,520,000  Ayala Corp.                                    154,039
      5,050  Globe Telecom, Inc.*                            52,181
    252,000  Jollibee Foods Corp.                            66,349
                                                       ------------
                                                            319,067
                                                       ------------
             SINGAPORE -- 2.1%
    436,000  Bil International Ltd.*                        138,197
    113,000  DBS Group Holdings Ltd.                        793,095
     15,300  Fraser & Neave Ltd.                             67,981
     30,000  Great Eastern Holdings Ltd.                    159,615
    123,812  Jardine Strategic Holdings Ltd.*               362,150
     33,000  Overseas Union Enterprise Ltd.                 133,550
     71,300  Overseas-Chinese Banking Corp. Ltd.            472,172
    189,000  Sembcorp Marine                                116,604
     35,500  Singapore Press Holdings                       399,859
    240,000  United Industrial Corp.                         93,731
     44,000  Venture Manufacturing (Singapore) Ltd.         351,153
                                                       ------------
                                                          3,088,107
                                                       ------------
             SOUTH AFRICA -- 2.2%
      3,000  AngloGold Ltd.                                 163,336
  NUMBER
 OF SHARES                                               VALUE +
      1,169  AngloGold Ltd. - ADR                           $31,068
     58,000  Aveng Ltd.                                      45,005
     15,600  Barloworld Ltd.                                 95,325
     19,209  Edgars Stores Ltd.                              67,856
    159,000  FirstRand Ltd.                                 117,978
     38,227  Gencor Ltd.                                    167,405
     29,786  Gold Fields Ltd.                               373,640
    333,000  Hosken Consolidated Investments Ltd.*           64,597
     24,436  JD Group Ltd.                                   40,719
     68,545  Kersaf Investments Ltd.*                       192,804
     16,000  Pretoria Portland Cement Co. Ltd.              118,409
    165,000  RMB Holdings Ltd.                              173,162
    303,100  Sanlam Ltd.                                    252,534
    111,259  Sasol Ltd.                                   1,182,734
     24,908  South African Breweries Ltd.                   196,896
                                                       ------------
                                                          3,283,468
                                                       ------------

             SOUTH KOREA -- 1.6%
     11,160  Kookmin Bank                                   541,766
        680  KT Corp. - ADR                                  14,739
     22,746  Posco - ADR                                    620,283
      1,660  Samsung Electronics Co. Ltd.                   453,982
      5,195  Samsung Electronics Co. Ltd. (144A)*           710,395
                                                       ------------
                                                          2,341,165
                                                       ------------

             SPAIN -- 2.3%
      5,800  Acciona SA                                     253,124
      8,500  Acerinox SA                                    356,351
     71,499  Banco Central Hispanoamer SA                   567,724
      8,600  Banco Popular Espanol                          380,248
      8,900  Centros Comerciales Pryca SA                   111,716
     42,000  Iberdrola SA                                   611,818
     23,543  NH Hoteles SA*                                 295,289
      3,000  Prosegur Cia de Seguridad SA                    42,250
     70,447  Telefonica SA*                                 591,374
     11,750  Viscofan Industria Navarra de Envolturas
                Celulosicas SA                               90,514
                                                       ------------
                                                          3,300,408
                                                       ------------

             SWEDEN -- 0.9%
     13,188  ABB Ltd.*                                      116,950
      8,500  Hoganas AB, Class B                            183,125
     14,500  OM Gruppen AB                                  108,863
     11,000  Svenska Cellulosa AB (SCA)                     391,385
     24,000  Svenska Handelsbanken, Class A                 366,903
     70,760  Telefonaktiebolaget Ericsson LM, Class
                B*                                          107,020
                                                       ------------
                                                          1,274,246
                                                       ------------

             SWITZERLAND -- 3.5%
      5,065  Ciba Specialty Chemicals                       405,847
      5,200  Compagnie Financiere Richemont AG              118,273
     16,557  Credit Suisse Group*                           525,663
      1,936  Holcim Ltd.                                    444,243
     25,080  Nestle SA - ADR                              1,462,001
      9,080  Novartis AG                                    399,319
        100  Phoenix Mecano AG*                              26,810
        610  Publigroupe SA*                                141,408
        100  Sarna Kunststoff Holding AG                    116,916
      1,150  Societe General de Surveillance SA             367,042
        247  Syngenta AG                                     14,846
      5,593  The Swatch Group AG                            497,949
     12,780  Union Bank of Switzerland AG*                  642,757
                                                       ------------
                                                          5,163,074
                                                       ------------

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE
                                    30, 2002

  NUMBER
 OF SHARES                                               VALUE +
             TAIWAN -- 1.0%
     56,779  Taiwan Semiconductor Manufacturing Co.
                Ltd. - Sponsored ADR*                      $738,123
     65,010  Taiwan Semiconductor Manufacturing Co.
                Ltd. (144A) (PREF)*(a){::}                  661,580
                                                       ------------
                                                          1,399,703
                                                       ------------

             THAILAND -- 1.3%
    150,000  Advanced Information Service Public Co.
                Ltd.                                        144,474
    262,400  Bangkok Bank Public Co. Ltd.*                  432,805
     73,364  Golden Land Property Development Public
                Co. Ltd.*                                    24,908
    171,636  Golden Land Property Development Public
                Co. Ltd. (foreign shares)*                   68,605
     33,000  Matichon Public Co. Ltd.                        53,239
     89,000  MBK Properties & Development Public Co.
                Ltd.                                         63,219
    250,000  National Finance & Securities Co. Ltd.*         96,316
    120,000  Post Publishing Co. Ltd.                       118,469
     21,000  Siam Cement Public Co. Ltd.                    480,376
      8,700  Siam Cement Public Co. Ltd. (foreign
                shares)                                     225,408
     39,000  Siam Commercial Bank Public Co. Ltd.*           27,468
    194,000  The Thai Farmers Bank Ltd.*                    155,321
      7,000  Total Access Communication plc*                  7,140
                                                       ------------
                                                          1,897,748
                                                       ------------

             UNITED KINGDOM -- 17.5%
     83,000  Airtours plc                                   188,346
     42,570  Amersham plc                                   373,284
     13,731  Anglo American plc - ADR                       224,505
     56,882  Arriva plc                                     284,492
     39,400  Associated British Ports Holdings plc          265,291
     34,500  BAA plc                                        315,405
     50,400  Barclays plc                                   424,158
     95,213  Bass plc                                       953,908
    197,449  BG Group plc                                   850,262
    117,600  Boots Co. plc                                1,163,855
     35,000  BP plc                                         292,500
     23,500  BP plc - ADR                                 1,186,515
     77,300  Brambles Industries plc                        385,160
     77,500  British Aerospace plc                          396,050
    132,889  British Airways plc*                           379,053
     70,880  British Sky Broadcasting plc*                  671,525
     52,000  BT Group plc*                                  199,055
     84,231  Cable & Wireless Communications plc            214,582
     44,000  Close Brothers Group plc                       419,169
     40,490  Compass Group plc                              243,332
     64,000  Devro International plc                         77,573
     37,804  Diageo plc                                     487,659
     22,600  EMI Group plc                                   84,316
    118,400  Enodis plc*                                    142,229
     77,300  GKN plc                                        360,857
     42,237  GlaxoSmithKline plc                            912,905
     21,490  Granada Compass plc                             36,075
    101,759  Great Universal Stores plc                     941,157
     70,450  Hanson plc                                     500,407
     73,316  HBOS plc                                       787,614
  NUMBER
 OF SHARES                                               VALUE +

     42,000  Hilton Group plc                              $146,122
     79,000  HSBC Holdings plc*                             906,480
     63,818  Imperial Chemical Industries plc               313,119
      2,943  Imperial Tobacco Group plc                      47,194
    136,000  Kidde plc*                                     171,280
     72,978  Lloyds TSB Group plc                           726,572
     52,000  mm02 plc*                                       33,589
     33,500  P & O Princess Cruises plc                     210,707
     84,354  Pearson plc                                    852,830
     33,500  Peninsular & Orient Steam                      125,422
    151,000  Pilkington plc                                 211,461
     74,400  PowerGen plc                                   875,811
     22,702  Provident Financial plc                        239,110
     49,000  Railtrack Group plc(a)                         186,721
     15,260  Reckitt & Colman plc                           274,018
     49,000  Reed International plc                         457,303
    107,000  Rentokil Initial plc                           434,671
     88,600  Rio Tinto plc                                1,612,566
     22,386  Royal Bank of Scotland Group                   634,667
     78,000  Shell Transport & Trading Co.                  586,464
     17,250  Smiths Group plc                               225,609
      1,000  South African Breweries plc                      7,812
    278,640  Stagecoach Holdings plc                        242,620
     93,000  Sygen International plc*                        71,586
    216,160  Telewest Communications plc*                    10,115
    101,000  The Sage Group plc                             260,188
    273,794  Vodafone AirTouch plc                          371,965
     47,600  Vodafone Group plc - Sponsored ADR             649,740
    129,900  WPP Group plc                                1,086,583
                                                       ------------
                                                         25,733,564
                                                       ------------
             Total Common Stocks
                (Cost $128,485,266)                     130,666,499
                                                       ------------
             PREFERRED STOCKS -- 0.2%

             GERMANY -- 0.2%
        641  Porsche AG
                (Cost $263,981)                             305,448
                                                       ------------

             COMMINGLED INVESTMENT VEHICLES -- 0.4%

             JAPAN -- 0.4%
     61,400  Atlantis Japan Growth Fund
                (Cost $606,057)                             512,690
                                                       ------------

                                                  EXPIRATION
                                                     DATE

             RIGHTS -- 0.2%

             FRANCE -- 0.1%
      8,000  Air Liquide SA*                       07/05/02       153,868
                                                              -----------

             UNITED KINGDOM -- 0.1%
     11,449  Imperial Tobacco Group plc*           07/15/02       181,065
                                                              -----------
             Total Rights
                (Cost $213,635)                                   334,933
                                                              -----------

             WARRANTS -- 0.0%
    115,500  PT Bank Pan (Indonesia)*
                (Cost $275)                        07/08/02            13
                                                              -----------

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE
                                    30, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +

             SHORT-TERM INVESTMENTS -- 9.5%

             REPURCHASE AGREEMENT -- 8.6%
$12,714,409  Investors Bank & Trust Co. --
                Repurchase Agreement, issued 06/28/02 (proceeds
                at maturity $12,715,500) (Collateralized by a
                $13,190,000 FHLMC, 2.925%, due 12/15/23 with a
                market value of $13,357,513)
                (Cost $12,714,409)            1.030%   07/01/02    $12,714,409
                                                                  ------------
             US TREASURY SECURITIES -- 0.9%#
    100,000  US Treasury Bill+                0.991%   07/05/02         99,981
    175,000  US Treasury Bill+                1.425%   07/18/02        174,864
    500,000  US Treasury Bill+                1.637%   09/26/02        497,994
    500,000  US Treasury Bill+                1.678%   11/14/02        496,827
                                                                  ------------
             Total US Treasury Securities
                (Cost $1,270,480)                                    1,269,666
                                                                  ------------
             Total Short-Term Investments
                (Cost $13,984,889)                                  13,984,075
                                                                  ------------
             Total Investments -- 99.4%
                (Cost $143,554,103)                                145,803,658
             Other Assets in Excess of
                Liabilities -- 0.6%                                    940,559
                                                                  ------------
             NET ASSETS -- 100.0%                                 $146,744,217
                                                                  ============

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):
Capital Equipment                                          13.0%
Commingled Investment Vehicles                              0.4
Consumer Goods                                             17.6
Energy                                                     11.2
Finance                                                    17.0
Materials                                                  12.8
Multi-Industry                                              3.6
Services                                                   14.3
US Treasury Obligations                                     0.9
Other                                                       8.6
Other Assets (Liabilities)                                  0.6
                                                          -----
Total                                                     100.0%
                                                          =====

ADR  American Depositary Receipt
FHLMC Federal Home Loan Mortgage Corporation
GDR  Global Depositary Receipt
PREF Preference Shares
  *  Non-income producing security.
  + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2002, the aggregate market value of these securities was $1,371,975 or 0.93% of net assets.
  +  See Note 2 to the Financial Statements.
  #  Interest rate represents the yield to maturity at the time of purchase.
(a) Security is valued in good faith under procedures established by the board of directors.

         See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)      JUNE 30, 2002

  NUMBER
OF SHARES                                               VALUE +

            COMMON STOCKS -- 83.1%

            ADVERTISING -- 0.0%
     1,000  Omnicom Group, Inc.                            $45,800
                                                      ------------
            AEROSPACE AND DEFENSE -- 1.8%
    61,500  AAR Corp.                                      620,535
    10,800  Boeing Co.                                     486,000
     4,500  Honeywell International, Inc.                  158,535
    11,700  Lockheed Martin Corp.                          813,150
     2,000  Northrop Grumman Corp.                         250,000
     6,500  Textron, Inc.                                  304,850
    11,100  United Technologies Corp.                      753,690
                                                      ------------
                                                         3,386,760
                                                      ------------

            AUTOMOTIVE -- 0.8%
    18,500  General Motors Corp.                           988,825
     4,800  Harley-Davidson, Inc.                          246,096
     4,500  Johnson Controls, Inc.                         367,245
                                                      ------------
                                                         1,602,166
                                                      ------------
            BANKING -- 6.8%
    35,200  Bank of America Corp.                        2,476,672
     2,300  Bank One Corp.                                  88,504
    35,625  Chittenden Corp.                             1,032,412
     2,900  Countrywide Credit Industries, Inc.            139,925
    31,395  Downey Financial Corp.                       1,484,983
     3,400  Fifth Third Bancorp                            226,610
     4,100  First Tennessee National Corp.                 157,030
    31,329  Hudson United Bancorp                          894,756
    22,450  JP Morgan Chase & Co., Inc.                    761,504
    12,100  National City Corp.                            402,325
    45,271  National Commerce Financial Corp.            1,190,627
    46,200  North Valley Bancorp                           748,440
    32,000  People's Bank                                  835,520
    26,000  The South Financial Group                      582,634
     4,900  UCBH Holdings, Inc.                            186,249
     6,500  UnionBanCal Corp.                              304,525
    27,600  Wells Fargo Co.                              1,381,656
                                                      ------------
                                                        12,894,372
                                                      ------------

            BEVERAGES, FOOD, AND TOBACCO -- 4.9%
     1,700  Anheuser-Busch Companies, Inc.                  85,000
    91,200  Chiquita Brands International*               1,633,392
     9,400  Coca-Cola Co.                                  526,400
    15,700  Conagra, Inc.                                  434,105
   400,000  DB Group Ltd. (New Zealand)                  1,165,680
     1,000  Hain Celestial Group, Inc.*                     18,500
     5,000  Hershey Foods Corp.                            314,300
       440  JM Smucker Co.                                  15,017
    26,500  Kraft Foods, Inc.                            1,085,175
    10,600  Pepsi Bottling Group, Inc.                     326,480
    18,900  Pepsico, Inc.                                  910,980
    22,200  Philip Morris Companies, Inc.                  969,696
     6,800  Ralcorp Holdings, Inc.*                        212,500
     4,700  RJ Reynolds Tobacco Holdings                   252,625
    52,700  Sensient Technologies Corp.                  1,199,452
     6,000  Sysco Corp.                                    163,320
                                                      ------------
                                                         9,312,622
                                                      ------------

            BUILDING MATERIALS -- 0.2%
     6,500  Lowe's Companies, Inc.                         295,100
                                                      ------------
  NUMBER
OF SHARES                                               VALUE +

            CHEMICALS -- 0.3%
   105,700  Brancote Holdings plc (United Kingdom)*       $321,421
    60,000  HPD Exploration*                                 8,807
     3,800  PPG Industries, Inc.                           235,220
                                                      ------------
                                                           565,448
                                                      ------------

            COMMERCIAL SERVICES -- 3.7%
     3,700  Apollo Group, Inc.*                            145,817
     6,100  Cendant Corp.*                                  96,868
     9,400  Concord EFS, Inc.*                             283,316
     5,300  Dyax Corp.*                                     21,412
    51,200  Exponent, Inc.*                                660,992
   109,200  Gartner Group, Inc., Class B*                1,026,480
    35,000  Genencor International, Inc.*                  342,650
     8,500  H & R Block, Inc.                              392,275
   113,200  iPrint.com, Inc.*                               11,320
    63,700  ITT Educational Services, Inc.*              1,388,660
    50,292  Pittston Brink's Group                       1,207,008
    49,100  R.H. Donnelley Corp.*                        1,373,327
     6,800  United Rentals, Inc.*                          148,240
                                                      ------------
                                                         7,098,365
                                                      ------------

            COMMUNICATIONS -- 1.1%
    28,200  Corning, Inc.*                                 100,110
    34,007  Latitude Communications, Inc.*                  44,352
    12,500  Nextel Communications, Inc., Class A*           40,125
    19,200  Nokia Corp. - ADR                              278,016
     6,000  Qualcomm, Inc.*                                164,940
    33,900  Verizon Communications Corp.                 1,361,085
     5,700  Webex Communications, Inc.*                     90,630
                                                      ------------
                                                         2,079,258
                                                      ------------

            COMPUTER SOFTWARE AND PROCESSING -- 4.5%
     3,900  Activision, Inc.*                              113,334
    23,000  Actuate Corp.*                                 103,500
    11,800  Adobe Systems, Inc.                            336,300
     3,500  Affiliated Computer Services*                  166,180
     5,400  Agil Software Corp.*                            39,258
   177,450  Art Technology Group, Inc.*                    179,225
     7,100  Brocade Communications Systems, Inc.*          124,108
    86,700  Centra Software, Inc.*                         161,262
    52,600  ClickAction, Inc.*                              29,982
    14,400  Computer Sciences Corp.*                       688,320
    38,900  Corio, Inc.*                                    42,401
     4,700  Cysive, Inc.*                                   11,515
   129,300  Docent, Inc.*                                  148,695
     6,500  Electronic Data Systems Corp.                  241,475
   223,425  eXcelon Corp.*                                 198,848
    11,400  First Data Corp.                               429,324
     3,000  IntelliCorp, Inc.*                                 180
     3,400  Intuit, Inc.*                                  169,048
    41,800  Mercator Software, Inc.*                        63,536
    69,400  Microsoft Corp.*                             3,755,928
    36,400  Niku Corp.*                                     15,652
    38,200  Oracle Corp.*                                  361,754
     7,000  PeopleSoft, Inc.*                              104,160
    66,800  Preview Systems, Inc.                            2,672
     8,000  Siebel Systems, Inc.*                          113,760
   236,300  Tumbleweed Communications Corp.*               437,155
    83,200  Unify Corp.*                                    53,664
    84,300  ValiCert, Inc.*                                 60,696
     1,900  VeriSign, Inc.*                                 13,661

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)      JUNE 30, 2002

  NUMBER
OF SHARES                                               VALUE +
     9,000  VERITAS Software Corp.*                       $178,110
    66,500  Vicinity Corp.*                                133,000
                                                      ------------
                                                         8,476,703
                                                      ------------

            COMPUTERS AND INFORMATION -- 3.7%
   126,700  Bull Run Corp.*                                114,030
     8,300  Check Point Software Technologies Ltd.*        112,548
   125,700  Cisco Systems, Inc.*                         1,753,515
    28,500  Dell Computer Corp.*                           744,990
   161,300  Earthlink, Inc.*                             1,083,936
    19,000  EMC Corp.*                                     143,450
    20,240  Hewlett-Packard Co.                            309,267
    16,500  International Business Machines Corp.        1,188,000
    83,900  Navidec, Inc.*                                  22,653
    10,553  Nexprise, Inc.*                                 52,776
     2,400  Overture Services, Inc.*                        59,952
     1,500  Pixar, Inc.*                                    66,150
     4,800  RSA Security, Inc.*                             23,088
     1,600  ScanSource, Inc.*                               98,256
       500  Secure Computing Corp.*                          3,775
    64,100  SeeBeyond Technology Corp.*                    198,710
    96,000  Selectica, Inc.*                               381,120
       600  Stellent, Inc.*                                  2,748
     9,300  Storage Technology Corp.*                      148,521
    46,400  Sun Microsystems, Inc.*                        232,464
    12,600  Websense, Inc.*                                322,182
                                                      ------------
                                                         7,062,131
                                                      ------------

            CONTAINERS AND PACKAGING -- 0.1%
     2,600  Fedex Corp.                                    138,840
                                                      ------------
            COSMETICS AND PERSONAL CARE -- 2.2%
   116,800  Playtex Products, Inc.*                      1,512,560
    30,300  Procter & Gamble Co.                         2,705,790
                                                      ------------
                                                         4,218,350
                                                      ------------

            DIVERSIFIED -- 3.5%
        12  Berkshire Hathaway Inc., Class A*              801,600
   122,300  General Electric Co.                         3,552,815
    23,900  Tredegar Corp.                                 577,185
     8,000  Tyco International Ltd.                        108,080
   122,900  Walter Industries, Inc.                      1,659,150
                                                      ------------
                                                         6,698,830
                                                      ------------
            ELECTRIC UTILITIES -- 1.4%
     7,300  American Electric Power, Inc.                  292,146
     8,100  Edison International*                          137,700
     7,800  Entergy Corp.                                  331,032
    21,700  Mirant Corp.*                                  158,410
    41,600  OGE Energy Corp.                               950,976
    15,900  Reliant Energy, Inc.                           268,710
    26,500  Sempra Energy                                  586,445
                                                      ------------
                                                         2,725,419
                                                      ------------

            ELECTRICAL EQUIPMENT -- 0.5%
    15,000  Linear Technology Corp.                        471,450
    30,600  Rayovac Corp.*                                 564,570
                                                      ------------
                                                         1,036,020
                                                      ------------
            ELECTRONICS -- 2.4%
     4,000  Analog Devices, Inc.*                          118,800
     3,700  Broadcom Corp., Class A*                        64,898
    62,000  Checkpoint Systems, Inc.*                      725,400
    92,933  Conductus, Inc.*                               111,520
  NUMBER
OF SHARES                                               VALUE +
    93,000  Intel Corp.                                 $1,699,110
    26,300  JDS Uniphase Corp.*                             70,747
     3,500  Novellus Systems, Inc.*                        119,000
    52,000  Rogers Corp.*                                1,446,120
     2,600  Stoneridge, Inc.*                               48,620
     5,200  Texas Instruments, Inc.                        123,240
                                                      ------------
                                                         4,527,455
                                                      ------------

            ENTERTAINMENT AND LEISURE -- 0.4%
     9,000  Eastman Kodak Co.                              262,530
    25,000  Liberty Media Corp., Class A*                  237,500
     8,600  Walt Disney Co.                                162,540
                                                      ------------
                                                           662,570
                                                      ------------

            FINANCIAL SERVICES -- 4.7%
     8,900  American Express Co.                           323,248
     5,400  Bear Stearns Co., Inc.                         329,670
    80,866  Citigroup, Inc.                              3,133,558
   166,800  E-LOAN, Inc.*                                  183,480
    10,200  Fannie Mae                                     752,250
    10,000  Freddie Mac                                    612,000
     4,000  Goldman Sachs Group, Inc.                      293,400
    10,700  Household International, Inc.                  531,790
   208,100  Instinet Group, Inc.*                        1,356,812
     2,900  Lehman Brothers Holdings, Inc.                 181,308
     6,200  MBNA Corp.                                     205,034
     5,800  Merrill Lynch & Co.                            234,900
     3,300  Moody's Corp.                                  164,175
    10,600  Morgan Stanley Dean Witter & Co.               456,648
     3,100  NVIDIA Corp.*                                   53,258
     4,600  Washington Mutual, Inc.                        170,706
                                                      ------------
                                                         8,982,237
                                                      ------------

            FOREST PRODUCTS AND PAPER -- 0.3%
    25,500  Georgia-Pacific Group                          626,790
                                                      ------------

            HEALTHCARE PROVIDERS -- 2.5%
     1,000  Impath, Inc.*                                   17,950
    40,000  Lincare Holdings, Inc.*                      1,292,000
     3,400  Quest Diagnostics, Inc.*                       292,570
     2,600  RehabCare Group, Inc.*                          62,478
     9,900  Tenet Healthcare Corp.*                        708,345
    47,000  Universal Health Services, Inc., Class
               B*                                        2,303,000
                                                      ------------
                                                         4,676,343
                                                      ------------

            HEAVY MACHINERY -- 0.4%
     8,500  Applied Materials, Inc.*                       161,670
     2,700  Caterpillar, Inc.                              132,165
     3,700  Ingersoll Rand Co.                             168,942
       700  SPX Corp.*                                      82,250
     5,400  W-H Energy Services, Inc.*                     119,664
                                                      ------------
                                                           664,691
                                                      ------------

            HOME CONSTRUCTION, FURNISHINGS, AND APPLIANCES -- 0.1%
     4,100  Newell Rubbermaid Inc.                         143,746
                                                      ------------

            HOUSEHOLD PRODUCTS -- 0.4%
     9,200  Fortune Brands, Inc.                           514,648
     7,700  The Clorox Co.                                 318,395
                                                      ------------
                                                           833,043
                                                      ------------

            INDUSTRIAL - DIVERSIFIED -- 0.3%
     4,600  3M Co.                                         565,800
                                                      ------------

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)      JUNE 30, 2002

  NUMBER
OF SHARES                                               VALUE +
            INSURANCE -- 6.1%
     4,500  Allstate Corp.                                $166,410
    28,162  American International Group, Inc.           1,921,493
     3,500  Amerigroup Corp.*                               97,090
    30,000  Brown & Brown, Inc.                            952,500
     3,000  CIGNA Corp.                                    292,260
    77,300  CNA Surety Corp.                             1,135,537
    10,100  Everest Re Group Ltd.                          565,095
    42,200  Hilb, Rogal & Hamilton Co.                   1,909,550
     4,400  Jefferson-Pilot Corp.                          207,768
    12,200  John Hancock Financial Services, Inc.          429,440
     3,500  Lincoln National Corp.                         147,000
     4,200  Loews Corp.                                    225,540
     4,400  Marsh & McLennan Companies, Inc.               425,040
    19,400  MetLife, Inc.                                  558,720
     1,900  Oxford Health Plans, Inc.*                      88,274
     6,600  The Progressive Corp.                          381,810
     8,500  The St. Paul Cos., Inc.                        330,820
    12,400  United Health Group, Inc.                    1,135,220
     3,600  Wellpoint Health Networks, Inc.*               280,116
     3,600  Xl Capital Ltd., Class A                       304,920
                                                      ------------
                                                        11,554,603
                                                      ------------

            MEDIA - BROADCASTING AND PUBLISHING -- 2.4%
    63,500  AOL Time Warner, Inc.*                         934,085
    47,500  Emmis Communications Corp., Class A*         1,006,525
    22,400  Gray Communications Systems, Inc., Class
               B                                           297,920
    41,000  Insight Communications Co., Inc.*              498,970
    19,200  Journal Register Co.*                          385,920
     5,000  New York Times Co.                             257,500
   302,100  Primedia, Inc.*                                368,562
     3,900  Tribune Co.                                    169,650
    16,400  Viacom, Inc., Class B*                         727,668
                                                      ------------
                                                         4,646,800
                                                      ------------

            MEDICAL SUPPLIES -- 4.1%
    30,600  ArthoCare Corp.*                               393,516
     7,200  Baxter International, Inc.                     319,968
     1,900  Biosite Diagnostics, Inc.*                      53,485
    11,400  Boston Scientific Corp.*                       334,248
     8,500  Cohesion Technologies, Inc.*                    18,275
     5,400  Guidant Corp.*                                 163,242
    44,800  Johnson & Johnson                            2,341,248
    11,100  Medtronic, Inc.                                475,635
     3,800  North American Scientific, Inc.*                38,836
    50,800  Owens & Minor, Inc.                          1,003,808
   115,000  Perkinelmer, Inc.                            1,270,750
     2,300  Stryker Corp.                                  123,073
   116,303  Sybron Dental Specialties*                   1,343,526
                                                      ------------
                                                         7,879,610
                                                      ------------

            METALS AND MINING -- 0.3%
     6,800  Alcan Aluminum Ltd.                            255,136
     5,100  Alcoa, Inc.                                    169,065
    34,100  North American Palladium Ltd.*                 199,485
    35,000  Pacific Rim Mining Corp.(a)                     16,013
                                                      ------------
                                                           639,699
                                                      ------------

            OIL AND GAS -- 6.5%
    45,600  AGL Resources, Inc.                          1,067,496
     4,700  Amerada Hess Corp.                             387,750
     5,900  Anadarko Petroleum Corp.                       290,870
     7,500  Apache Corp.                                   431,100
     3,000  Baker Hughes, Inc.                              99,870
  NUMBER
OF SHARES                                               VALUE +
    11,800  Burlington Resources, Inc.                    $448,400
     4,200  Carbon Energy Corp.*                            40,320
     1,800  ChevronTexaco Corp.                            159,300
     4,700  Denbury Resources, Inc.*                        48,363
    41,600  Encore Acquisition Co.*                        717,600
    73,000  Exxon Mobil Corp.                            2,987,160
     9,400  Halliburton Co.                                149,836
   117,183  Hanover Compressor Co.*                      1,581,971
    12,800  Marathon Oil Corp.                             347,136
    31,600  Occidental Petroleum Corp.                     947,684
     7,375  Patina Oil & Gas Corp.                         202,296
     3,900  Royal Dutch Petroleum Co., NY Shares           215,553
     8,000  Schlumberger Ltd.                              372,000
     6,800  Talisman Energy, Inc.                          307,020
    44,300  Tom Brown, Inc.*                             1,255,905
    49,500  Ultra Petroleum Corp.*                         375,705
                                                      ------------
                                                        12,433,335
                                                      ------------

            PHARMACEUTICALS -- 4.4%
    16,300  Abbott Laboratories                            613,695
    13,400  Amgen, Inc.*                                   561,192
    12,800  Arena Pharmaceuticals, Inc.*                   107,520
    20,600  Bristol-Myers Squibb Co.                       529,420
     4,250  Cardinal Health, Inc.                          260,993
     2,600  Corixa Corp.*                                   17,615
    19,300  Elan Corp. plc - ADR*                          105,571
     8,600  Eli Lilly & Co.                                485,040
     4,000  Genzyme Corp.*                                  76,960
     4,100  McKesson HBOC, Inc.                            134,070
    31,000  Merck & Co., Inc.                            1,569,840
     2,700  Mylan Laboratories, Inc.                        84,645
    10,400  NBTY, Inc.*                                    160,992
    75,925  Pfizer, Inc.                                 2,657,375
     6,000  Pharmaceutical Resources, Inc.*                166,680
     1,300  Pharmacyclics, Inc.*                             5,772
   269,200  PharmChem Laboratories, Inc.*                  231,512
     5,400  Schering-Plough Corp.                          132,840
     5,700  Titan Pharmaceuticals, Inc.*                    19,095
     2,900  Watson Pharmaceuticals, Inc.*                   73,283
     7,000  Wyeth Corp.                                    358,400
                                                      ------------
                                                         8,352,510
                                                      ------------

            REAL ESTATE -- 0.7%
    45,800  Post Properties, Inc.                        1,381,328
                                                      ------------

            RESTAURANTS -- 0.8%
    65,000  Ruby Tuesday, Inc.                           1,261,000
     8,800  Yum! Brands, Inc.*                             257,400
                                                      ------------
                                                         1,518,400
                                                      ------------

            RETAILERS -- 6.3%
    12,200  Albertson's, Inc.                              371,612
     4,800  AutoZone, Inc.*                                371,040
     7,500  Best Buy Co., Inc.*                            272,250
    75,125  Big Lots, Inc.                               1,478,460
    13,700  Federated Department Stores, Inc.*             543,890
    55,300  Geerlings & Wade, Inc.*                         54,747
    24,200  Home Depot, Inc.                               888,866
    12,400  JC Penney Company, Inc.                        273,048
     4,800  Kohl's Corp.*                                  336,384
    19,800  Kroger Co.*                                    394,020
     8,100  RadioShack Corp.                               243,486
     4,000  Restoration Hardware Inc.*                      35,400
    11,700  Safeway, Inc.*                                 341,523

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)      JUNE 30, 2002

  NUMBER
OF SHARES                                               VALUE +
   100,000  Saks, Inc.*                                 $1,284,000
    16,000  Sears, Roebuck and Co.                         868,800
     8,800  Staples, Inc.*                                 173,360
    25,100  Target Corp.                                   932,214
    18,000  The Limited, Inc.                              383,400
     6,900  TJX Companies, Inc.                            135,309
     8,200  Walgreen Co.                                   316,766
    19,600  Wal-Mart Stores, Inc.                        1,078,196
    60,000  Whitehall Jewellers, Inc.*                   1,242,600
                                                      ------------
                                                        12,019,371
                                                      ------------

            TELEPHONE SYSTEMS -- 2.5%
   161,700  Allegiance Telecom, Inc.*                      295,911
     2,600  ALLTEL Corp.                                   122,200
    11,000  AT&T Corp.                                     117,700
    30,904  AT&T Wireless Services Inc.*                   180,788
    17,700  BCE, Inc.                                      308,334
    22,700  BellSouth Corp.                                715,050
   361,700  Broadwing, Inc.*                               940,420
    94,100  General Communications, Inc., Class A*         627,647
     5,533  Qwest Communications International,
               Inc.*                                        15,492
    21,421  SBC Communications, Inc.                       653,341
    10,200  Sprint Corp.                                   108,222
    22,000  Sprint Corp. (PCS Group)*                       98,340
    13,100  United States Cellular Corp.*                  333,395
    22,700  Vodafone Group plc - Sponsored ADR             309,855
    23,400  WorldCom, Inc.*(a)                               2,106
                                                      ------------
                                                         4,828,801
                                                      ------------
            TRANSPORTATION -- 2.0%
     4,800  Burlington Northern Santa Fe Corp.             144,000
    20,000  CNF Transportation, Inc.                       759,600
    41,800  EGL, Inc.*                                     708,928
    59,400  PetroQuest Energy, Inc.*                       305,236
     3,400  Sabre Holdings Corp.*                          121,720
    12,500  Tidewater, Inc.                                411,500
     2,700  Union Pacific Corp.                            170,856
     2,500  United Parcel Service, Inc.                    154,375
    77,400  Wabtec Corp.                                 1,065,798
                                                      ------------
                                                         3,842,013
                                                      ------------
            Total Common Stocks
               (Cost $172,280,314)                     158,415,329
                                                      ------------
            LIMITED PARTNERSHIPS -- 13.1%
            Adage Capital Partners, LP*(b)              23,478,723
            Gotham Partners, LP*(b)                      1,450,279
                                                      ------------
            Total Limited Partnerships
               (Cost $28,473,105)                       24,929,002
                                                      ------------

            PREFERRED STOCKS -- 0.0%
     6,000  ClickAction, Inc.*(a)
               (Cost $127,500)                               2,565
                                                      ------------

                                                 EXPIRATION
                                                    DATE

            WARRANTS -- 0.0%
       600  ClickAction, Inc.*                    03/15/03             0
    20,000  Conductus, Inc.*                      09/20/03             0
                                                             -----------
            Total Warrants
               (Cost $0)                                               0
                                                             -----------

 PRINCIPAL                                   INTEREST   MATURITY
  AMOUNT                                       RATE       DATE        VALUE +

             SHORT-TERM INVESTMENTS -- 4.2%

             REPURCHASE AGREEMENT -- 3.7%
 $7,158,657  Investors Bank & Trust Co. -- Repurchase Agreement,
                issued 06/28/02 (proceeds at maturity $7,159,271)
                (Collateralized by $50,071,979 GNMA ARM, 6.375%,
                due 06/20/23, with a market value of $7,516,589)
                (Cost $7,158,657)             1.030%     07/01/02     $7,158,657
                                                                    ------------

             US TREASURY SECURITY -- 0.5%#
    900,000  US Treasury Bill+
                (Cost $896,306)               1.637%     09/26/02        896,389
                                                                    ------------
             Total Short-Term Investments
                (Cost $8,054,963)                                      8,055,046
                                                                    ------------
             Total Investments -- 100.4%
                (Cost $208,935,882)                                  191,401,942
             Liabilities in Excess of Other
                Assets -- (0.4%)                                        (795,983)
                                                                    ------------
             NET ASSETS -- 100.0%                                   $190,605,959
                                                                    ============

  NUMBER
OF SHARES

            SHORT PORTFOLIO -- (0.6%)

            BANKING -- (0.1%)
     3,600  Silicon Valley Bancshares*                    (94,896)
                                                      -----------

            COMMERCIAL SERVICES -- (0.0%)
     1,900  FreeMarkets, Inc.*                            (26,847)
                                                      -----------

            COMMUNICATIONS -- (0.0%)
       600  Videolan Technologies, Inc.*                        0
                                                      -----------

            MEDICAL SUPPLIES -- (0.1%)
     1,600  Advanced Tissue Sciences, Inc.*                (2,304)
       700  Aradigm Corp.*                                 (3,054)
     1,000  Boston Scientific Corp.*                      (29,320)
     1,400  Guidant Corp.*                                (42,322)
     1,300  Intuitive Surgical, Inc.*                     (11,011)
     2,500  Kensey Nash Corp.*                            (40,500)
     2,200  Novoste Corp.*                                (10,164)
     4,200  Vivus, Inc.*                                  (28,434)
                                                      -----------
                                                         (167,109)
                                                      -----------

            PHARMACEUTICALS -- (0.4%)
       200  Affymetrix, Inc.*                              (4,798)
     1,800  Alliance Pharmaceutical Corp.*                 (2,790)
     9,900  Allos Therapeutics, Inc.*                     (89,496)
       400  Aphton Corp.*                                  (3,000)
     2,300  Astrazeneca plc                               (94,300)
     6,300  Atherogenics, Inc.*                           (45,171)
     4,100  Biomira, Inc.*                                (11,398)
       800  CV Therapeutics, Inc.*                        (14,896)
     2,100  Chiron Corp.*                                 (74,235)
       300  Cortex Pharmaceuticals, Inc.*                    (495)
     1,700  Decode Genetics, Inc.*                         (7,956)
       300  Emisphere Technologies, Inc.*                  (1,233)
     5,000  Generex Biotechnology Corp.*                  (14,700)
     1,100  GenVec, Inc.*                                  (2,420)
     4,100  Genzyme Molecular Oncology*                   (10,332)
     1,300  Glaxo Wellcome plc - ADR                      (56,082)
       400  Hemispherx Biopharma, Inc.*                    (1,000)

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)      JUNE 30, 2002

  NUMBER
OF SHARES                                               VALUE +
       700  ImClone Systems, Inc.*                        $(6,087)
       400  Inhale Therapeutic Systems, Inc.*              (3,972)
     2,600  Intermune, Inc.*                              (54,860)
     1,700  Introgen Therapeutics, Inc.*                   (3,451)
     2,100  Isis Pharmaceuticals, Inc.*                   (19,971)
     1,400  Myriad Genetics, Inc.*                        (28,476)
     2,300  Neurocrine Biosciences, Inc.*                 (65,895)
     3,000  Northwest Biotherapeutics, Inc.*               (9,117)
       500  Nymox Pharmaceutical Corp.*                    (2,345)
     4,700  Onyx Pharmaceuticals, Inc.*                   (27,119)
     1,100  OXiGENE Inc.*                                  (1,452)
     3,400  Peregrine Pharmaceuticals, Inc.*               (3,978)
       800  Pozen, Inc.*                                   (4,144)
       400  Regeneron Pharmaceuticals, Inc.*               (5,804)
       500  Rigel Pharmaceuticals, Inc.*                   (1,825)
     1,900  Sangamo Biosciences, Inc.*                    (11,172)
     4,300  Scios, Inc.*                                 (131,471)
     1,000  Virologic, Inc.*                               (2,800)
                                                      -----------
                                                         (818,241)
                                                      -----------
            Total Short Portfolio
               (Proceeds $1,373,938)                  $(1,107,093)
                                                      ===========

ADR  American Depositary Receipt
ARM  Adjustable Rate Mortgage
GNMA Government National Mortgage Association
  *  Non-income producing security.
  + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.
  #  Interest rate represents the yield to maturity at the time of purchase.
(a) Security is valued in good faith under procedures established by the board of directors.
(b)  Restricted security.

        See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)           JUNE 30, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +

             US TREASURY OBLIGATIONS -- 5.5%
   $310,000  US Treasury Bond                 5.250%   11/15/28      $291,466
    400,000  US Treasury Bond                 5.250%   02/15/29       376,288
    320,000  US Treasury Bond                 5.375%   02/15/31       313,350
    625,000  US Treasury Bond                 6.125%   11/15/27       660,916
  1,650,000  US Treasury Bond                 6.625%   02/15/27     1,852,636
    550,000  US Treasury Bond                 7.625%   02/15/25       686,159
    650,000  US Treasury Bond                 8.125%   08/15/21       838,791
    110,000  US Treasury Note                 4.375%   05/15/07       111,513
    570,000  US Treasury Note                 4.875%   02/15/12       572,138
    570,000  US Treasury Note                 5.000%   02/15/11       579,647
  3,370,000  US Treasury Strip#              10.656%   02/15/20     1,184,956
  3,150,000  US Treasury Strip#              11.287%   11/15/21       996,531
                                                                 ------------
             Total US Treasury Obligations
                (Cost $8,047,430)                                   8,464,391
                                                                 ------------

             US GOVERNMENT AGENCY OBLIGATIONS --
                MORTGAGE-BACKED -- 46.4%
    595,000  FHLMC                            6.000%   06/15/11       622,882
  1,554,966  FHLMC (IO), Ser. 212,
                Class IO#(a)                  6.000%   05/01/31       389,216
  3,000,000  FHLMC (TBA)                      6.000%   07/01/32     2,991,564
  6,500,000  FHLMC (TBA)                      7.000%   07/01/32     6,729,528
    395,708  FHLMC, Ser. T-41, Class 3A       7.500%   07/25/32       419,511
    197,271  FHLMC, Ser. T-42, Class A5       7.500%   02/25/42       209,879
  1,600,000  FNMA                             5.000%   05/14/07     1,628,115
    741,000  FNMA                             5.125%   02/13/04       768,859
  1,850,000  FNMA                             5.250%   03/22/07     1,905,421
  3,800,000  FNMA                             5.250%   04/15/07     3,939,878
    725,000  FNMA                             6.000%   05/15/08       772,530
    800,000  FNMA                             6.125%   03/15/12       846,583
  2,018,525  FNMA                             6.500%   04/01/28     2,067,502
  2,011,051  FNMA                             6.500%   05/01/28     2,059,847
  1,955,550  FNMA                             6.500%   06/01/28     2,003,000
    587,152  FNMA                             7.000%   03/01/24       611,836
  5,574,999  FNMA                             7.000%   09/01/31     5,780,031
    240,001  FNMA                             7.000%   05/01/32       248,827
    400,000  FNMA                             7.250%   01/15/10       453,372
    275,000  FNMA                             7.250%   05/15/30       313,148
    410,000  FNMA                             7.372%   11/17/18       449,369
  1,931,154  FNMA                             7.500%   03/01/30     2,028,286
  2,457,507  FNMA                             7.500%   10/25/41     2,607,637
    723,324  FNMA                             7.500%   02/25/42       767,511
  1,468,513  FNMA                             7.500%   01/25/48     1,563,563
    152,595  FNMA                             9.000%   03/01/25       167,799
    477,061  FNMA (PO), Ser. 1999-52,
                Class OP (zero coupon)#(a)    0.709%   10/25/29       443,147
  6,000,000  FNMA (TBA)                       6.500%   07/19/14     6,211,872
  1,085,000  FNMA (TBA)                       6.500%   07/01/31     1,105,682
  5,350,000  FNMA (TBA)                       6.500%   08/01/32     5,430,250
  1,640,000  FNMA (TBA)                       7.000%   07/01/30     1,697,912
    500,000  FNMA, Ser. 1997-M3, Class C      7.207%   07/17/17       528,816
  1,102,690  FNMA, Ser. 2000-M2, Class C      7.259%   07/17/22     1,208,857
    199,041  GNMA                             6.500%   12/15/28       204,122
  1,282,446  GNMA                             6.500%   03/15/29     1,314,004
    209,016  GNMA                             6.500%   04/15/29       214,159
  1,660,586  GNMA                             6.500%   05/15/29     1,701,447
  1,486,045  GNMA                             6.500%   06/15/29     1,522,613
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
   $602,465  GNMA                             6.500%   07/15/29      $617,290
    803,410  GNMA                             6.500%   08/15/29       823,179
  1,665,962  GNMA                             6.500%   04/15/32     1,703,057
    453,952  GNMA                             7.000%   12/15/28       472,288
    388,555  GNMA                             7.500%   12/15/25       412,655
    291,838  GNMA                             7.500%   06/15/26       309,662
    239,045  GNMA                             7.500%   07/15/26       253,645
    729,391  GNMA                             7.500%   08/15/27       773,010
    126,601  GNMA                             9.500%   10/15/24       141,995
    502,032  GNMA II                          6.375%   01/20/18       512,527
    122,774  GNMA II                          6.625%   12/20/17       126,230
    118,097  GNMA II                          6.750%   08/20/17       121,760
    900,000  GNMA, Ser. 2001-62, Class VL     6.500%   12/15/31       923,121
                                                                 ------------
             Total US Government Agency
                Obligations --
                Mortgage-Backed
                (Cost $69,347,797)                                 71,118,994
                                                                 ------------

             CORPORATE OBLIGATIONS -- 31.8%

             AEROSPACE AND DEFENSE -- 0.7%
    503,049  BAE Systems 2001 Asset Trust
                (144A){::}                    6.664%   09/15/13       534,445
    290,000  BAE Systems Holdings, Inc.
                (144A){::}                    6.400%   12/15/11       293,469
    145,000  Northrop Grumman Corp.           7.750%   02/15/31       158,158
    110,000  United Technologies Corp.        7.500%   09/15/29       122,990
                                                                 ------------
                                                                    1,109,062
                                                                 ------------

             AIRLINES -- 0.6%
     71,916  Continental Airlines             6.545%   02/02/19        69,636
     61,947  Continental Airlines             7.256%   03/15/20        62,226
    622,800  Continental Airlines             8.048%   11/01/20       635,605
     45,000  Delta Air Lines, Inc.            7.111%   09/18/11        47,584
    100,000  Southwest Airlines Co.           6.500%   03/01/12       103,245
                                                                 ------------
                                                                      918,296
                                                                 ------------

             AUTOMOTIVE -- 0.6%
    320,000  Daimler Chrysler NA Holding
                Corp.                         6.900%   09/01/04       336,698
    240,000  Daimler Chrysler NA Holding
                Corp.                         7.300%   01/15/12       251,394
    115,000  Daimler Chrysler NA Holding
                Corp.                         8.500%   01/18/31       127,136
    300,000  Ford Motor Co.                   7.450%   07/16/31       279,254
                                                                 ------------
                                                                      994,482
                                                                 ------------

             BANKING -- 2.0%
    225,000  Bank One Corp.                   7.625%   08/01/05       246,592
    280,000  BNP US Funding LLC (144A){::}    7.738%   12/31/49       304,849
    640,000  Capital One Bank                 6.875%   02/01/06       632,589
    240,000  Credit Suisse First Boston
                USA, Inc.                     5.875%   08/01/06       248,775
    500,000  First Union Corp.                6.400%   04/01/08       530,288
    110,000  First Union Institutional
                Cap I                         8.040%   12/01/26       118,279
    160,000  Keycorp                          4.625%   05/16/05       161,687
    130,000  Korea Development Bank           5.250%   11/16/06       133,200
    350,000  MBNA America Bank NA             6.625%   06/15/12       351,667

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)           JUNE 30, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
    $55,000  Regions Financial Corp.          6.375%   05/15/12       $56,611
    260,000  Wachovia Corp.                   7.550%   08/18/05       284,496
                                                                 ------------
                                                                    3,069,033
                                                                 ------------

             BEVERAGES, FOOD, AND TOBACCO -- 1.0%
    215,000  Coca-Cola Co.                    4.000%   06/01/05       217,141
    550,000  Coca-Cola Enterprise             6.750%   09/15/28       555,341
    200,000  Coors Brewing Co. (144A){::}     6.375%   05/15/12       205,800
    295,000  Kellogg Co.                      6.625%   01/29/04       307,286
    120,000  Tyson Foods, Inc.                7.250%   10/01/06       126,689
     60,000  Tyson Foods, Inc.                8.250%   10/01/11        66,195
                                                                 ------------
                                                                    1,478,452
                                                                 ------------
             BUILDING MATERIALS -- 0.1%
    150,000  Masco Corp.                      5.875%   07/15/12       148,038
                                                                 ------------

             CHEMICALS -- 0.6%
     70,000  Chevron Phillips Chemical Co.
                (144A){::}                    5.375%   06/15/07        69,744
    300,000  Eastman Chemical Co.             7.000%   04/15/12       314,442
    250,000  Lyondell Chemical Co.            9.875%   05/01/07       239,375
     30,000  Polyone Corp. (144A){::}         8.875%   05/01/12        30,953
    210,000  Rohm & Hass Co.                  7.850%   07/15/29       241,421
                                                                 ------------
                                                                      895,935
                                                                 ------------

             COMMERCIAL SERVICES -- 0.4%
    240,000  ERAC USA Finance Co.
                (144A){::}                    7.350%   06/15/08       258,396
    140,000  Hertz Corp.                      7.625%   06/01/12       138,029
     60,000  Sabre Holdings Corp.             7.350%   08/01/11        60,906
    200,000  Waste Management, Inc.           6.500%   11/15/08       202,333
                                                                 ------------
                                                                      659,664
                                                                 ------------

             COMMUNICATIONS -- 1.0%
    330,000  Citizens Communications Co.      9.000%   08/15/31       275,763
    500,000  Citizens Communications Co.      9.250%   05/15/11       474,677
    185,000  News America Holdings, Inc.      9.250%   02/01/13       213,025
    130,000  Sprint Capital Corp.             8.750%   03/15/32        97,769
    490,000  Telus Corp.                      8.000%   06/01/11       407,146
     80,000  Univision Communications, Inc.   7.850%   07/15/11        83,299
                                                                 ------------
                                                                    1,551,679
                                                                 ------------

             COMPUTERS AND INFORMATION -- 0.1%
     80,000  NCR Corp. (144A){::}             7.125%   06/15/09        81,177
                                                                 ------------

             COSMETICS AND PERSONAL CARE -- 0.1%
    150,000  Dial Corp.                       7.000%   08/15/06       156,997
                                                                 ------------

             DISTRIBUTION AND WHOLESALE -- 0.1%
    215,000  Costco Wholesale Corp.           5.500%   03/15/07       221,708
                                                                 ------------

             ELECTRIC UTILITIES -- 2.4%
    100,000  AmerenEnergy Generating Co.      7.950%   06/01/32       104,346
    115,000  Appalachian Power Co.            4.800%   06/15/05       114,468
    150,000  BRL Universal Equipment          8.875%   02/15/08       148,500
    150,000  Calpine Corp.                    8.625%   08/15/10        97,500
    696,000  Cedar Brakes II LLC (144A){::}   9.875%   09/01/13       710,894
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
   $370,000  Constellation Energy Group,
                Inc.                          7.600%   04/01/32      $383,333
     65,000  Florida Power & Light            6.875%   12/01/05        69,348
    415,000  Midwest Generation LLC           8.560%   01/02/16       415,108
    210,000  Oncor Electric Delivery
                (144A){::}                    6.375%   05/01/12       215,765
    315,000  Oncor Electric Delivery
                (144A){::}                    7.000%   05/01/32       317,332
    290,000  Powergen US Funding LLC          4.500%   10/15/04       291,872
    155,000  Progress Energy, Inc.            7.100%   03/01/11       163,744
    215,000  Progress Energy, Inc.            7.750%   03/01/31       230,601
    140,000  PSEG Power                       7.750%   04/15/11       147,955
    264,000  PSEG Power (144A){::}            6.950%   06/01/12       265,384
                                                                 ------------
                                                                    3,676,150
                                                                 ------------

             ENTERTAINMENT AND LEISURE -- 0.4%
     50,000  Bally Total Fitness Holdings,
                Series D                      9.875%   10/15/07        49,625
    167,401  Fox Family Worldwide, Inc.      10.250%   11/01/07       178,491
    250,000  Park Place Entertainment         7.875%   12/15/05       250,625
    145,000  Walt Disney Co.                  5.375%   06/01/07       146,041
                                                                 ------------
                                                                      624,782
                                                                 ------------

             FINANCIAL SERVICES -- 9.6%
    130,000  Ahold Finance USA, Inc.          6.875%   05/01/29       122,352
    650,000  AXA Financial, Inc.              7.750%   08/01/10       726,785
    650,000  Boeing Capital Corp.             7.375%   09/27/10       715,854
    145,000  CIT Group, Inc.                  7.375%   04/02/07       145,015
    290,000  CIT Group, Inc.                  7.625%   08/16/05       285,672
    550,000  Citigroup, Inc.                  6.500%   01/18/11       571,908
    285,000  Citigroup, Inc.                  6.750%   12/01/05       306,378
    220,000  Countrywide Capital III          8.050%   06/15/27       236,948
    215,000  Countrywide Home Loans, Inc.     5.250%   06/15/04       221,011
    760,000  Countrywide Home Loans, Inc.     5.500%   08/01/06       776,860
    125,000  Countrywide Home Loans, Inc.     6.250%   04/15/09       127,925
    335,000  Ford Motor Credit Co.            6.875%   02/01/06       342,727
  1,075,000  Ford Motor Credit Co.            7.250%   10/25/11     1,080,156
    120,000  General Motors Acceptance
                Corp.                         6.875%   09/15/11       119,138
    510,000  General Motors Acceptance
                Corp.                         7.250%   03/02/11       520,704
    685,000  General Motors Acceptance
                Corp.                         8.000%   11/01/31       700,584
    315,000  Goldman Sachs Group, Inc.        6.600%   01/15/12       320,861
    315,000  Household Finance Corp.          6.375%   10/15/11       301,335
    750,000  Household Finance Corp.          6.400%   06/17/08       752,396
    140,000  Household Finance Corp.          7.625%   05/17/32       137,978
    620,000  International Lease Finance
                Corp.                         5.625%   06/01/07       628,568
    400,000  John Deere Capital Corp.         5.125%   10/19/06       401,031
    245,000  KN Capital Trust III             7.630%   04/15/28       238,505
    600,000  Lehman Brothers Holdings, Inc.   7.750%   01/15/05       645,004
    165,000  Marsh & McLennan Companies,
                Inc. (144A){::}               5.375%   03/15/07       169,287
    385,000  MBNA Corp.                       7.500%   03/15/12       409,976

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)           JUNE 30, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
   $360,000  Monumental Global Funding Ltd.
                (144A){::}                    5.200%   01/30/07      $365,986
    300,000  Morgan Stanley Dean Witter &
                Co.                           6.600%   04/01/12       305,726
    375,000  Morgan Stanley Dean Witter &
                Co.                           6.750%   04/15/11       385,758
    240,000  Natexis Ambs Co. LLC
                (144A){::}                    8.440%   12/29/49       266,437
    660,000  National City Bank, Ser. BKNT    6.200%   12/15/11       672,126
    500,000  Textron Financial Corp.          5.950%   03/15/04       515,600
    300,000  Utiltity Contract Funding        7.944%   10/01/16       299,835
    540,000  Washington Mutual Finance        6.250%   05/15/06       560,515
    315,000  Washington Mutual Inc.           7.500%   08/15/06       340,724
                                                                 ------------
                                                                   14,717,665
                                                                 ------------

             FOREST PRODUCTS AND PAPER -- 0.7%
    145,000  Domtar, Inc.                     7.875%   10/15/11       157,344
    445,000  International Paper Co.          6.750%   09/01/11       463,440
    120,000  Sappi Pappier Holding AG
                (144A){::}                    6.750%   06/15/12       121,510
     60,000  Temple-Inland, Inc.              7.875%   05/01/12        63,293
    225,000  Weyerhauser Co. (144A){::}       6.750%   03/15/12       232,991
                                                                 ------------
                                                                    1,038,578
                                                                 ------------

             HEALTHCARE PROVIDERS -- 1.0%
     50,000  HCA, Inc.                        7.000%   07/01/07        52,477
     60,000  HCA, Inc.                        7.125%   06/01/06        62,932
     80,000  HCA, Inc.                        7.875%   02/01/11        86,159
    170,000  Healthsouth Corp. (144A){::}     7.625%   06/01/12       168,405
    770,000  Humana, Inc.                     7.250%   08/01/06       804,026
    260,000  Tenet Healthcare Corp.           5.000%   07/01/07       257,823
    160,000  Wellpoint Health Network, Inc.   6.375%   06/15/06       168,456
                                                                 ------------
                                                                    1,600,278
                                                                 ------------

             HEAVY CONSTRUCTION -- 0.2%
    240,000  CRH America, Inc.                6.950%   03/15/12       252,412
                                                                 ------------

             HEAVY MACHINERY -- 0.1%
    130,000  Williams Companies, Inc.         7.125%   09/01/11       105,274
                                                                 ------------

             INDUSTRIAL - DIVERSIFIED -- 0.1%
    160,000  Bombardier, Inc. (144A){::}      6.750%   05/01/12       166,326
                                                                 ------------

             INSURANCE -- 1.0%
    145,000  Ace Capital Trust II             9.700%   04/01/30       174,533
    630,000  Ace Ltd.                         6.000%   04/01/07       651,147
    395,000  Anthem Insurance (144A){::}      9.000%   04/01/27       445,587
     50,000  Anthem Insurance (144A){::}      9.125%   04/01/10        56,506
    150,000  MetLife, Inc.                    5.250%   12/01/06       153,426
                                                                 ------------
                                                                    1,481,199
                                                                 ------------
             LODGING -- 0.4%
    150,000  Felcor Lodging LP                9.500%   09/15/08       152,250
     70,000  Harrahs Operating Co., Inc.      7.500%   01/15/09        73,886
     65,000  Harrahs Operating Co., Inc.      7.125%   06/01/07        68,348
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
   $250,000  Harrahs Operating Co., Inc.      7.875%   12/15/05      $256,875
                                                                 ------------
                                                                      551,359
                                                                 ------------

             MEDIA - BROADCASTING AND PUBLISHING -- 2.2%
    155,000  AOL Time Warner, Inc.            6.150%   05/01/07       148,064
    270,000  AOL Time Warner, Inc.            7.625%   04/15/31       236,414
     50,000  Century Communications (zero
                coupon)#                     11.530%   03/15/03        15,000
    200,000  Charter Communications
                Holdings LLC (144A){::}      10.000%   05/15/11       135,000
    155,000  Clear Channel Communication,
                Inc.                          6.000%   11/01/06       152,328
    800,000  Clear Channel Communication,
                Inc.                          7.875%   06/15/05       841,704
    350,000  Comcast Cable Communications,
                Inc.                          6.750%   01/30/11       312,615
    195,000  Comcast Cable Communications,
                Inc.                          7.125%   06/15/13       175,737
    120,000  E.W. Scripps Co.                 5.750%   07/15/12       119,388
    875,000  News America, Inc.               6.625%   01/09/08       882,054
    130,000  Scholastic Corp.                 5.750%   01/15/07       131,234
    145,000  Thomson Corp.                    5.750%   02/01/08       145,933
     55,000  Time Warner Entertainment        7.250%   09/01/08        55,252
     55,000  Time Warner Entertainment        8.375%   07/15/33        54,726
                                                                 ------------
                                                                    3,405,449
                                                                 ------------

             MEDICAL SUPPLIES -- 0.1%
    165,000  Apogent Technologies, Inc.       8.000%   04/01/11       182,329
                                                                 ------------

             METALS AND MINING -- 0.1%
    165,000  Inco Ltd.                        7.750%   05/15/12       170,368
                                                                 ------------

             OIL AND GAS -- 2.1%
    500,000  Amerada Hess Corp.               7.875%   10/01/29       546,335
    270,000  BP Capital Markets plc           4.000%   04/29/05       272,688
    345,000  Devon Financing Corp. ULC        7.875%   09/30/31       367,901
    260,000  El Paso Corp.                    7.000%   05/15/11       248,827
    100,000  Husky Energy, Inc.               6.250%   06/15/12        99,230
    115,000  Kinder Morgan Energy Partners
                LP                            7.400%   03/15/31       117,474
    105,000  Kinder Morgan Energy Partners
                LP                            7.750%   03/15/32       110,685
     90,000  Nabors Industries, Inc.          6.800%   04/15/04        94,372
     45,000  Penzoil Corp.                   10.250%   11/01/05        51,834
    105,000  Phillips Petroleum Co.           6.375%   03/30/09       111,237
    210,000  Phillips Petroleum Co.           8.750%   05/25/10       249,359
    475,000  Schlumberger Tech Corp.
                (144A){::}                    6.500%   04/15/12       498,055
    320,000  Transocean Sedco Forex           9.500%   12/15/08       382,206
     45,000  Western Oil Sands, Inc.
                (144A){::}                    8.375%   05/01/12        45,113
                                                                 ------------
                                                                    3,195,316
                                                                 ------------

             REAL ESTATE -- 1.4%
    225,000  EOP Operating LP                 7.750%   11/15/07       246,477
    875,000  EOP Operating LP                 8.100%   08/01/10       980,384
    225,000  EOP Opertaing LP                 7.000%   07/15/11       236,371
    350,000  HMH Properties                   7.875%   08/01/05       341,250

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)           JUNE 30, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
    $50,000  Rouse Co.                        8.500%   01/15/03       $51,112
    220,000  Societe Generale Real Estate
                LLC (144A){::}                7.640%   12/29/49       235,840
                                                                 ------------
                                                                    2,091,434
                                                                 ------------

             RETAILERS -- 0.9%
     95,000  Federated Department Stores,
                Inc.                          6.625%   04/01/11        97,168
    115,000  Kroger Co.                       7.500%   04/01/31       119,719
    530,000  Sears Roebuck Acceptance Corp.   6.750%   08/15/11       543,428
    575,000  Wal-Mart Stores, Inc.            7.550%   02/15/30       660,945
                                                                 ------------
                                                                    1,421,260
                                                                 ------------

             TELEPHONE SYSTEMS -- 1.5%
    205,000  ALLTEL Corp.                     7.875%   07/01/32       200,475
    150,000  AT&T Corp.                       6.000%   03/15/09       118,500
    190,000  AT&T Corp. (144A){::}            8.000%   11/15/31       149,150
    105,000  AT&T Wireless Services, Inc.     7.875%   03/01/11        84,812
    100,000  AT&T Wireless Services, Inc.     8.125%   05/01/12        81,544
    305,000  AT&T Wireless Services, Inc.     8.750%   03/01/31       235,549
    150,000  British Telecom plc              8.875%   12/15/30       163,375
    170,000  Deutsche Telekom International
                Financial                     8.250%   06/15/30       158,033
     85,000  Sprint Capital Corp.
                (144A){::}                    8.750%   03/15/32        63,926
    650,000  Verizon Maryland, Inc.           6.125%   03/01/12       618,120
     85,000  Verizon New York, Inc.
                (144A){::}                    7.375%   04/01/32        80,177
    405,000  Verizon Wireless, Inc.
                (144A){::}                    5.375%   12/15/06       377,844
                                                                 ------------
                                                                    2,331,505
                                                                 ------------

             TRANSPORTATION -- 0.3%
    105,000  Canadian National Railways       6.375%   10/15/11       109,008
    225,000  Norfolk Southern Corp.           7.250%   02/15/31       233,131
     55,000  Union Pacific Corp.              6.125%   01/15/12        56,011
     95,000  Union Pacific Corp.              7.600%   05/01/05       103,291
                                                                 ------------
                                                                      501,441
                                                                 ------------
             Total Corporate Obligations
                (Cost $48,397,313)                                 48,797,648
                                                                 ------------

             ASSET-BACKED SECURITIES -- 16.1%
    292,110  Aames Mortgage Trust,
                Ser. 1999-1, Class AF         7.290%   07/15/29       310,446
    202,790  Advanta Mortgage Loan Trust,
                Ser. 1997-1, Class B1F        8.150%   05/25/27       209,632
    500,000  American Express Credit Card
                Master Trust, Ser. 2002-3,
                Class A (FRN)                 1.950%   12/15/09       500,078
    385,000  Americredit Automobile
                Receivables Trust,
                Ser. 2002-A, Class A4         4.610%   01/12/09       391,029
  1,630,000  Amresco Commercial Mortgage
                Funding I, Ser. 1997-C1,
                Class A3                      7.190%   06/17/29     1,775,808
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
   $434,814  Amresco Mortgage Loan Trust,
                Ser. 1997-1, Class B1F        7.915%   03/25/27      $441,803
  1,110,000  Asset Securitization Corp.,
                Ser. 1997-D5, Class A1C       6.750%   02/14/43     1,181,464
    365,000  Bank One Issuance Trust,
                Ser. 2002-A1, Class A1        1.950%   01/15/10       365,057
    440,000  Chase Credit Card Master
                Trust, Ser. 1993-3,
                Class B                       3.850%   01/15/08       440,974
  1,250,000  Chase Credit Card Master
                Trust, Ser. 1999-3,
                Class A                       6.660%   01/15/07     1,336,493
    800,000  Cityscape Home Equity Loan
                Trust, Ser. 1996-3,
                Class A8                      7.650%   09/25/25       835,766
    760,000  Contimortage Home Equity Loan
                Trust, Ser. 1999-3,
                Class A4                      7.120%   01/25/25       781,069
    150,446  Delta Funding Home Equity Loan
                Trust, Ser. 1999-3,
                Class A1F                     7.462%   09/15/29       161,082
    375,000  Discover Card Master Trust I,
                Ser. 2002-3, Class A (FRN)    1.950%   11/17/09       375,000
    650,000  DLJ Commercial Mortgage Corp.,
                Ser. 1998-CG1, Class A1B      6.410%   05/10/08       692,540
    500,000  DVI Receivables Corp.,
                Ser. 2000-1, Class A4         7.780%   06/14/08       533,079
    454,607  EQCC Home Equity Loan Trust,
                Ser. 1993-3, Class A7F        7.448%   08/25/30       485,138
    726,488  Falcon Franchise Loan LLC,
                Ser. 2000-1, Class A1         7.382%   10/05/10       770,508
  1,800,000  First Union Lehman Brothers
                Bank of America,
                Ser. 1998-C2, Class A2        6.560%   11/18/08     1,928,014
    435,000  First USA Credit Card Master
                Trust, Ser. 1997-4,
                Class A                       5.618%   02/17/10       437,088
    360,000  Fleet Credit Card Master Trust
                II, Ser. 2002-A, Class A
                (FRN)                         1.933%   10/15/07       360,099
  2,000,000  GMAC Commercial Mortgage
                Securities, Inc.,
                Ser. 1998-C2, Class A2        6.420%   08/15/08     2,128,914
    420,000  MBNA Credit Card Master Trust,
                Ser. 1999-L, Class A (FRN)    2.090%   03/16/09       422,810
  1,100,000  MBNA Credit Card Master Trust,
                Ser. 2000-A, Class A          7.350%   07/16/07     1,202,326

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)           JUNE 30, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
   $444,260  New Century Home Equity Loan
                Trust, Ser. 1999-NCB,
                Class A7                      7.540%   06/25/29      $463,231
  1,900,000  Nomura Asset Securities Corp.,
                Ser. 1998-D, Class A          6.590%   03/17/28     2,042,291
    814,082  Northwest Airlines plc,
                Ser. 2000-1                   8.072%   10/01/19       876,032
    255,000  Residential Asset Mortgage
                Products, Inc.,
                Ser. 2001-RS1, Class AI3      6.340%   06/25/26       261,338
  1,000,000  Residential Asset
                Securitization Trust,
                Ser. 2001-A1, Class 1A3       6.610%   02/25/27     1,046,748
    276,453  Soundview Home Equity Loan
                Trust, Ser. 2001-1,
                Class A                       6.265%   04/15/31       288,677
    328,220  UCFC Home Equity Loan,
                Ser. 1997-A1, Class A6        7.435%   11/25/24       339,290
    680,000  UCFC Home Equity Loan,
                Ser. 1997-C, Class A          6.280%   02/15/27       708,495
    537,033  UCFC Home Equity Loan,
                Ser. 1997-C, Class A7         6.845%   01/15/29       564,573
                                                                 ------------
             Total Asset-Backed Securities
                (Cost $23,732,426)                                 24,656,892
                                                                 ------------
             FOREIGN OBLIGATIONS -- 1.7%
    130,000  Abbey National Capital Trust I
                (FRN)                         8.963%   12/29/49       150,085
    850,000  Malaysia Sovereign Bond          7.500%   07/15/11       903,186
    135,000  Quebec Province                  5.750%   02/15/09       140,713
    135,000  Quebec Province                  7.500%   09/15/29       154,579
    570,000  Republic of South Africa         7.375%   04/25/12       563,588
    180,000  Royal Bank of Scotland           7.648%   08/31/49       188,171
    525,000  Skandinaviska Enskilda Banken    6.500%   12/29/49       537,485
                                                                 ------------
             Total Foreign Obligations
                (Cost $2,582,757)                                   2,637,807
                                                                 ------------

  NUMBER
 OF SHARES

             PREFERRED STOCKS -- 0.4%
        550  Centaur Funding Corp.
                (Cost $572,786)                            559,110
                                                       -----------

 PRINCIPAL                                   INTEREST   MATURITY
  AMOUNT                                       RATE       DATE              VALUE +

             SHORT-TERM INVESTMENTS -- 12.5%

             REPURCHASE AGREEMENTS -- 12.5%
 $6,655,387  Investors Bank & Trust Co. Repurchase Agreement --
                issued 6/28/02 (proceeds at maturity $6,655,958)
                (Collateralized by $6,738,040 GNMA ARM, 6.75%,
                due 09/20/2024, with a market value of
             $6,988,156)                      1.030%     07/01/02          $6,655,387
  5,300,000  Morgan Stanley Repurchase Agreement -- issued
                06/25/02 (proceeds at maturity $5,301,865)
                (Collateralized by $5,549,000 FNMA ARM, 5.612%,
                due 11/01/31, with a market value of
             $5,300,000)                      1.810%     07/02/02           5,300,000
  7,200,000  Morgan Stanley Repurchase Agreement -- issued
                06/25/02 (proceeds at maturity $5,301,865)
                (Collateralized by $7,050,000 GNMA, 7.0%, due
                06/15/32, with a market value of
             $7,350,330)                      1.850%     07/03/02           7,200,000
                                                                   ------------------
             Total Repurchase Agreements
                (Cost $19,155,387)                                         19,155,387
                                                                   ------------------

             US TREASURY SECURITIES -- 0.0%#
     35,000  US Treasury Bill+                0.991%     07/05/02              34,993
     50,000  US Treasury Bill+                1.425%     07/18/02              49,961
                                                                   ------------------
             Total US Treasury Securities
                (Cost $85,586)                                                 84,954
                                                                   ------------------
             Total Short-Term Investments
                (Cost $19,240,973)                                         19,240,341
                                                                   ------------------
             Total Investments -- 114.4%
                (Cost $171,921,482)                                       175,475,183
             Liabilities in Excess of Other
                Assets -- (14.4%)                                         (22,042,766)
                                                                   ------------------
             NET ASSETS -- 100.0%                                        $153,432,417
                                                                   ==================

             SHORT PORTFOLIO -- (2.2%)

             US GOVERNMENT -- (2.2%)
  3,350,000  FNMA (TBA)
                (Proceeds $3,390,566)         6.500%     08/01/32         $(3,400,250)
                                                                   ------------------

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)           JUNE 30, 2002

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):
Capital Equipment                                           2.5%
Consumer Goods                                              2.8
Energy                                                      4.5
Finance                                                    30.3
Materials                                                   1.5
Services                                                    7.7
US Government Obligations                                  46.4
US Treasury Obligations                                     5.6
Other                                                      13.1
Other Assets (Liabilities)                                (14.4)
                                                          -----
Total                                                     100.0%
                                                          =====

ARM  Adjustable Rate Mortgage
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
 IO  Interest-Only Security
 PO  Principal-Only Security
TBA  To be announced
  + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2002, the aggregate market value of these securities was $6,866,348 or 4.48% of net assets.
  #  Interest rate represents the yield to maturity at the time of purchase.
(a)  Principal amount represents amortized cost.

         See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)     JUNE 30, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +

             ASSET-BACKED SECURITIES -- 74.2%

             COLLATERALIZED ABS AIRCRAFT LEASES -- 1.3%
 $2,000,000  Lease Investment Flight Trust,
                Ser. 1, Class A1 (FRN)        2.230%   07/15/31     $1,999,200
                                                                  ------------
             COLLATERALIZED ABS AUTO LOAN -- 15.4%
  1,348,008  Associates Automobile
                Receivables Trust, Ser.
                2000-1, Class A3              7.300%   01/15/04      1,375,953
  1,482,516  Associates Automobile
                Receivables Trust, Ser.
                2000-2, Class A3              6.820%   02/15/05      1,507,689
  1,500,000  BMW Vehicle Owner Trust, Ser.
                2002-A, Class A2              2.830%   12/27/04      1,508,576
  1,000,000  Chase Manhattan Auto Owner
                Trust, Ser. 2002-A,
                Class A2                      2.630%   10/15/14      1,003,543
  1,861,434  Daimler Chrysler Auto Trust,
                Ser. 2000-D, Class A3         6.660%   01/08/05      1,911,017
  1,622,032  Daimler Chrysler Auto Trust,
                Ser. 2001-C, Class A2         3.710%   07/06/04      1,634,314
  1,384,220  Dealer Auto Receivables Trust,
                Ser. 2001-1, Class A3         7.070%   05/17/04      1,404,770
  1,566,466  Felco Funding II LLC, Ser.
                2000-1, Class A3              7.585%   06/15/04      1,597,403
    991,429  Harley-Davidson Motorcycle
                Trust, Ser. 2001-2,
                Class A1                      3.770%   04/17/06      1,001,836
  2,500,000  Honda Auto Receivables Owner
                Trust, Ser. 2002-1,
                Class A2                      2.550%   04/15/04      2,507,883
    455,057  Household Automotive Trust,
                Ser. 2001-1, Class A2         5.020%   03/17/04        456,864
  1,500,000  Mitsubishi Motor Credit
                Automobile Trust, Ser.
                2002-1, Class A2              3.030%   01/17/05      1,508,688
  1,500,000  Navistar Financial Corp. Owner
                Trust, Ser. 2001-B,
                Class A3 (FRN)                2.570%   07/15/06      1,500,606
     51,400  Nissan Auto Receivables Owner
                Trust, Ser. 2001-A,
                Class A2                      5.340%   08/15/03         51,516
  2,500,000  Nissan Auto Receivables Owner
                Trust, Ser. 2002-A,
                Class A2                      2.670%   07/15/04      2,509,795
    829,955  Premier Auto Trust, Ser.
                1999-3, Class A4              6.430%   03/08/04        845,302
  1,068,119  SSB RV Trust, Ser. 2001-1,
                Class A2                      2.890%   12/15/08      1,073,759
                                                                  ------------
                                                                    23,399,514
                                                                  ------------

             COLLATERALIZED ABS CREDIT CARD -- 2.6%
  1,990,000  Capital One Master Trust, Ser.
                2001-4, Class A (FRN)         1.920%   04/16/07      1,992,336
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +
 $1,333,333  Sears Credit Account Master
                Trust, Ser. 1999-2,
                Class A                       6.350%   02/16/07     $1,352,192
    500,000  Target Credit Card Master
                Trust, Ser. 2002-1,
                Class A (FRN)                 1.985%   06/27/11        500,000
                                                                  ------------
                                                                     3,844,528
                                                                  ------------

             COLLATERALIZED ABS EQUIPMENT -- 3.2%
  1,874,075  CIT Equipment Collateral, Ser.
                2000-A, Class A2              3.730%   03/22/04      1,884,852
  2,000,000  CNH Equipment Trust, Ser.
                2001-B, Class A3 (FRN)        2.150%   03/15/06      2,000,852
  1,000,000  CNH Equipment Trust, Ser.
                2002-A, Class A4 (FRN)        2.140%   08/15/08      1,007,745
                                                                  ------------
                                                                     4,893,449
                                                                  ------------

             COLLATERALIZED ABS HOME EQUITY LOAN -- 26.4%
  1,595,739  Aames Mortgage Trust, Ser.
                2001-4, Class A1              3.360%   12/25/21      1,602,175
  2,330,512  ABSC Long Beach Home Equity
                Loan Trust, Ser. 2000-LB1,
                Class AV (FRN)                2.100%   08/21/30      2,331,997
  1,072,748  Ace Securities Corp., Ser.
                2001-AQ1, Class A1(FRN)       2.190%   04/25/31      1,072,751
    798,265  Ameriquest Mortgage
                Securities, Inc., Ser.
                2000-2, Class A (FRN)         2.196%   07/15/30        798,624
    915,092  Amortizing Residential
                Collateral Trust, Ser.
                2000-BC1, Class A1 (FRN)      2.160%   04/25/29        915,920
  1,907,037  Amortizing Residential
                Collateral Trust, Ser.
                2002-BC1, Class A (FRN)       2.180%   01/01/32      1,908,925
  1,997,956  Asset Backed Securities Corp.
                Home Equity Loan Trust,
                Ser. 2002-HE2, Class A1
                (FRN)                         2.140%   05/30/32      1,999,287
  1,968,908  CDC Mortgage Capital Trust,
                Ser. 2002-HE1, Class A
                (FRN)                         2.153%   01/25/33      1,969,855
  1,460,117  Centex Home Equity, Ser.
                2002-B, Class AV (FRN)        2.100%   04/25/32      1,459,758
  2,000,000  Chase Funding Loan Acquisition
                Trust, Ser. 2001-C2,
                Class IA2                     5.673%   05/25/22      2,049,442
  1,053,940  Conseco Finance, Ser. 2000-C,
                Class A (FRN)                 2.210%   12/15/29      1,056,817
    672,955  Countrywide Home Equity Trust,
                Ser. 1998-A, Class A (FRN)    2.086%   03/15/24        670,472
  1,558,663  Crusade Global Trust, Ser.
                2001-2, Class A (FRN)         2.085%   06/20/32      1,559,774

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)     JUNE 30, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +
   $737,462  CS First Boston Mortgage
                Securities Corp., Ser.
                2001-HS27, Class A (FRN)      2.580%   08/25/31       $730,088
  2,308,537  EQCC Trust, Ser. 2002-1,
                Class 2A (FRN)                2.140%   11/25/31      2,308,537
  1,801,072  Household Home Equity Loan
                Trust, Ser. 2002-1,
                Class A (FRN)                 2.210%   12/22/31      1,805,442
    455,231  IMPAC CMB Trust, Ser. 2001-3,
                Class A1 (FRN)                2.210%   10/25/31        456,170
  1,398,205  Long Beach Mortgage Loan
                Trust, Ser. 2002-1,
                Class 2A2                     3.500%   03/25/22      1,400,442
  2,425,464  Option One Mortgage Loan
                Trust, Ser. 2000-2,
                Class 1A (FRN)                2.140%   02/25/32      2,426,589
  1,004,927  Provident Bank Home Equity
                Loan Trust, Ser. 1996-2,
                Class A2 (FRN)                2.170%   01/25/28      1,001,967
  2,500,000  Residential Asset Securities
                Corp., Ser. 1999-KS2,
                Class AI5                     6.985%   12/25/25      2,564,690
  1,300,044  Residential Asset Securities
                Corp., Ser. 2002-KS1,
                Class AI1 (FRN)               2.030%   02/25/20      1,300,045
     95,973  Residential Funding Mortgage
                Securities, Ser. 1998-HS1,
                Class A (FRN)                 2.113%   06/22/23         95,715
  2,970,057  Salomon Brothers Mortgage
                Securities VII, Ser.
                2002-CIT, Class A (FRN)       2.140%   03/25/32      2,970,767
  1,834,611  Structured Asset Securities
                Corp., Ser. 2002-1A,
                Class 2A1 (FRN)               3.758%   02/25/32      1,820,906
  1,788,380  Westpac Securitization Trust,
                Ser. 2002-1G, Class A (FRN)   2.060%   06/05/33      1,784,678
                                                                  ------------
                                                                    40,061,833
                                                                  ------------

             COLLATERALIZED MBS CMO PAC -- 0.2%
    317,110  FHLMC, Ser. 1620, Class PG       6.000%   08/15/18        317,667
                                                                  ------------

             COLLATERALIZED MBS CMO SEQUENTIAL -- 0.6%
    871,366  Washington Mutual Bank, Ser.
                2002-AR4, Class A2A           3.000%   04/25/32        878,935
                                                                  ------------

             GOVERNMENT GUARANTEED AGENCY BONDS & NOTES -- 24.5%
  6,200,000  FHLB, Ser. 202                   4.500%   04/25/03      6,317,434
 30,800,000  FHLB, Ser. TH03                  2.250%   06/17/03     30,808,162
                                                                  ------------
                                                                    37,125,596
                                                                  ------------
             Total Asset-Backed Securities
                (Cost $112,449,785)                                112,520,722
                                                                  ------------
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +

             SHORT-TERM INVESTMENTS -- 33.9%

             US TREASURY SECURITIES -- 24.4%#
   $300,000  US Treasury Bill+                1.629%   08/29/02       $299,199
 25,000,000  US Treasury Bill                 1.704%   11/29/02     24,823,825
 12,000,000  US Treasury Bill                 2.140%   11/29/01     11,915,436
                                                                  ------------
             Total US Treasury Securities
                (Cost $37,032,742)                                  37,038,460
                                                                  ------------

             TIME DEPOSITS -- 9.5%
  5,000,000  Canadian Imperial Bank           1.700%   07/18/02      4,999,709
  9,473,000  Investors Bank & Trust
                Depository Reciept            1.500%   07/01/02      9,473,000
                                                                  ------------
             Total Time Deposits
                (Cost $14,472,709)                                  14,472,709
                                                                  ------------
             Total Short-Term Investments
                (Cost $51,505,451)                                  51,511,169
                                                                  ------------
             Total Investments -- 108.1%
                (Cost $163,955,236)                                164,031,891
             Liabilities in Excess of Other
                Assets -- (8.1%)                                   (12,320,491)
                                                                  ------------
             NET ASSETS -- 100.0%                                 $151,711,400
                                                                  ============

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):
Capital Equipment                                           4.5%
Consumer Goods                                             18.0
Finance                                                    36.5
US Government Obligations                                  24.7
US Treasury Obligations                                    24.4
Other Assets (Liabilities)                                 (8.1)
                                                          -----
Total                                                     100.0%
                                                          =====

FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation
FRN  Floating Rate Note
  + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.
  #  Interest rate represents the yield to maturity at the time of purchase.

         See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                JUNE 30, 2002

                                         TIFF          TIFF           TIFF
                                     MULTI-ASSET   INTERNATIONAL   US EQUITY
                                         FUND       EQUITY FUND       FUND
ASSETS
Investments in securities, at value
  (a)                                $234,655,660  $145,803,658   $191,401,942
Foreign currency (b)                          --        314,458             --
Receivables for:
  Securities sold short                       --             --         35,459
  Securities sold                      7,612,081        560,048        912,918
  Dividends and tax reclaims             230,657        367,272        217,832
  Interest                               622,595            367            205
  Variation margin on financial
    futures contracts                    555,033        648,590             --
  Deposit with broker for short
    sales                                     --             --      1,066,457
  Net unrealized appreciation on
    forward currency contracts           127,381        183,225             --
                                     -----------------------------------------
Total Assets                         243,803,407    147,877,618    193,634,813
                                     -----------------------------------------

LIABILITIES
Payable for:
  Capital stock repurchased                   --         67,506        323,043
  Securities purchased                18,050,708        939,673      1,478,646
  Market value of securities sold
    short (c)                                 --             --      1,107,093
  Securities sold short                       --             --          4,759
  Variation margin on financial
    futures contracts                         --             --         16,625
Due to custodian                          19,485             --             --
Accrued expenses and other
  liabilities                            102,072        126,222         98,688
                                     -----------------------------------------
Total Liabilities                     18,172,265      1,133,401      3,028,854
                                     -----------------------------------------

NET ASSETS                           $225,631,142  $146,744,217   $190,605,959
                                     =========================================

SHARES OUTSTANDING (D)                19,753,793     15,498,516     17,644,587
                                     =========================================

NET ASSET VALUE PER SHARE            $     11.42   $       9.47   $      10.80
                                     =========================================

COMPONENTS OF NET ASSETS:
  Capital stock                      $225,856,011  $166,629,795   $217,826,235
  Undistributed (distribution in
    excess of) net investment
    income                              (200,089)         1,215        (37,268)
  Accumulated net realized loss on
    investments                      (16,368,126)   (22,383,370)    (9,218,750)
  Net unrealized appreciation
    (depreciation) on investments,
    short sales, financial
    futures contracts, forward
    currency contracts, and
    translation of assets and
    liabilities denominated in
    foreign currencies                16,343,346      2,496,577    (17,964,258)
                                     -----------------------------------------
                                     $225,631,142  $146,744,217   $190,605,959
                                     =========================================
------------------------------------------------------------------------------
(a) Cost of investments:             $218,160,925  $143,554,103   $208,935,882
(b) Cost of foreign currency:                 --   $    305,226             --
(c) Proceeds:                                 --             --   $  1,373,938

(d)  Authorized 500,000,000 shares, par value $0.001 for each fund.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                JUNE 30, 2002

                                              TIFF          TIFF
                                              BOND       SHORT-TERM
                                              FUND          FUND
ASSETS
Investments in securities, at value (a)   $175,475,183  $164,031,891
Cash                                           300,000           443
Receivables for:
  Securities sold short                      3,398,430            --
  Capital stock sold                                --       164,007
  Securities sold                           12,444,967            --
  Interest                                   1,591,324       261,037
  Variation margin on financial futures
    contracts                                   15,870            --
                                          --------------------------
Total Assets                               193,225,774   164,457,378
                                          --------------------------

LIABILITIES
Payable for:
  Securities purchased                      36,182,506    12,415,943
  Market value of securities sold short
    (b)                                      3,400,250            --
  Variation margin on financial futures
    contracts                                       --         1,946
  Dividends payable from net investment
    income                                     161,756       273,647
Accrued expenses and other liabilities          48,845        54,442
                                          --------------------------
Total Liabilities                           39,793,357    12,745,978
                                          --------------------------

NET ASSETS                                $153,432,417  $151,711,400
                                          ==========================

SHARES OUTSTANDING (C)                      15,047,641    15,182,789
                                          ==========================

NET ASSET VALUE PER SHARE                 $      10.20  $       9.99
                                          ==========================

COMPONENTS OF NET ASSETS:
  Capital stock                           $151,034,866  $151,760,441
  Undistributed (distribution in excess
    of) net investment income                  209,096        (2,605)
  Accumulated net realized loss on
    investments                             (1,161,832)     (107,191)
  Net unrealized appreciation on
    investments                              3,350,287        60,755
                                          --------------------------
                                          $153,432,417  $151,711,400
                                          ==========================
--------------------------------------------------------------------
(a) Cost of investments:                  $171,921,482  $163,955,236
(b) Proceeds:                             $  3,390,566            --

(c)  Authorized 500,000,000 shares, par value $0.001 for each fund.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF OPERATIONS (UNAUDITED)   FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                        TIFF          TIFF           TIFF
                                     MULTI-ASSET  INTERNATIONAL   US EQUITY
                                        FUND       EQUITY FUND       FUND
INVESTMENT INCOME
Interest                             $1,649,731    $    79,667   $     69,659
Dividends (a)                           892,253      1,686,691      1,053,577
                                     ----------------------------------------
Total Investment Income               2,541,984      1,766,358      1,123,236
                                     ----------------------------------------
OPERATING EXPENSES
Investment advisory fees                213,401        107,787        158,330
Money manager fees                      256,802        540,118        819,419
Custodian and accounting fees           175,848        180,542        140,085
Administration fees                      78,137         40,983         60,113
Shareholder recordkeeping fees           12,382         12,334         18,088
Professional fees                        45,493         35,871         34,200
Insurance expense                         5,571          3,980          6,003
Registration and filing fees              8,118          8,983          7,562
Miscellaneous fees and expenses          11,531          6,341          7,981
                                     ----------------------------------------
  Net Operating Expenses                807,283        936,939      1,251,781
                                     ----------------------------------------
Net Investment Income (Loss)          1,734,701        829,419       (128,545)
                                     ----------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments (b)                    (1,580,057)      (371,481)     1,472,115
  Short sales                                --             --         16,154
  Financial futures contracts        (2,309,010)      (867,741)      (913,543)
  Forward currency contracts and
    foreign currency-related
    transactions                        164,441        148,352            663
                                     ----------------------------------------
Net realized gain (loss)             (3,724,626)    (1,090,870)       575,389
                                     ----------------------------------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) ON:
  Investments                        (1,813,199)     5,603,992    (22,704,773)
  Short sales                                --             --        223,899
  Financial futures contracts          (242,681)       141,026       (796,638)
  Forward currency contract and
    other assets and liabilities
    and foreign currency-related
    transactions                        100,652        262,339             --
                                     ----------------------------------------
Net change in unrealized
  appreciation (depreciation)        (1,955,228)     6,007,357    (23,277,512)
                                     ----------------------------------------
Net realized and unrealized gain
  (loss)                             (5,679,854)     4,916,487    (22,702,123)
                                     ----------------------------------------
Net increase (decrease) in net
  assets resulting from operations   $(3,945,153)  $ 5,745,906   $(22,830,668)
                                     ========================================
-----------------------------------------------------------------------------
(a) Net of foreign withholding
  taxes of:                          $   73,887    $   223,403   $      7,549
(b) Net of foreign withholding
  taxes on capital gains of:         $    3,224    $    26,035             --

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF OPERATIONS (UNAUDITED)   FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                             TIFF        TIFF
                                             BOND     SHORT-TERM
                                             FUND        FUND
INVESTMENT INCOME
Interest                                  $4,727,383  $1,805,101
Dividends                                     24,977          --
                                          ----------------------
Total Investment Income                    4,752,360   1,805,101
                                          ----------------------
OPERATING EXPENSES
Investment advisory fees                      81,463      18,869
Money manager fees                           193,356     119,073
Custodian and accounting fees                107,051      27,266
Administration fees                           46,395      35,758
Shareholder recordkeeping fees                14,657      15,178
Professional fees                             29,004      22,173
Insurance expense                              5,212       2,397
Registration and filing fees                   7,980       8,691
Miscellaneous fees and expenses                5,503       2,646
                                          ----------------------
  Total Operating Expenses before Fee
    Waivers                                  490,621     252,051
                                          ----------------------
  Fee waivers/reimbursements                      --     (31,679)
                                          ----------------------
  Net Operating Expenses                     490,621     220,372
                                          ----------------------
Net Investment Income                      4,261,739   1,584,729
                                          ----------------------
NET REALIZED GAIN (LOSS) ON:
  Investments                               (998,742)   (183,735)
  Short sales                                  4,847          --
  Written options                            (62,477)         --
  Financial futures contracts                 58,881     114,532
                                          ----------------------
Net realized loss                           (997,491)    (69,203)
                                          ----------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON:
  Investments                              1,792,717    (184,434)
  Short sales                                 (9,684)         --
  Written options                             46,218          --
  Financial futures contracts               (345,480)    (44,982)
                                          ----------------------
Net change in unrealized appreciation
  (depreciation)                           1,483,771    (229,416)
                                          ----------------------
Net realized and unrealized gain (loss)      486,280    (298,619)
                                          ----------------------
Net increase in net assets resulting
  from operations                         $4,748,019  $1,286,110
                                          ======================
----------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                           TIFF                 TIFF INTERNATIONAL
                                     MULTI-ASSET FUND              EQUITY FUND
                                --------------------------  --------------------------
                                 Six Months                  Six Months
                                   Ended          Year         Ended          Year
                                  6/30/02        Ended        6/30/02        Ended
                                (unaudited)    12/31/2001   (unaudited)    12/31/2001
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income           $ 1,734,701   $  2,972,394  $   829,419   $  1,033,477
Net realized loss on
  investments, financial
  futures contracts, forward
  currency contracts, and
  foreign currency-related
  transactions                   (3,724,626)    (1,804,466)  (1,090,870)   (19,427,056)
Net change in unrealized
  appreciation (depreciation)
  on investments, financial
  futures contracts, forward
  currency contracts, and
  translation of other assets
  and liabilities denominated
  in foreign currencies          (1,955,228)    (8,632,744)   6,007,357    (12,160,706)
                                ------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                     (3,945,153)    (7,464,816)   5,745,906    (30,554,285)
                                ------------------------------------------------------

DISTRIBUTIONS
From net investment income               --     (2,984,251)          --       (464,894)
From net realized gains                  --       (215,724)          --     (1,765,691)
Return of capital                        --             --           --       (628,520)
                                ------------------------------------------------------
Decrease in net assets
  resulting from distributions           --     (3,199,975)          --     (2,859,105)
                                ------------------------------------------------------

CAPITAL SHARE TRANSACTIONS,
  NET (SEE APPENDIX E)           21,135,153      4,070,762   (1,397,343)    (5,301,112)
                                ------------------------------------------------------
Total increase (decrease) in
  net assets                     17,190,000     (6,594,029)   4,348,563    (38,714,502)

NET ASSETS
Beginning of period             208,441,142    215,035,171  142,395,654    181,110,156
                                ------------------------------------------------------
End of period                   $225,631,142  $208,441,142  $146,744,217  $142,395,654
                                ======================================================

UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT
  INCOME                        $  (200,089)  $ (1,934,790) $     1,215   $   (828,204)
--------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                         TIFF US                       TIFF
                                       EQUITY FUND                  BOND FUND
                                --------------------------  --------------------------
                                 Six Months                  Six Months
                                   Ended          Year         Ended          Year
                                  6/30/02        Ended        6/30/02        Ended
                                (unaudited)    12/31/2001   (unaudited)    12/31/2001
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)    $  (128,545)  $    155,902  $ 4,261,739   $ 11,421,284
Net realized gain (loss) on
  investments, short sales,
  financial futures contracts,
  and written options               575,389     (4,989,341)    (997,491)     5,011,864
Net change in unrealized
  appreciation (depreciation)
  on investments, short sales,
  financial futures contracts,
  and written options           (23,277,512)   (10,371,327)   1,483,771     (1,631,887)
                                ------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                    (22,830,668)   (15,204,766)   4,748,019     14,801,261
                                ------------------------------------------------------

DISTRIBUTIONS
From net investment income               --       (509,133)  (4,052,643)   (11,619,305)
Return of capital                        --       (128,784)          --             --
                                ------------------------------------------------------
Decrease in net assets
  resulting from distributions           --       (637,917)  (4,052,643)   (11,619,305)
                                ------------------------------------------------------

CAPITAL SHARE TRANSACTIONS,
  NET (SEE APPENDIX E)           (4,141,008)    (9,385,813) (15,474,991)   (35,781,073)
                                ------------------------------------------------------
Total decrease in net assets    (26,971,676)   (25,228,496) (14,779,615)   (32,599,117)

NET ASSETS
Beginning of period             217,577,635    242,806,131  168,212,032    200,811,149
                                ------------------------------------------------------
End of period                   $190,605,959  $217,577,635  $153,432,417  $168,212,032
                                ======================================================

UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT
  INCOME                        $   (37,268)  $     91,277  $   209,096   $         --
--------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                                    TIFF
                                               SHORT-TERM FUND
                                          -------------------------
                                           Six Months
                                             Ended         Year
                                            6/30/02        Ended
                                          (unaudited)   12/31/2001
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                     $ 1,584,729   $ 4,766,775
Net realized gain (loss) on investments
  and financial futures contracts             (69,203)      296,543
Net change in unrealized appreciation
  (depreciation) on investments and
  financial futures contracts                (229,416)      124,110
                                          -------------------------
Net increase in net assets resulting
  from operations                           1,286,110     5,187,428
                                          -------------------------

DISTRIBUTIONS
From net investment income                 (1,556,884)   (4,768,248)
From net realized gains                            --      (201,454)
Return of capital                                  --       (21,612)
                                          -------------------------
Decrease in net assets resulting from
  distributions                            (1,556,884)   (4,991,314)
                                          -------------------------

CAPITAL SHARE TRANSACTIONS, NET (SEE
  APPENDIX E)                              58,100,274    16,850,559
                                          -------------------------
Total increase in net assets               57,829,500    17,046,673

NET ASSETS
Beginning of period                        93,881,900    76,835,227
                                          -------------------------
End of period                             $151,711,400  $93,881,900
                                          =========================

DISTRIBUTIONS IN EXCESS OF NET
INVESTMENT INCOME                         $    (2,605)  $   (30,450)
-------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND -- FINANCIAL HIGHLIGHTS

                           Six Months
                              Ended       Year       Year       Year       Year       Year
                             6/30/02      Ended      Ended      Ended      Ended      Ended
                           (unaudited)  12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
For a share outstanding
  throughout each period
Net asset value,
  beginning of period       $  11.59    $  12.18   $  13.41   $  11.42   $  11.65   $  12.08
                           ------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income           0.10        0.17       0.23       0.22       0.20       0.44
Net realized and
  unrealized gain (loss)
  on investments*              (0.28)      (0.59)      0.04       2.30      (0.20)      0.01
                           ------------------------------------------------------------------
Total from investment
  operations                   (0.18)      (0.42)      0.27       2.52       0.00       0.45
                           ------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income             --       (0.17)     (0.28)     (0.50)     (0.26)     (0.45)
Net realized gains                --       (0.01)     (1.24)     (0.07)        --      (0.63)
                           ------------------------------------------------------------------
Total distributions               --       (0.18)     (1.52)     (0.57)     (0.26)     (1.08)
                           ------------------------------------------------------------------
Entry/exit fee per share        0.01        0.01       0.02       0.04       0.03       0.20
                           ------------------------------------------------------------------
Net asset value, end of
  period                    $  11.42    $  11.59   $  12.18   $  13.41   $  11.42   $  11.65
                           ==================================================================
TOTAL RETURN (A)              (1.47%)(c)   (3.34%)    2.39%     22.65%      0.22%      5.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                    $225,631    $208,441   $215,035   $238,644   $291,847   $382,317
Ratio of expenses to
  average net assets           0.76%(b)    0.97%      0.94%      0.57%      0.65%      0.72%
Ratio of net investment
  income to average net
  assets                       1.62%(b)    1.42%      1.67%      2.20%      1.85%      3.30%
Portfolio turnover            66.59%(c)  139.64%    156.15%    154.49%    196.06%    181.51%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
(b)  Annualized.
(c)  Not annualized.
  *  Includes foreign currency-related transactions.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

                           Six Months
                              Ended       Year       Year       Year       Year       Year
                             6/30/02      Ended      Ended      Ended      Ended      Ended
                           (unaudited)  12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
For a share outstanding
  throughout each period
Net asset value,
  beginning of period       $   9.09    $  11.25   $  13.58   $  11.17   $  11.77   $  12.19
                           ------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income           0.05        0.07       0.12       0.13       0.19       0.17
Net realized and
  unrealized gain (loss)
  on investments*               0.33       (2.05)     (1.74)      3.93       0.12      (0.11)
                           ------------------------------------------------------------------
Total from investment
  operations                    0.38       (1.98)     (1.62)      4.06       0.31       0.06
                           ------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income             --       (0.03)     (0.08)     (0.13)     (0.32)     (0.25)
Net realized gains                --       (0.12)     (0.65)     (1.54)     (0.62)     (0.28)
Return of capital                 --       (0.04)        --         --         --         --
                           ------------------------------------------------------------------
Total distributions               --       (0.19)     (0.73)     (1.67)     (0.94)     (0.53)
                           ------------------------------------------------------------------
Entry/exit fee per share          --#       0.01       0.02       0.02       0.03       0.05
                           ------------------------------------------------------------------
Net asset value, end of
  period                    $   9.47    $   9.09   $  11.25   $  13.58   $  11.17   $  11.77
                           ==================================================================
TOTAL RETURN (A)               4.18%(c)  (17.49%)   (11.66%)    37.40%      3.03%(e)    0.91%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                    $146,744    $142,396   $181,110   $246,429   $260,030   $241,072
Ratio of expenses to
  average net assets           1.30%(b)    1.40%      1.16%      1.00%      0.81%(d)    1.21%
Ratio of expenses to
  average net assets
  before expense waivers       1.30%(b)    1.40%      1.16%      1.00%      0.84%(d)    1.21%
Ratio of net investment
  income to average net
  assets                       1.15%(b)    0.68%      0.99%      1.32%      1.47%      0.72%
Portfolio turnover            28.53%(c)   54.96%     62.04%     28.33%     30.62%     25.55%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
(b)  Annualized.
(c)  Not annualized.
(d) Expenses include tax expense for the year ended December 31, 1998. Without the tax expense, the ratio of expenses to average net assets and the ratio of expenses to average net assets before expense waivers would have been 0.76% and 0.79%, respectively.
(e) Total return would have been lower had certain expenses not been waived or reimbursed.
  *  Includes foreign currency-related transactions.
  #  Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND -- FINANCIAL HIGHLIGHTS

                           Six Months
                              Ended       Year       Year       Year       Year       Year
                             6/30/02      Ended      Ended      Ended      Ended      Ended
                           (unaudited)  12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
For a share outstanding
  throughout each period
Net asset value,
  beginning of period       $  12.08    $  12.96   $  15.78   $  15.62   $  15.66   $  13.74
                           ------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income
  (loss)                       (0.01)       0.01       0.12       0.09       0.17       0.50
Net realized and
  unrealized gain (loss)
  on investments               (1.27)      (0.85)     (0.61)      2.70       1.58       3.93
                           ------------------------------------------------------------------
Total from investment
  operations                   (1.28)      (0.84)     (0.49)      2.79       1.75       4.43
                           ------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income             --       (0.04)     (0.10)     (0.43)     (0.14)     (0.51)
Net realized gains                --          --      (2.24)     (2.21)     (1.66)     (2.01)
                           ------------------------------------------------------------------
Total distributions               --       (0.04)     (2.34)     (2.64)     (1.80)     (2.52)
                           ------------------------------------------------------------------
Entry/exit fee per share          --#         --#      0.01       0.01       0.01       0.01
                           ------------------------------------------------------------------
Net asset value, end of
  period                    $  10.80    $  12.08   $  12.96   $  15.78   $  15.62   $  15.66
                           ==================================================================
TOTAL RETURN (A)             (10.60%)(c)   (6.51%)   (2.67%)    18.89%     11.85%     33.01%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                    $190,606    $217,578   $242,806   $280,853   $312,587   $255,714
Ratio of expenses to
  average net assets           1.19%(b)    1.28%      0.79%      0.67%      0.72%      0.70%
Ratio of net investment
  income (loss) to
  average net assets          (0.12%)(b)    0.07%     0.82%      0.68%      0.99%      1.34%
Portfolio turnover            28.02%(c)  103.40%     88.20%     73.59%     98.30%    108.52%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
(b)  Annualized.
(c)  Not annualized.
  #  Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF BOND FUND -- FINANCIAL HIGHLIGHTS

                           Six Months
                              Ended       Year       Year       Year       Year       Year
                             6/30/02      Ended      Ended      Ended      Ended      Ended
                           (unaudited)  12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
For a share outstanding
  throughout each period
Net asset value,
  beginning of period       $  10.15    $   9.98   $   9.60   $  10.29   $  10.24   $  10.06
                           ------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income           0.26        0.60       0.62       0.61       0.60       0.64
Net realized and
  unrealized gain (loss)
  on investments                0.04        0.18       0.40      (0.65)      0.13       0.27
                           ------------------------------------------------------------------
Total from investment
  operations                    0.30        0.78       1.02      (0.04)      0.73       0.91
                           ------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income          (0.25)      (0.61)     (0.64)     (0.63)     (0.62)     (0.65)
Net realized gains                --          --         --      (0.02)     (0.06)     (0.08)
                           ------------------------------------------------------------------
Total distributions            (0.25)      (0.61)     (0.64)     (0.65)     (0.68)     (0.73)
                           ------------------------------------------------------------------
Net asset value, end of
  period                    $  10.20    $  10.15   $   9.98   $   9.60   $  10.29   $  10.24
                           ==================================================================
TOTAL RETURN                   3.03%(b)    7.91%     11.01%     (0.45%)     7.31%      9.35%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                    $153,432    $168,212   $200,811   $184,508   $197,652   $173,352
Ratio of expenses to
  average net assets           0.60%(a)    0.49%      0.50%      0.48%      0.46%      0.56%
Ratio of net investment
  income to average net
  assets                       5.23%(a)    5.88%      6.51%      6.01%      5.82%      6.41%
Portfolio turnover           226.38%(b)  483.07%    456.33%    474.10%    329.49%    398.16%

--------------------------------------------------------------------------------

(a)  Annualized.
(b)  Not annualized.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND -- FINANCIAL HIGHLIGHTS

                           Six Months
                              Ended       Year      Year      Year      Year      Year
                             6/30/02     Ended     Ended     Ended     Ended     Ended
                           (unaudited)  12/31/01  12/31/00  12/31/99  12/31/98  12/31/97
For a share outstanding
  throughout each period
Net asset value,
  beginning of period       $  10.02    $ 10.00   $  9.94   $  9.97   $  9.95   $  9.99
                           -------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income           0.12       0.47      0.60      0.52      0.54      0.54
Net realized and
  unrealized gain (loss)
  on investments               (0.03)      0.04      0.06     (0.03)     0.01     (0.02)
                           -------------------------------------------------------------
Total from investment
  operations                    0.09       0.51      0.66      0.49      0.55      0.52
                           -------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income          (0.12)     (0.47)    (0.60)    (0.52)    (0.53)    (0.56)
Net realized gains                --      (0.02)       --        --        --        --
Return of capital                 --      (0.00)#      --        --        --        --
                           -------------------------------------------------------------
Total distributions            (0.12)     (0.49)    (0.60)    (0.52)    (0.53)    (0.56)
                           -------------------------------------------------------------
Net asset value, end of
  period                    $   9.99    $ 10.02   $ 10.00   $  9.94   $  9.97   $  9.95
                           =============================================================
TOTAL RETURN (A)               0.94%(c)   5.29%     6.86%     4.93%     5.59%     5.30%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                    $151,711    $93,882   $76,835   $89,756   $74,907   $34,431
Ratio of expenses to
  average net assets           0.35%(b)   0.35%     0.35%     0.35%     0.35%     0.47%
Ratio of expenses to
  average net assets
  before expense waivers       0.40%(b)   0.40%     0.43%     0.45%     0.53%     0.56%
Ratio of net investment
  income to average net
  assets                       2.52%(b)   4.75%     6.07%     5.14%     5.41%     5.53%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and would have been lower had certain expenses not been waived.
(b)  Annualized.
(c)  Not annualized.
  #  Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2002
1.  ORGANIZATION

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has five active funds: TIFF Multi-Asset Fund ("Multi-Asset"), TIFF International Equity Fund ("International Equity"), TIFF US Equity Fund ("US Equity"), TIFF Bond Fund ("Bond"), and TIFF Short-Term Fund ("Short-Term"), collectively referred to as the "funds."

INVESTMENT OBJECTIVES

  ------------------------------------------------------------------------------------------------------
  FUND                                                INVESTMENT OBJECTIVES
  ------------------------------------------------------------------------------------------------------
  Multi-Asset                                         Attain a growing stream of current income and
                                                      appreciation of principal that at least offsets
                                                      inflation.

  International Equity                                Attain appreciation of principal that at least
                                                      offsets inflation.

  US Equity                                           Attain a growing stream of current income and
                                                      appreciation of principal that at least offsets
                                                      inflation.

  Bond                                                Attain a high rate of current income subject to
                                                      restrictions designed to ensure liquidity and
                                                      manage exposure to interest rate and credit risk
                                                      and to provide a hedge against deflation-induced
                                                      declines in common stock prices and dividend
                                                      streams.

  Short-Term                                          Attain a high rate of current income, subject to
                                                      restrictions designed to control interest rate
                                                      risk.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of asset and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

VALUATION OF INVESTMENTS

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Time deposits, repurchase agreements, and reverse repurchase agreements are generally valued at their cost plus accrued interest. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase was greater than 60 days. Options and futures contracts are valued at the last quoted bid price, except that open futures sales contracts are valued using the closing settlement price or, in the absence of such price, the most recently quoted ask price. Forward foreign currency exchange contracts are valued at the estimated current cost of covering or offsetting the contracts.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset value of the funds is determined will not be reflected in the funds' calculation of the net asset value unless the funds' investment advisor believes that the particular event would materially affect net asset value, in which case adjustments would be made.

Certain funds invest in limited partnerships formed for the purpose of earning returns from alternative investment strategies. Investments in limited partnerships held by the funds are presented, under procedures established by TIP's board of directors, at fair values, which generally represent the respective fund's proportionate share of the net assets of the investee partnerships as reported by them. These values are not necessarily indicative of the value the funds would receive in a current sale. The fund's proportionate share of the change in values of the investee partnerships is recorded as change in unrealized appreciation (depreciation) on investments in its statement of operations. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by TIP's board of directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. At June 30, 2002, the aggregate amount of securities fair valued were as follows:

  -------------------------------------------------------------------
  FUND                                       AMOUNT   % OF NET ASSETS
  -------------------------------------------------------------------
  Multi-Asset                               $904,129         0.40%
  International Equity                       848,301         0.58%
  US Equity                                   20,684         0.01%

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2002

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed). Interest income and expenses are recorded on an accrual basis. The funds accrete discount or amortize premium using the yield-to-maturity method on a daily basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the funds, using reasonable diligence, become aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The funds use the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

As part of the custodial agreement between the custodial bank and the funds, the custodial bank has a lien on the securities of a fund to the extent permitted by the fund's investment restrictions to cover any advances made by the custodial bank for the settlement of securities purchased by the fund. At June 30, 2002, the payable to the custodial bank by the International Equity Fund represents the amount due for a cash advance for the settlement of a security purchased.

INCOME TAXES

There is no provision for federal income or excise tax since each fund has elected to be taxed as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of its taxable income. Net realized losses attributable to security transactions and foreign currency transactions after October 31 are treated as arising on the first day of a fund's next fiscal year if so elected by the fund. The funds may be subject to foreign taxes on income, gains on investments, or currency repatriation. The funds accrue such taxes, as applicable, as a reduction from the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

EXPENSES

Expenses directly attributable to a fund are charged to that fund's operations; expenses that are applicable to all funds are allocated among them based on their relative average daily net assets.

DIVIDENDS TO MEMBERS

It is the policy of all funds to declare dividends according to the following schedule:

  ---------------------------------------------------------------------------
                                            DIVIDENDS FROM NET  CAPITAL GAINS
  FUND                                      INVESTMENT INCOME   DISTRIBUTIONS
  ---------------------------------------------------------------------------
  Multi-Asset                                   Semi-annually     Annually
  International Equity                          Semi-annually     Annually
  US Equity                                         Quarterly     Annually
  Bond                                                Monthly     Annually
  Short-Term                                          Monthly     Annually

Dividends from net short-term capital gains and net long-term capital gains of each fund, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

FOREIGN CURRENCY TRANSLATION

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

 (i) the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date and

(ii) purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net foreign currency gain or loss is included in the Statement of Operations.

The funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2002
or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

FORWARD CURRENCY CONTRACTS

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund's portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery or by entry into a closing contract, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the time of purchase and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Appendix B of the Notes to Financial Statements details each fund's outstanding forward currency contracts at June 30, 2002.

FINANCIAL FUTURES CONTRACTS

Certain funds are engaged in trading financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss in the Statement of Operations. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts tend to increase or decrease the funds' exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, an illiquid secondary market for the contracts, or counterparties not performing under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

At June 30, 2002, the funds held assets with a broker as margin for financial futures as follows:

  --------------------------------------------------------------
                                                      SEGREGATED
  FUND                                                  ASSETS
  --------------------------------------------------------------
  Multi-Asset                                         $2,967,007
  International Equity                                 1,269,666
  US Equity                                              896,389
  Bond                                                    84,954
  Short-Term                                             299,199

Appendix C of the Notes to Financial Statements details each fund's open futures contracts at June 30, 2002.

SHORT SELLING

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund will generally borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund's broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

In "short selling," a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2002

OPTIONS

When a fund purchases an option, an amount equal to the premium paid by the fund is included in the fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the fund realizes a loss in the amount of the premium originally paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund's Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the fund is reduced by the premium received. The fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

Each fund may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts tend to increase or decrease the fund's exposure to the underlying instrument and may serve as hedges for other fund investments.

Appendix D of the Notes to Financial Statements details each fund's written option contract activity and open written option contracts at June 30, 2002.

NET ASSET VALUE

The net asset value per share is calculated on a daily basis by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the fund.

3.  INVESTMENT ADVISORY AGREEMENT AND MONEY MANAGER AGREEMENTS

TIP's board of directors has approved investment advisory agreements with Foundation Advisers, Inc. ("FAI"). Each fund pays FAI a maximum monthly fee calculated by applying the following annual rates to such fund's average daily net assets for the month:

  -----------------------------------------------------------------------------------
                             MULTI-  INTERNATIONAL      US                   SHORT-
  ASSETS                     ASSET      EQUITY        EQUITY      BOND        TERM
  -----------------------------------------------------------------------------------
  On the first $500 million  0.20%         0.15%       0.15%      0.10%       0.03%
  On the next $500 million   0.18%         0.13%       0.13%      0.08%       0.03%
  On the next $500 million   0.15%         0.11%       0.11%      0.06%       0.02%
  On the next $500 million   0.13%         0.09%       0.09%      0.05%       0.02%
  On the next $500 million   0.11%         0.07%       0.07%      0.04%       0.01%
  On the remainder (> $2.5
    billion)                 0.09%         0.05%       0.05%      0.03%       0.01%

TIP's board of directors has approved money manager agreements with each of the money managers. Money managers will receive annual management fees equal to a stated percentage of the value of fund assets under management that is adjusted upward or downward, proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Certain money managers, however, will receive management fees equal to a flat percentage per annum of the assets under management with a single rate or on a descending scale.

Appendix A of the Notes to Financial Statements identifies money managers who provide services to the funds and the minimum, maximum, and effective fee rates applicable during the six months ended June 30, 2002. Unless otherwise indicated, the management fee received by a money manager varies based on the money manager's investment performance.

During the six months ended June 30, 2002, the Short-Term Fund received fee waivers of $18,869 and $12,810 from the fund's investment advisor and money manager, respectively. These fee waivers, which are voluntary, are designed to cap the total annual operating expenses of the fund at 0.35%.

With respect to funds' investments in other registered investment companies, private investment funds, investment partnerships, and other commingled investment vehicles, the funds bear their ratable share of each such entity's expenses and would also be subject to their share of the

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2002
management and performance fees, if any, charged by such entity. The funds' share of management and performance fees charged by such entities is in addition to fees paid by the respective fund to FAI and money managers.

Pursuant to an Administration Agreement, Investors Capital Services, Inc. ("Investors Capital," a wholly owned subsidiary of Investors Financial Services Co.), two employees of which serve as officers of TIP, earns a fee for providing fund administration services to TIP according to the following schedule: 0.07% of the first $300 million of the average daily net assets of TIP, 0.05% of the next $2.7 billion, 0.04% of the next $2.0 billion, and 0.03% of the average daily net assets over $5.0 billion. In addition, TIP has agreed to pay Investors Capital an incentive fee not to exceed 0.02% of average daily net assets for reducing the expense ratio of one or more funds of TIP below certain levels specified for each fund. For the six months ended June 30, 2002, the amount accrued of this incentive fee was $17,352. Investors Bank & Trust Company ("IBT"), which is a wholly owned subsidiary of Investors Financial Services Co., serves as the funds' custodian and accounting and transfer agent. Fees paid for services rendered by IBT are based upon assets of the funds and on transactions entered into by the funds during the period. Fees for such services paid to IBT by the funds are reflected as custodian and accounting fees and shareholder recordkeeping fees in the Statement of Operations.

4.  INVESTMENT TRANSACTIONS

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the six months ended June 30, 2002, were as follows:

NON-US GOVERNMENT SECURITIES

  --------------------------------------------------------------------
  FUND                                       PURCHASES       SALES
  --------------------------------------------------------------------
  Multi-Asset                               $ 47,804,365  $ 46,807,440
  International Equity                        36,962,130    38,319,340
  US Equity                                   56,258,407    61,418,884
  Bond                                        46,977,283    48,607,020
  Short-Term                                  90,752,743    49,136,353

US GOVERNMENT SECURITIES

  --------------------------------------------------------------------
  FUND                                       PURCHASES       SALES
  --------------------------------------------------------------------
  Multi-Asset                               $ 85,959,577  $ 84,665,828
  Bond                                       323,638,820   345,504,484
  Short-Term                                 114,315,816   124,144,938

For federal income tax purposes, the cost of securities owned at June 30, 2002, the aggregate gross unrealized appreciation (depreciation) and the net unrealized appreciation (depreciation) on securities owned and securities sold short at June 30, 2002, for each fund are as follows:

  -----------------------------------------------------------------------------------------------------
                                                                          NET UNREALIZED
                                                                          APPRECIATION/
  FUND                            GROSS APPRECIATION  GROSS DEPRECIATION  (DEPRECIATION)      COST
  -----------------------------------------------------------------------------------------------------
  Multi-Asset                        $29,552,496         $(13,057,761)     $16,494,735    $218,160,925
  International Equity                19,073,087          (16,823,532)       2,249,555     143,554,103
  US Equity                           23,186,745          (40,720,685)     (17,533,940)    208,935,882
  Bond                                 4,547,891             (994,190)       3,553,701     171,921,482
  Short-Term                             248,861             (172,206)          76,655     163,955,236

5.  REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The funds did not enter into any reverse repurchase agreements during the six months ended June 30, 2002.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by the fund's board of directors on the basis of such party's creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2002

6.  CAPITAL SHARE TRANSACTIONS

As of June 30, 2002, each fund had 500,000,000 shares of $0.001 par value capital stock authorized. The funds may charge entry or exit fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, the US Equity Fund assesses entry and exit fees of 0.25% of capital invested or redeemed; the Multi-Asset Fund assesses entry and exit fees of 0.50%; and the International Equity Fund assesses entry and exit fees of 0.75%. These fees, which are paid to the funds directly, not to FAI or other vendors supplying services to the funds, are designed to allocate transaction costs associated with purchases and redemptions of fund's shares. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at FAI's discretion when the purchase or redemption will not result in significant transaction costs for the affected fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the funds and included in proceeds from shares sold or deducted from distributions for redemptions. Transactions in capital stock are listed in Appendix E of the Notes to Financial Statements.

7.  DELAYED DELIVERY TRANSACTIONS

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset and Bond Funds enter into "TBA" (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under VALUATION OF INVESTMENTS above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the funds will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio, the funds may dispose of a commitment prior to settlement if the funds' money managers deem it appropriate to do so.

The Multi-Asset and Bond Funds enter into TBA sale commitments to hedge their portfolios or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under VALUATION OF INVESTMENTS above. The contract is marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

8.  CONCENTRATION OF RISKS

The funds may engage in transactions with counterparties, including but not limited to repurchase agreements, forward contracts, futures and options, and interest rate and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset and US Equity Funds invest in limited partnerships that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset, Bond, and Short-Term Funds invest in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate changes. Although these funds generally maintain diversified portfolios, the ability of the issuers of the respective funds' portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region. The Bond Fund has a concentration of its investments in the financial services industry which may be affected by changes in such industry.

The Multi-Asset and International Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. While the funds' investment in emerging markets debt securities is limited, the yields of these obligations reflect perceived credit risk.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2002

9.  PRINCIPAL MEMBERS

The schedule below shows the number of members each owning 10% or more of a fund and the total percentage of the fund held by such members as of June 30, 2002.

  ----------------------------------------------------------------
  FUND                                      NUMBER  % OF FUND HELD
  ----------------------------------------------------------------
  Multi-Asset                                   2            30
  International Equity                          1            44
  US Equity                                     1            14
  Bond                                          1            13
  Short-Term                                    2            56

From time to time, a fund may have members that hold significant portions of the respective fund's outstanding shares. Investment activities of such members could have a material impact on those funds.

10.  RESTRICTED SECURITIES

Restricted securities that were held by the funds at June 30, 2002, were valued in accordance with the VALUATION OF INVESTMENTS as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

Appendix F of the Notes to Financial Statements details each fund's restricted securities at June 30, 2002.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2002

                                   APPENDIX A

                 MONEY MANAGER FEE AS PERCENT OF ASSETS MANAGED
                     FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                                       EFFECTIVE
                                     MINIMUM  MAXIMUM  FEE RATE
TIFF MULTI-ASSET FUND

Aronson + Partners                     0.10     0.80    0.77
Harding, Loevner Management, LP        0.10     1.50    0.49
Oechsle International Advisors, LLC    0.20     0.60    0.20
Seix Investment Advisors, Inc.         0.10     0.80    0.10
Wellington Management Company,
  LLP(a)                               0.35     0.45    0.45

TIFF INTERNATIONAL EQUITY FUND

Delaware International Advisers
  Ltd.(a)                              0.30     0.50    0.50
Harding, Loevner Management, LP        0.10     1.50    0.41
Marathon Asset Management, Ltd.        0.15     1.60    1.58
Oechsle International Advisors, LLC    0.20     1.00    0.20

TIFF US EQUITY FUND

Aronson + Partners                     0.10     0.80    0.72
Martingale Asset Management,
  LP(a)(b)                             0.05     0.10    0.09
Palo Alto Investors                    0.10     2.00    1.07
Shapiro Capital Management
  Company, Inc.                        0.50     0.95    0.84
Sit Investment Associates, Inc.(a)     0.40     0.65    0.59
Westport Asset Management, Inc.        0.15     2.00    2.00

TIFF BOND FUND

Atlantic Asset Management, LLC         0.10     0.60    0.12
Seix Investment Advisors, Inc.         0.10     0.80    0.10
Smith Breeden Associates, Inc.         0.10     0.85    0.41

TIFF SHORT-TERM FUND

Fischer Francis Trees &
  Watts, Inc.(a)                       0.15     0.20    0.17(c)

-------------

(a)  Money manager receives a fee that does not include a performance component.
(b)  Money manager receives a fee based on assets of the entire fund.
(c) Money manager has agreed voluntarily to waive a portion of its fee, and the effective rate is after such waiver.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2002

                                   APPENDIX B

              OPEN FORWARD CURRENCY CONTRACTS AS OF JUNE 30, 2002

                                                US DOLLAR          FOREIGN CURRENCY     UNREALIZED
CONTRACTS           DESCRIPTION            RECEIVABLE/(PAYABLE)  RECEIVABLE/(PAYABLE)  APPRECIATION

           MULTI-ASSET FUND

           BUY CONTRACTS -- FORWARDS
3,238,429  Euro 9/18/02                        $(3,059,132)           $3,186,513         $127,381
                                                                                         --------
                                                                                         $127,381
                                                                                         ========

           INTERNATIONAL EQUITY FUND

           BUY CONTRACTS -- FORWARDS
4,176,671  Euro 9/18/02                        $(3,926,488)           $4,109,713         $183,225
                                                                                         --------
                                                                                         $183,225
                                                                                         ========

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2002

                                   APPENDIX C

                   OPEN FUTURES CONTRACTS AS OF JUNE 30, 2002

                                                                          UNREALIZED
NUMBER OF                                      COST/       VALUE AT     APPRECIATION/
CONTRACTS                TYPE               (PROCEEDS)   JUNE 30, 2002  (DEPRECIATION)

            MULTI-ASSET FUND

            LONG FUTURES CONTRACTS
     62     September 2002 British Pound    $ 5,666,500   $ 5,907,050     $ 240,550
     29     July 2002 CAC 40                  1,076,731     1,117,830        41,099
     20     September 2002 DAX Index          2,135,157     2,183,327        48,170
     79     September 2002 FTSE 100 Index     5,590,304     5,602,948        12,644
     43     September 2002 Japanese Yen       4,340,975     4,516,613       175,638
            September 2002 Nikkei 300
    276     Index                             4,860,045     4,639,913      (220,132)
     72     September 2002 S&P 500 Index     18,401,750    17,821,800      (579,950)
                                                                          ---------
                                                                           (281,981)
                                                                          ---------

            SHORT FUTURES CONTRACTS
            September 2002 10-year US
      3     Treasury Notes                     (328,668)     (321,703)        6,965
                                                                          ---------
                                                                          $(275,016)
                                                                          =========

            INTERNATIONAL EQUITY FUND

            LONG FUTURES CONTRACTS
     35     September 2002 British Pound      3,198,875     3,334,625     $ 135,750
     39     July 2002 CAC 40                  1,448,024     1,503,294        55,270
     16     September 2002 DAX Index          1,719,608     1,746,669        27,061
     45     September 2002 FTSE 100 Index     3,184,351     3,191,553         7,202
     62     September 2002 Japanese Yen       6,224,700     6,512,325       287,625
      5     September 2002 MIB 30 Index         689,098       692,456         3,358
            September 2002 Nikkei 300
    358     Index                             6,491,223     6,018,438      (472,785)
                                                                          ---------
                                                                          $  43,481
                                                                          =========

            US EQUITY FUND

            LONG FUTURES CONTRACTS
     35     September 2002 S&P 500 Index      9,360,538     8,663,375     $(697,163)
                                                                          =========

            BOND FUND

            LONG FUTURES CONTRACTS
     78     December 2002 Eurodollar         18,917,101    19,057,350     $ 140,249
            September 2002 10-year US
     23     Treasury Agency                   2,334,680     2,375,109        40,429
      3     March 2007 Eurodollar               702,750       704,550         1,800
      1     March 2008 Eurodollar               232,975       234,150         1,175
      1     June 2007 Eurodollar                233,175       234,675         1,500
      1     June 2008 Eurodollar                232,900       233,987         1,087
      1     September 2007 Eurodollar           233,100       234,513         1,413
      1     December 2007 Eurodollar            232,875       234,213         1,338
            September 2002 5-year US
     62     Treasury Notes                    6,556,828     6,660,156       103,328
            September 2002 US Treasury
      4     Bond                                412,204       411,126        (1,078)
                                                                          ---------
                                                                          $ 291,241
                                                                          =========

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2002

                             APPENDIX C (CONTINUED)

                                                                        UNREALIZED
NUMBER OF                                    COST/        VALUE AT      APPRECIATION/
CONTRACTS              TYPE                 (PROCEEDS)   JUNE 30, 2002  (DEPRECIATION)
            SHORT FUTURES CONTRACTS
      2     March 2003 Eurodollar           $  (479,837)  $  (486,225)    $  (6,388)
      2     March 2004 Eurodollar              (470,850)     (476,625)       (5,775)
      2     March 2005 Eurodollar              (469,050)     (473,325)       (4,275)
      2     March 2006 Eurodollar              (467,500)     (471,325)       (3,825)
      2     June 2003 Eurodollar               (480,200)     (483,075)       (2,875)
      2     June 2004 Eurodollar               (471,137)     (475,425)       (4,288)
      2     June 2005 Eurodollar               (468,538)     (472,750)       (4,212)
      2     June 2006 Eurodollar               (467,225)     (470,875)       (3,650)
     11     September 2002 Eurodollar        (2,681,063)   (2,696,237)      (15,174)
      2     September 2003 Eurodollar          (474,875)     (480,200)       (5,325)
      3     September 2004 Eurodollar          (705,150)     (711,863)       (6,713)
      2     September 2005 Eurodollar          (468,100)     (472,250)       (4,150)
      2     December 2002 Eurodollar           (482,787)     (488,650)       (5,863)
      2     December 2003 Eurodollar           (473,050)     (478,075)       (5,025)
      2     December 2004 Eurodollar           (469,300)     (473,750)       (4,450)
      2     December 2005 Eurodollar           (467,475)     (471,575)       (4,100)
      2     December 2006 Eurodollar           (466,450)     (469,850)       (3,400)
            September 2002 US Treasury
     21     Bond                             (2,111,154)   (2,158,406)      (47,252)
            September 2002 10-year US
    134     Treasury Notes                  (14,021,175)  (14,369,406)     (348,231)
                                                                          ---------
                                                                           (484,971)
                                                                          ---------
                                                                          $(193,730)
                                                                          =========

            SHORT-TERM FUND

            LONG FUTURES CONTRACTS
     50     December 2003 Eurodollar         11,941,138    11,951,875     $  10,737
                                                                          ---------

            SHORT FUTURES CONTRACTS
     50     December 2002 Eurodollar        (12,189,613)  (12,216,250)      (26,637)
                                                                          ---------
                                                                          $ (15,900)
                                                                          =========

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2002

                                   APPENDIX D

        WRITTEN OPTION CONTRACTS FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                            NUMBER OF
BOND FUND                                   CONTRACTS   PREMIUMS

Outstanding at beginning of period              23      $ 9,126
Options Closed                                 (23)      (9,126)
                                               ---      -------
Outstanding at end of period                    --      $    --
                                               ===      =======

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2002

                                   APPENDIX E

                           CAPITAL SHARE TRANSACTIONS

                          SIX MONTHS ENDED JUNE 30, 2002*    YEAR ENDED DECEMBER 31, 2001
                              SHARES           AMOUNT          SHARES          AMOUNT

MULTI-ASSET FUND
             Shares Sold     2,567,049      $ 30,148,830      1,321,764     $ 15,566,993
       Shares Reinvested            --                --        177,403        2,022,733
          Exit/Entry Fee            --           197,555             --          144,935
                            ----------      ------------     ----------     ------------
                Subtotal     2,567,049        30,346,385      1,499,167       17,734,661
         Shares Redeemed      (790,248)       (9,211,232)    (1,170,150)     (13,663,899)
                            ----------      ------------     ----------     ------------
            Net Increase     1,776,801      $ 21,135,153        329,017     $  4,070,762
                            ----------      ------------     ----------     ------------

INTERNATIONAL EQUITY FUND
             Shares Sold        119,240      $  1,117,478        723,422     $  6,992,908
       Shares Reinvested             --                --        306,272        2,725,006
          Exit/Entry Fee             --            27,509             --          153,753
                             ----------      ------------     ----------     ------------
                Subtotal        119,240         1,144,987      1,029,694        9,871,667
         Shares Redeemed       (283,523)       (2,542,330)    (1,464,571)     (15,172,779)
                             ----------      ------------     ----------     ------------
            Net Decrease       (164,283)     $ (1,397,343)      (434,877)    $ (5,301,112)
                             ----------      ------------     ----------     ------------

US EQUITY FUND
             Shares Sold        446,520      $  5,244,450        745,549     $  8,938,727
       Shares Reinvested             --                --         30,588          354,032
          Exit/Entry Fee             --            36,699             --           69,000
                             ----------      ------------     ----------     ------------
                Subtotal        446,520         5,281,149        776,137        9,361,759
         Shares Redeemed       (813,342)       (9,422,157)    (1,505,550)     (18,747,572)
                             ----------      ------------     ----------     ------------
            Net Decrease       (366,822)     $ (4,141,008)      (729,413)    $ (9,385,813)
                             ----------      ------------     ----------     ------------

BOND FUND
             Shares Sold        454,180      $  4,643,122      3,352,060     $ 34,119,149
       Shares Reinvested        300,805         3,061,678        816,978        8,318,337
                             ----------      ------------     ----------     ------------
                Subtotal        754,985         7,704,800      4,169,038       42,437,486
         Shares Redeemed     (2,272,748)      (23,179,791)    (7,720,589)     (78,218,559)
                             ----------      ------------     ----------     ------------
            Net Decrease     (1,517,763)     $(15,474,991)    (3,551,551)    $(35,781,073)
                             ----------      ------------     ----------     ------------

SHORT-TERM FUND
             Shares Sold     10,546,153      $105,469,344     11,121,577     $111,132,828
       Shares Reinvested        142,044         1,418,261        454,142        4,557,571
                             ----------      ------------     ----------     ------------
                Subtotal     10,688,197       106,887,605     11,575,719      115,690,399
         Shares Redeemed     (4,876,952)      (48,787,331)    (9,888,838)     (98,839,840)
                             ----------      ------------     ----------     ------------
            Net Increase      5,811,245      $ 58,100,274      1,686,881     $ 16,850,559
                             ----------      ------------     ----------     ------------

-------------

  *  Unaudited

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2002

                                   APPENDIX F

                   RESTRICTED SECURITIES AS OF JUNE 30, 2002

The following restricted securities were held by the funds as of June 30, 2002, and were valued in accordance with the VALUATION OF INVESTMENTS as described in
Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

                                     INVESTMENT                           DATE OF ACQUISITION      COST

MULTI-ASSET FUND                     Canyon Value Realization Fund, LP        06/01/1996        $7,797,935
                                     Farallon Capital Partners, LP            04/01/1995         7,746,138
                                     Lone Redwood, LP                         12/31/1997         3,042,746
                                     OZ Domestic Partners, LP                 12/31/2001         5,000,000

US EQUITY FUND                       Adage Capital Partners, LP               12/31/2001        27,500,000
                                     Gotham Partners, LP                      12/31/1996           973,105

At June 30, 2002, the aggregate market value of restricted securities was:
Multi-Asset Fund -- $43,253,011 (19.2% of net assets); US Equity Fund -- $24,929,002 (13.1%).

--------------------------------------------------------------------------------

  DIRECTORS AND PRINCIPAL OFFICERS

  ---------------------------------------------------------------------------------------------------------------------
  NAME (AGE)                      POSITION         LENGTH OF           PRINCIPAL OCCUPATION            OTHER
  ADDRESS                         WITH FUND        SERVICE (A)         FOR LAST FIVE YEARS             DIRECTORSHIPS
  ---------------------------------------------------------------------------------------------------------------------
  DISINTERESTED DIRECTORS
  Harry N. Hoffman III (46)       Director         1 year              chief investment                none
  Chief Investment Officer                                             officer
  Mayo Foundation
  200 First Street SW
  Rochester, MN 55905
  Sheryl Johns (46)               Director         6 years             chief financial officer         none
  VP, Treasurer, and CFO
  Houston Endowment Inc.
  600 Travis, Suite 6400
  Houston, TX 77002
  William H. McLean (47)          Director         2 years             chief investment                none
  VP and Chief Investment                                              officer
  Officer
  Northwestern University
  Investment Office --
  Room 1-209
  633 Clark Street
  Evanston, IL 60208
  Fred B. Renwick (72)            Chair            10 years            finance professor               Zurich-Scudder
  Professor Emeritus
  Leonard M. Stern School of
  Business
  New York University
  44 West 4th Street,
  Suite 9-190
  New York, NY 10012
  PRINCIPAL OFFICERS AND
  INTERESTED DIRECTORS
  David A. Salem (46) (b)         President        9 years             chief executive officer         none
  TIFF
  590 Peter Jefferson Parkway,
  Suite 250
  Charlottesville, VA 22911
  Esther Cash (45)                Vice President   9 years             investment operations           none
  TIFF
  590 Peter Jefferson Parkway,
  Suite 250
  Charlottesville, VA 22911
  Thomas N. Felker (44)           Vice President   4 years             portfolio management            none
  TIFF
  590 Peter Jefferson Parkway,
  Suite 250
  Charlottesville, VA 22911
  Cynthia J. Surprise (55)        Secretary        3 years             director and counsel            none
  Investors Bank & Trust Company
  200 Clarendon Street
  Boston, MA 02116
  William E. Vastardis (46)       Treasurer        9 years             fund administrator              none
  Investors Capital
  Services, Inc.
  33 Maiden Lane, 4th Floor
  New York, NY 10038

-------------

(a) Each director serves until the date that director resigns, retires, or is removed by the board of directors or shareholders in accordance with the Articles of Incorporation.
(b) Mr. Salem is deemed to be an "interested director" because he serves as president of Foundation Advisers, Inc., the mutual funds' advisor.

--------------------------------------------------------------------------------

                            TIFF INVESTMENT PROGRAM

ADVISOR
Foundation Advisers, Inc.
590 Peter Jefferson Parkway, Suite 250
Charlottesville, VA 22911
PHONE    (434) 817-8200
FAX      (434) 817-8231

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

FUND ADMINISTRATOR
Investors Capital Services, Inc.
33 Maiden Lane, 4th Floor
New York, NY 10038

FUND DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL
Dechert
1500 K Street, N.W.
Washington, DC 20005

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

MONEY MANAGERS

TIFF MULTI-ASSET FUND
Aronson + Partners
Canyon Capital Management, LP
Farallon Capital Management, LLC
Harding, Loevner Management, LP
Lone Pine Capital LLC
Och-Ziff Capital Management Group
Oechsle International Advisors, LLC
Seix Investment Advisors, Inc.
Wellington Management Company, LLP

TIFF INTERNATIONAL EQUITY FUND
Delaware International Advisers Ltd.
Harding, Loevner Management, LP
Marathon Asset Management, Ltd.
Oechsle International Advisors, LLC

TIFF US EQUITY FUND
Adage Capital Management, LP
Aronson + Partners
Martingale Asset Management, LP
Palo Alto Investors
Shapiro Capital Management Company, Inc.
Sit Investment Associates, Inc.
Westport Asset Management, Inc.

TIFF BOND FUND
Atlantic Asset Management, LLC
Seix Investment Advisors, Inc.
Smith Breeden Associates, Inc.

TIFF SHORT-TERM FUND
Fischer Francis Trees & Watts, Inc.